UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05084

Mutual of America Investment Corporation
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.			10022
(Address of principal executive offices)			(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

ITEM 1.    REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders follows:

JUNE 30, 2009

Semi-Annual Reports of Mutual of America
Investment Corporation

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

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MUTUAL oF AMERICA INVESTMENT CORPORATION

We are pleased to present the Mutual of America Investment Corporation (the "Investment Company") Semi-Annual Report. This Report includes important information regarding the performance and financial positions of the Investment Company's funds for the six months ended June 30, 2009.

As we have documented in our periodic Economic and Market Perspective reports, the global economy fell off a cliff last fall. In the United States, the Gross Domestic Product contracted by an annual rate of over 5% in both the fourth quarter of 2008 and first quarter of 2009. Results in other developed economies were similar, while growth rates diminished dramatically in higher-growth developing nations. A review of almost any data series anywhere in the world from October last year through at least February of this year confirms the free fall that occurred. Trade flows, industrial production, consumer spending, capital spending, lending, and corporate profits all dramatically declined.

Inevitably, such a precipitous contraction was destined to slow down. It is that notion, subsequently supported by a host of "green shoots," the metaphor for "less bad" or even positive economic data, to which global equity and bond markets have been responding so positively since early March. The S&P 500® Index advanced nearly 36% from early March through the end of the second quarter, while the Russell 2000® Growth and Value Indexes are up 45-50%. Most other equity markets around the world, especially among developing and emerging economies, are up 50% or more.

We've documented the fact that this powerful global equity rally from March through May was consistently driven by the smallest, cheapest and lowest quality stocks; in other words, by the riskiest assets available. The dramatic 1,000-point-plus contraction in high yield spreads over that time period represented a similar willingness by bond investors to buy the riskiest assets. It is important to note that during this time, economic and financial system fundamentals remained extremely weak. In addition, the powerful rally in stocks was based to a large extent on hope that recession was likely to give way to recovery sometime within a reasonable time frame, probably before year-end.

As yet, however, the data have not turned definitively positive. Serious long-term structural problems with the domestic economy remain, including continued rising foreclosures of home mortgages, increases in unemployment, a rising consumer savings rate reflecting a cutback in consumption, cutbacks in inventories and capital spending budgets by most corporations, and soft export markets.

In the meantime, the global financial crisis has been met with an aggressive set of global monetary and fiscal initiatives. These seem to have stabilized the situation for the time being, much as they have contributed to the flattening out of the economic contraction.

We are now at one of those points in an economic cycle where the outlook becomes a lot more difficult to discern. Key questions facing investors include: Are there more unforeseen events that might precipitate panic in financial markets and/or another free fall in the economy? And, if we have reached a bottom in economic contraction, what is the likely trajectory of growth going forward?

The candidate scenarios include: the classic "V" (a precipitous decline followed by a dramatic snap-back); the vintage "U" (decline, plateau at low levels of activity, then recovery) or its stretched variant (plateau phase for an extended period of time); the rare "W" (so-called "double-dip," or "head-fake"); or the dreaded, but never yet seen, "L" (perpetual economic stagnation).

We are waiting to see if all of the liquidity and stimulus measures put in place, both domestically and globally, will have their desired effect. As noted, they do seem to have stabilized the situation for the time being, as things do not appear to be deteriorating. And, in fact, there have been some signs of improvement.

It is worth noting that of the $780 billion U.S. stimulus plan, only $150 billion has been authorized, and only $40 billion has actually been allocated, so the bulk of the stimulus is still ahead of us. On the other hand, some of the programs initiated to address problems in the financial system have been less than successful, and their continuation is in question. Three examples include: the Term Asset Loan Facility (an attempt to restart the securitization market for credit cards, auto loans, etc.,); the Private/Public Partnerships designed to rid toxic assets from bank balance sheets; and the Obama administration's plan for the renegotiation of 4 to 5 million mortgages.

Similarly, the Federal Reserve's aggressive program to purchase government bonds and asset-backed securities has been met with higher, rather than lower, mortgage rates, a result contrary to its stated purpose. And even though the large banks have passed their "stress tests," most have raised capital and half have repaid funds received under the Troubled Asset Relief Program, the bad assets at the root of the crisis remain on the banks' balance sheets. Moreover, their negative consequences are only being held in abeyance by a suspension of mark-to-market accounting.

Furthermore, the positive yield curve created by exceptionally low Fed Funds rates and relatively high long-term rates will take much longer to help banks build capital without a resurgence in lending, which has not occurred.

The near-term movers of the markets are likely to be second quarter earnings and the normal spate of economic data as they are disclosed during the third quarter. Longer-term issues will serve as a backdrop for second-guessing the stimulus and recovery efforts. For one, President Obama's recent Financial System Regulatory proposal will, as it wends its way through the Congressional committee and corporate/trade lobbyists, make it difficult for investors to assess the profit prospects of financial services companies, except to suggest that growth will be constrained by additional regulation. Markets in general do not react well to uncertainty, so handicapping the likely outcome of the debate on the ultimate regulatory framework for the U.S. financial system will probably provide a headwind to sustained stock advances.

Additionally, the President's top two legislative objectives, Healthcare Reform and Environmental Reform ("Cap and Trade"), prompt larger questions, such as: How much more spending, and how much more debt, can the federal government pile on in addition to the stimulus efforts? And, what is the exit strategy for all this debt so that we don't precipitate a crisis for our sovereign debt rating and the value of the U.S. dollar in the global financial system?

In terms of economic prospects, we are of the opinion that a "V" shaped recovery is unlikely, but that we will begin to see a gradual improvement during the latter half of this year, and probably more of the same in 2010.

Growth will likely be labored, uneven and slow, with occasional signs of strength, but lingering constraints to the types of powerful advances we had witnessed over the prior 30 years. That means corporate earnings growth will probably return to its longer-term trend of about 5-7%. Price-earnings multiples will likely remain in the 12-15 times range — typical of periods of sustained but slower growth — rather than the 15-20 times range witnessed in the late 1990's and the middle of this decade.

In such environments, security selection tends to be the key driver of excess investment returns for equity markets. Security selection will also play an important part in bond portfolios, because in weak economic environments cash generation needed to operate, as well as to refund debt, is essential.

Should inflation become a problem in the future, as it could given the recent flood of liquidity and the massive buildup of national debt, multiples could fall to the 8-12 range, although that is not our expectation. The current excess productive capacity in the global economy, coupled with what will likely prove to be at least a partially effective "exit strategy" from the stimulus regime of the past year (based on the admitted hope that the Fed has, or will create, the tools necessary to do so), should hopefully make inflation a manageable problem. But markets will surely go through episodes of fear that the domestic economy will experience both inflation and anemic growth, or "stagflation," which generally results in subpar or negative returns.

To complete the metaphor that opened this letter, after having fallen off a cliff, we're injured and limping along and a long way from being out of the woods. And when we do get to the clearing, the scenery may not be particularly attractive, and the going will likely remain tough for some time.

The total return performance for each of the Investment Company Funds is reflected below:

Total Returns — Six Months Ended June 30, 2009

Equity Index Fund	+3.05%
All America Fund	+2.96%
Small Cap Value Fund	+3.54%
Small Cap Growth Fund	+5.62%
Mid Cap Value Fund	+1.75%
Mid-Cap Equity Index Fund	+8.13%
International Fund	+4.23%
Composite Fund	+4.24%
Retirement Income Fund	+6.60%
2010 Retirement Fund	+6.54%
2015 Retirement Fund	+6.32%
2020 Retirement Fund	+6.18%
2025 Retirement Fund	+5.92%
2030 Retirement Fund	+6.02%

2035 Retirement Fund	+5.39%
2040 Retirement Fund	+5.69%
2045 Retirement Fund	+5.46%
Conservative Allocation Fund	+6.28%
Moderate Allocation Fund	+6.32%
Aggressive Allocation Fund	+5.75%
Money Market Fund	-0.02%
Mid-Term Bond Fund	+6.25%
Bond Fund	+8.57%

The above total return performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. All Fund performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

On the pages immediately following are brief discussions of each Fund's performance during the six months ended June 30, 2009, compared with its relevant benchmark.

Following those are graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.

Sincerely,

Manfred Altstadt
Chairman of the Board, President
and Chief Executive Officer
Mutual of America Investment Corporation

The views expressed in this Semi-Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

EQUITY INDEX FUND

The Equity Index Fund's objective is to replicate the performance of the S&P 500® Index (the "S&P 500"), which consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq, with each stock's weight in the index proportionate to its market value. The weightings make each company's influence on the S&P 500's performance directly proportional to that company's market value.

The first six months of 2009 brought new lows and highs to market history. The S&P 500 ended up 3.16% after hitting a new low of 676 on March 6, 2009, down 23.8%. As economists still debate where the market and the economy are headed, the S&P 500 rallied through June 12, 2009, gaining 40% off its low. Financials were the big winner during this period, up 106%, as the first quarter of 2009 was viewed as a turning point for the economy, although that has yet to be fully realized. The last two weeks in June were lackluster as investors waited for more evidence to continue their optimism for mild GDP growth. The volatility in the markets is unprecedented and going into the second half of the year, sentiment has settled on the side of caution.

The Equity Index Fund's performance for the six months ended June 30, 2009, was 3.05%, in line with the benchmark return of 3.16%. Note that the Equity Index Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (the "S&P 500"). The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, using three different investment approaches. The actively managed portion of the All America Fund is approximately equally distributed between large cap stocks and small cap stocks, with the small cap stocks in turn equally distributed between small cap value and small cap growth stocks.

During the first six months of 2009, the S&P 500® Index of large capitalization stocks declined by -25.1% from December 31, 2008, through March 9, 2009, and then subsequently rebounded 36.1% through June 30, 2009. However, for the six-month period, the S&P 500 gained only 3.16%. Similarly, the Russell 2000® Value and Growth Indexes traced out a similar trajectory, declining by -36.2% and -25.8%, respectively, during the downdraft, and advancing 46.6% and 49.5%, respectively, during the rally. However, for the full six-month period, the Russell 2000® Value Index declined by -5.17% while the Russell 2000® Growth Index rose by 11.36%.

The All America Fund's return for the six months ended June 30, 2009, was 2.96% versus the benchmark return of 3.16%. The underperformance was attributable entirely to the underperformance of the actively managed Large Cap portion of the Fund, representing 20% of total assets. The indexed portion of the Fund, representing 60% of the overall portfolio, modestly outperformed the S&P 500, while the Small Cap Growth and Small Cap Value portions of the Fund, each representing 10% of total assets, both handsomely outperformed the S&P 500.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000® Value Index. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the six months ended June 30, 2009, the Small Cap Value Fund returned 3.54% versus a -5.17% return for the Russell 2000® Value Index. Stock selection was the primary driver of positive performance versus the benchmark. Sectors contributing to Fund performance included Finance, Basic Materials and Healthcare, while sectors detracting from Fund performance included Energy and Technology.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 5.62% during the six months ended June 30, 2009. The Fund's benchmark, the Russell 2000® Growth Index, returned 11.36% for the period.

The Small Cap Growth Fund's underperformance against its benchmark was partially due to its lack of exposure to the micro-cap sector of the small capitalization marketplace. In addition, the best performing stocks were those that had the highest levels of volatility and beta, which the Fund generally avoids. Finally, single-digit-priced stock, more specifically those under $5, had some of the biggest price moves. The Healthcare and Information Technology sectors both underperformed the benchmark and detracted from the overall performance through the first six months of the year. Energy was our best performing sector. We continued to maintain a fairly defensive posture in our stock selection, which also contributed to our underperformance this year. Stock selection, as opposed to sector allocation, continues to be the main factor in our returns.

MID CAP VALUE FUND

The investment objective of the Mid Cap Value Fund is to outperform the Russell Midcap® Value Index. The Mid Cap Value Fund generally invests in companies that are between $1 billion and $20 billion in market capitalization and have lower price-to-book characteristics.

For the six months ended June 30, 2009, the Mid Cap Value Fund returned 1.75% versus a 3.19% return for the Russell Midcap® Value Index. Adverse stock selection was the primary driver of negative performance versus the benchmark. Sectors contributing to Mid Cap Value Fund performance included Utilities and Consumer Cyclical, while sectors detracting from Mid Cap Value Fund performance included Retail and Finance.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (the "S&P MidCap 400"). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq. The weightings make each company's influence on the S&P MidCap 400's performance directly proportional to that company's market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

Overall, the first six months ended positively for the mid cap market. The S&P MidCap 400 ended up 8.5%, following the same turbulent path as the large cap S&P 500® Index. During the first part of the year, the S&P MidCap 400 was down 27% through the low of March 6, 2009, before rebounding 47% through June 2, 2009, with Energy posting a 60% gain during this period. All ten sectors posted positive double-digit returns. The rally that began in March was able to reverse the earlier negative returns for every sector with the exception of the mid cap Financials. As we go into the second half of 2009, much of the euphoria has come out of the market as investors wait for evidence the economy is on the path to a speedy recovery, not just a bottoming.

The Mid-Cap Equity Index Fund's performance for the six months ended June 30, 2009, was 8.13%, in line with the 8.47% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

INTERNATIONAL FUND

The International Fund seeks capital appreciation by investing, directly or indirectly, in stocks of companies located outside of the United States that are reflected or contained in the Morgan Stanley Capital International, Inc. Europe, Australasia and Far East® Index (MSCI EAFE® Index). Currently the International Fund is invested exclusively in exchange traded funds that reflect or closely match the holdings in the MSCI EAFE® Index.

Performance for the International Fund is compared to the MSCI EAFE® Index. For the six months ended June 30, 2009, the International Fund returned 4.23%, underperforming the 5.64% return of the benchmark. The Fund's cash position created a drag on performance during the second quarter of the year as a result of the very strong performance of the International markets. During that three-month period the MSCI EAFE® Index rose 26%, while the Fund grew 24%.

COMPOSITE FUND

The Composite Fund invests in a diversified portfolio of common stocks and fixed-income securities, seeking appreciation and current income. The equity portion of the Composite Fund invests in stocks within the S&P 500® Index.

The S&P 500® Index had a total return 3.16% for the six months ended June 30, 2009. However, results for the full six-month period are a bit deceiving. The S&P 500® Index actually declined on a price basis by -25.1% from the beginning of the year through March 9, 2009, and then advanced 35.9% through June 30, 2009. The price return for the whole period was only 1.8%, with the dividend yield accounting for the difference between that result and the total return of 3.16% noted above.

For the six months ended June 30, 2009, the equity portion of the Fund had a total return of 1.12% (before expenses), underperforming the S&P 500® Index by 204 basis points. The equity portion of the Composite Fund maintains sector weights within plus or minus 100 basis points of the S&P 500® Index and does not take positions in individual stocks with overweights of more than 200 basis points. This structural discipline produces a relatively low-risk portfolio that emphasizes stock selection based on strong fundamental analysis.

However, during the first half of 2009, the rebound in the market from the March 9th lows was led by stocks characterized by smaller capitalization, low valuation, and very low quality. In such markets, the Fund's equity focus on strong fundamentals tends to yield underperformance, as was the case during the period in question.

In the meantime, the bond market aggressively focused on income as the Federal Reserve promoted low interest rates, especially in the money markets. As a result, the fears of the fourth quarter of 2008 were forgotten and secondary market activity continued to increase with each passing month. Even though the general level of rates rose, spreads between government and corporate bonds declined enough to provide positive returns to the corporate bond sector.

The Fund's strategy is to maintain a diversified portfolio of higher yielding corporate bonds while keeping its duration slightly short in order to guard against incipient inflation. This focus on income, rather than market volatility, enables the Fund to provide favorable compounded rates of return over meaningful time periods. During the first half of 2009, the fixed-income portion of the Composite Fund benefitted by its overweight in corporates and underweight in Treasury securities as spread compression and higher income offset rising rates, generating a total return of 9.82% for the period versus a total return for the Barclays Capital Aggregate Bond Index of 1.91%.

For the six months ended June 30, 2009, the Composite Fund returned 4.24% (after expenses) compared to the weighted benchmark return of 2.66%, 40% of which is based on the Barclays Capital Aggregate Bond Index and 60% of which is based on the S&P 500® Index. The outperformance of the fixed-income portion of the Composite Fund more than offset the underperformance of the equity portion, despite its significantly lower proportion of the Fund overall.

RETIREMENT INCOME FUND

The objective of the Retirement Income Fund is current income consistent with the preservation of capital and, to a lesser extent, capital appreciation. The Retirement Income Fund invests primarily in the fixed-income funds of the Investment Company and also invests in two equity funds of the Investment Company. The Fund's target allocation is approximately 75% of net assets in fixed-income funds (approximately 30% each in the Bond and Mid-Term Bond Funds and 15% in the Money Market Fund) and approximately 25% of net assets in equity funds (20% in the Equity Index Fund and 5% in the Mid-Cap Equity Index Fund).

Performance for the Retirement Income Fund is compared to the Barclays Capital Aggregate Bond Index (60% weighting), the Citigroup 3-Month Treasury Bill Index (15% weighting) and the S&P 500® Index (25% weighting). For the six months ended June 30, 2009, the Fund returned 6.60% versus a 1.95% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Bond Fund and the Mid-Term Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

2010 RETIREMENT FUND

The objective of the 2010 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2010. The 2010 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 57% of net assets in fixed-income funds (approximately 25% in the Bond Fund, 22% in the Mid-Term Bond Fund and 10% in the Money Market Fund) and approximately 43% of net assets in equity funds (25% in the Equity Index Fund, 14% in the Mid-Cap Equity Index Fund and 4% in the International Fund).

Performance for the 2010 Retirement Fund is compared to the Barclays Capital Aggregate Bond Index (47% weighting), the Citigroup 3-Month Treasury Bill Index (10% weighting) and the S&P 500® Index (43% weighting). For the six months ended June 30, 2009, the Fund returned 6.54% versus a 2.27% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Bond Fund and the Mid-Term Bond Fund outperforming the Barclays Capital Aggregate Bond Index, and the Mid-Cap Equity Index Fund outperforming the S&P 500® Index.

2015 RETIREMENT FUND

The objective of the 2015 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2015. The 2015 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 53% of net assets in equity funds (approximately 30% in the Equity Index Fund, 11% in the Mid-Cap Equity Index Fund, 8% in the International Fund and 2% each in the Small Cap Growth and Small Cap Value Funds) and approximately 47% of net assets in fixed-income funds (25% in the Bond Fund, 13% in the Mid-Term Bond Fund and 9% in the Money Market Fund).

Performance for the 2015 Retirement Fund is compared to the S&P 500® Index (53% weighting), the Barclays Capital Aggregate Bond Index (38% weighting) and the Citigroup 3-Month Treasury Bill Index (9% weighting). For the six months ended June 30, 2009, the Fund returned 6.32% versus a 2.41% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Bond Fund and the Mid-Term Bond Fund outperforming the Barclays Capital Aggregate Bond Index, and the Mid-Cap Equity Index Fund outperforming the S&P 500® Index.

2020 RETIREMENT FUND

The objective of the 2020 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2020. The 2020 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 63% of net assets in equity funds (approximately 35% in the Equity Index Fund, 11% in the Mid-Cap Equity Index Fund, 9% in the International Fund and 4% each in the Small Cap Growth and Small Cap Value Funds) and approximately 37% of net assets in fixed-income funds (24% in the Bond Fund and 13% in the Mid-Term Bond Fund).

Performance for the 2020 Retirement Fund is compared to the S&P 500® Index (63% weighting) and the Barclays Capital Aggregate Bond Index (37% weighting). For the six months ended June 30, 2009, the Fund returned 6.18% versus a 2.70% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Bond Fund and the Mid-Term Bond Fund outperforming the Barclays Capital Aggregate Bond Index, and the Mid-Cap Equity Index Fund outperforming the S&P 500® Index.

2025 RETIREMENT FUND

The objective of the 2025 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2025. The 2025 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 74% of net assets in equity funds (approximately 40% in the Equity Index Fund, 15% in the Mid-Cap Equity Index Fund, 9% in the International Fund and 5% each in the Small Cap Growth and Small Cap Value Funds) and approximately 26% of net assets in fixed-income funds (20% in the Bond Fund and 6% in the Mid-Term Bond Fund).

Performance for the 2025 Retirement Fund is compared to the S&P 500® Index (74% weighting) and the Barclays Capital Aggregate Bond Index (26% weighting). For the six months ended June 30, 2009, the Fund returned 5.92% versus a 2.84% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Bond Fund and the Mid-Term Bond Fund outperforming the Barclays Capital Aggregate Bond Index, and the Mid-Cap Equity Index Fund outperforming the S&P 500® Index.

2030 RETIREMENT FUND

The objective of the 2030 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2030. The 2030 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 80% of net assets in equity funds (approximately 40% in the Equity Index Fund, 18% in the Mid-Cap Equity Index Fund, 10% in the International Fund and 6% each in the Small Cap Growth and Small Cap Value Funds) and approximately 20% of net assets in the Bond Fund.

Performance for the 2030 Retirement Fund is compared to the S&P 500® Index (80% weighting) and the Barclays Capital Aggregate Bond Index (20% weighting). For the six months ended June 30, 2009, the Fund returned 6.02% versus a 2.91% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Bond Fund outperforming the Barclays Capital Aggregate Bond Index, and the Mid-Cap Equity Index Fund and Small Cap Growth Fund outperforming the S&P 500® Index.

2035 RETIREMENT FUND

The objective of the 2035 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2035. The 2035 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 87% of net assets in equity funds (approximately 40% in the Equity Index Fund, 21% in the Mid-Cap Equity Index Fund, 12% in the International Fund and 7% each in the Small Cap Growth and Small Cap Value Funds) and approximately 13% of net assets in the Bond Fund.

Performance for the 2035 Retirement Fund is compared to the S&P 500® Index (87% weighting) and the Barclays Capital Aggregate Bond Index (13% weighting). For the six months ended June 30, 2009, the Fund returned 5.39% versus a 3.00% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Mid-Cap Equity Index Fund and Small Cap Growth Fund outperforming the S&P 500® Index, and the Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

2040 RETIREMENT FUND

The objective of the 2040 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2040. The 2040 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 89% of net assets in equity funds (approximately 35% in the Equity Index Fund, 24% in the Mid-Cap Equity Index Fund, 14% in the International Fund and 8% each in the Small Cap Growth and Small Cap Value Funds) and approximately 11% of net assets in the Bond Fund.

Performance for the 2040 Retirement Fund is compared to the S&P 500® Index (89% weighting) and the Barclays Capital Aggregate Bond Index (11% weighting). For the six months ended June 30, 2009, the Fund returned 5.69% versus a 3.02% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Mid-Cap Equity Index Fund and Small Cap Growth Fund outperforming the S&P 500® Index, and the Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

2045 RETIREMENT FUND

The objective of the 2045 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2045. The 2045 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 90% of net assets in equity funds (approximately 35% in the Equity Index Fund, 20% in the Mid-Cap Equity Index Fund, 15% in the International Fund and 10% each in the Small Cap Growth and Small Cap Value Funds) and approximately 10% of net assets in the Bond Fund.

Performance for the 2045 Retirement Fund is compared to the S&P 500® Index (90% weighting) and the Barclays Capital Aggregate Bond Index (10% weighting). For the six months ended June 30, 2009, the Fund returned 5.46% versus a 3.04% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Mid-Cap Equity Index Fund and Small Cap Growth Fund outperforming the S&P 500® Index, and the Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

CONSERVATIVE ALLOCATION FUND

The objective of the Conservative Allocation Fund is current income and, to a lesser extent, capital appreciation. The Conservative Allocation Fund invests primarily in the fixed-income funds of the Investment Company and also invests in an equity fund of the Investment Company. The Conservative Allocation Fund's target allocation is approximately 75% of net assets in fixed-income funds (approximately 30% in the Bond Fund and approximately 45% in the Mid-Term Bond Fund) and approximately 25% of net assets in equity funds (the Equity Index Fund).

Performance for the Conservative Allocation Fund is compared to the Barclays Capital Aggregate Bond Index (75% weighting) and the S&P 500® Index (25% weighting). For the six months ended June 30, 2009, the Conservative Allocation Fund returned 6.28% versus a 2.22% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Bond Fund and the Mid-Term Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

MODERATE ALLOCATION FUND

The objective of the Moderate Allocation Fund is capital appreciation and current income. The Moderate Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Moderate Allocation Fund's target allocation is approximately 50% of net assets in equity funds (approximately 35% of its net assets in the Equity Index Fund and approximately 15% of its net assets in the Mid-Cap Equity Index Fund) and approximately 50% of net assets in fixed-income funds (approximately 30% of its net assets in the Bond Fund and approximately 20% of its net assets in the Mid-Term Bond Fund).

Performance for the Moderate Allocation Fund is compared to the S&P 500® Index (50% weighting) and the Barclays Capital Aggregate Bond Index (50% weighting). For the six months ended June 30, 2009, the Moderate Allocation Fund returned 6.32% versus a 2.54% return for the weighted benchmark. The outperformance of the Fund is mainly attributable to the Bond Fund and the Mid-Term Bond Fund outperforming the Barclays Capital Aggregate Bond Index, and the Mid-Cap Equity Index Fund outperforming the S&P 500® Index.

AGGRESSIVE ALLOCATION FUND

The objective of the Aggressive Allocation Fund is capital appreciation and, to a lesser extent, current income. The Aggressive Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Aggressive Allocation Fund's target allocation is approximately 75% of net assets in equity funds (approximately 45% of its net assets in the Equity Index Fund, approximately 20% of its net assets in the Mid-Cap Equity Index Fund, approximately 5% of its net assets in the Small Cap Value Fund and approximately 5% of its net assets in the Small Cap Growth Fund) and approximately 25% of net assets in the Bond Fund.

Performance for the Aggressive Allocation Fund is compared to the S&P 500® Index (75% weighting) and the Barclays Capital Aggregate Bond Index (25% weighting). For the six months ended June 30, 2009, the Aggressive Allocation Fund returned 5.75% versus a 2.85% return for the weighted benchmark. The outperformance of the Fund is mainly attributable to the Mid-Cap Equity Index Fund and Small Cap Growth Fund outperforming the S&P 500® Index, and the Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

MONEY MARKET FUND

The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. The Fund returned -0.02% for the six months ended June 30, 2009, compared to a 0.09% return for the Citigroup 3-Month Treasury Bill Index. Note that the performance of the Money Market Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

During the first half of 2009, the Federal Funds target rate remained unchanged at a historically low range of 0%-0.25% basis points. At the June 24th meeting, the Federal Reserve stated that "substantial resource slack is likely to dampen cost pressures, and the Committee expects that inflation will remain subdued for some time."

The seven-day effective yield as of August 4, 2009, was -0.21%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund.

MID-TERM BOND FUND

The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Mid-Term Bond Fund primarily invests in corporate and U.S. government agency securities, which normally yield more than U.S. Treasury issues.

The Mid-Term Bond Fund overweighted corporate issues and underweighted agencies and Treasuries during the first half of 2009. Agencies have been used as a source of funds and will continue to be sold as better opportunities in corporate bonds become available. The Mid-Term Bond Fund also maintains extreme diversification in its credit exposure in order to minimize event risk.

For the six months ended June 30, 2009, the Mid-Term Bond Fund returned 6.25% versus a 1.78% return for the Citigroup Government/Corporate 3-7 Year Bond Index. The Mid-Term Bond Fund's emphasis on higher-yielding corporate issues was a major contributor to outperformance.

BOND FUND

The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Bond Fund primarily invests in corporate, U.S. government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

The Federal Reserve kept short-term rates very low for the first half of 2009 in order to try and stimulate the economy and reliquify the banking system. Other rates along the yield curve rose substantially even though the Federal Reserve aggressively intervened on a regular basis to try and force rates down in order to subsidize the mortgage market. For example, long Treasury yields rose over 60% to 4.33% from 2.66% at the end of 2008.

The corporate bond market responded positively to the government stimulus package. Yield spreads between governments and corporates compressed aggressively during the first six months of 2009 with resulting positive returns that overwhelmed the rise in the government yield curve. Credit markets ignored the fears of the fourth quarter of 2008 and began to function in a normal manner with secondary market liquidity and a large volume of primary market issuance.

The Bond Fund's strategy was to maintain a slightly shorter duration than its benchmark, put emphasis on relatively short corporate bonds with high yields, establish extreme credit diversification and take a market weight in mortgage-related securities. So long as inflation is perceived as a threat, this strategy will be maintained.

The Bond Fund's return for the six months ended June 30, 2009, was 8.57%, compared to 1.91% for the Barclays Capital Aggregate Bond Index. The Fund's emphasis on higher-yielding corporate issues was a major contributor to outperformance.

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF JUNE 30, 2009 (Unaudited)

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF JUNE 30, 2009 (Unaudited) (Continued)

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF JUNE 30, 2009 (Unaudited) (Continued)

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF JUNE 30, 2009 (Unaudited) (Continued)

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Investment Corporation Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2009 and held for the entire period ending June 30, 2009.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

Equity Index Fund

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1 – June 30, 2009
Actual	$1,000.00	$1,030.52	$1.31
Hypothetical (5% return before expenses)	$1,000.00	$1,023.17	$1.30

*  Expenses are equal to the Fund's annualized expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

All America Fund

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1 – June 30, 2009
Actual	$1,000.00	$1,029.65	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,021.45	$3.01

*  Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

Small Cap Value Fund

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1 – June 30, 2009
Actual	$1,000.00	$1,035.46	$4.69
Hypothetical (5% return before expenses)	$1,000.00	$1,019.78	$4.66

*  Expenses are equal to the Fund's annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1 – June 30, 2009
Actual	$1,000.00	$1,056.21	$4.79
Hypothetical (5% return before expenses)	$1,000.00	$1,019.73	$4.71

*  Expenses are equal to the Fund's annualized expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid Cap Value Fund

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1 – June 30, 2009
Actual	$1,000.00	$1,017.50	$3.70
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$3.71

*  Expenses are equal to the Fund's annualized expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1 – June 30, 2009
Actual	$1,000.00	$1,081.33	$1.34
Hypothetical (5% return before expenses)	$1,000.00	$1,023.17	$1.30

*  Expenses are equal to the Fund's annualized expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

International Fund

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1 – June 30, 2009
Actual	$1,000.00	$1,042.33	$2.13
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.11

*  Expenses are equal to the Fund's annualized expense ratio of 0.42%, (reflecting direct expenses and the proportional expense ratios of the underlying Exchange Traded Funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Composite Fund

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1 – June 30, 2009
Actual	$1,000.00	$1,042.42	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$2.96

*  Expenses are equal to the Fund's annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Retirement Income Fund

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1 – June 30, 2009
Actual	$1,000.00	$1,066.06	$2.71
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$2.66

*  Expenses shown are equal to the Fund's annualized expense ratio of 0.53%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2010 Retirement Fund

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1 – June 30, 2009
Actual	$1,000.00	$1,065.46	$2.41
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.36

*  Expenses shown are equal to the Fund's annualized expense ratio of 0.47%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

2015 Retirement Fund

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1 – June 30, 2009
Actual	$1,000.00	$1,063.18	$2.46
Hypothetical (5% return before expenses)	$1,000.00	$1,022.05	$2.41

*  Expenses shown are equal to the Fund's annualized expense ratio of 0.48%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2020 Retirement Fund

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1 – June 30, 2009
Actual	$1,000.00	$1,061.87	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.05	$2.41

*  Expenses shown are equal to the Fund's annualized expense ratio of 0.48%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2025 Retirement Fund

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1 – June 30, 2009
Actual	$1,000.00	$1,059.26	$2.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	$2.31

*  Expenses shown are equal to the Fund's annualized expense ratio of 0.46%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2030 Retirement Fund

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1 – June 30, 2009
Actual	$1,000.00	$1,060.24	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	$2.26

*  Expenses shown are equal to the Fund's annualized expense ratio of 0.45%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

2035 Retirement Fund

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1 – June 30, 2009
Actual	$1,000.00	$1,053.91	$2.24
Hypothetical (5% return before expenses)	$1,000.00	$1,022.26	$2.21

*  Expenses shown are equal to the Fund's annualized expense ratio of 0.44%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2040 Retirement Fund

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1 – June 30, 2009
Actual	$1,000.00	$1,056.92	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	$2.26

*  Expenses shown are equal to the Fund's annualized expense ratio of 0.45%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2045 Retirement Fund

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1 – June 30, 2009
Actual	$1,000.00	$1,054.71	$2.39
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.36

*  Expenses shown are equal to the Fund's annualized expense ratio of 0.47%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Conservative Allocation Fund

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1 – June 30, 2009
Actual	$1,000.00	$1,062.85	$2.56
Hypothetical (5% return before expenses)	$1,000.00	$1,021.95	$2.51

*  Expenses are equal to the Fund's annualized expense ratio of 0.50% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

Moderate Allocation Fund

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1 – June 30, 2009
Actual	$1,000.00	$1,063.18	$2.15
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.11

*  Expenses are equal to the Fund's annualized expense ratio of 0.42% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Aggressive Allocation Fund

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1 – June 30, 2009
Actual	$1,000.00	$1,057.57	$2.09
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.06

*  Expenses are equal to the Fund's annualized expense ratio of 0.41% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Money Market Fund

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1 – June 30, 2009
Actual	$1,000.00	$999.85	$1.83
Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	$1.86

*  Expenses are equal to the Fund's annualized expense ratio of 0.37%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid-Term Bond Fund

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1 – June 30, 2009
Actual	$1,000.00	$1,062.48	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,021.55	$2.91

*  Expenses are equal to the Fund's annualized expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

Bond Fund

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1 – June 30, 2009
Actual	$1,000.00	$1,085.72	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$2.96

*  Expenses are equal to the Fund's annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.3%)
Comcast Corp. Cl A	200,190	$2,900,753
Disney (Walt) Co.	128,913	3,007,540
Home Depot, Inc.	117,772	2,782,952
McDonald's Corp.	76,624	4,405,114
Other Securities	1,815,034	36,986,158
		50,082,517
CONSUMER STAPLES (11.1%)
Coca-Cola Co.	138,310	6,637,497
CVS Caremark Corp.	101,081	3,221,451
PepsiCo, Inc.	108,087	5,940,462
Philip Morris Int'l., Inc.	136,223	5,942,047
Proctor & Gamble Co.	202,643	10,355,057
Wal-Mart Stores, Inc.	154,940	7,505,294
Other Securities	966,434	27,304,803
		66,906,611
ENERGY (11.5%)
Chevron Corp.	139,468	9,239,755
ConocoPhillips	102,984	4,331,507
Exxon Mobil Corp.	339,031	23,701,652
Occidental Petroleum Corp.	56,322	3,706,551
Schlumberger Ltd.	83,200	4,501,952
Other Securities	788,449	24,004,427
		69,485,844
FINANCIALS (12.6%)
Bank of America Corp.	562,371	7,423,297
Goldman Sachs Group, Inc.	35,058	5,168,952
JPMorgan Chase & Co.	270,933	9,241,525
Wells Fargo & Co.	323,672	7,852,283
Other Securities	2,666,778	46,406,761
		76,092,818
HEALTH CARE (12.9%)
Abbott Laboratories	107,323	5,048,474
Amgen, Inc.*	70,315	3,722,476
Bristol-Myers Squibb Co.	137,531	2,793,255
Gilead Sciences, Inc.*	62,931	2,947,688
Johnson & Johnson	191,454	10,874,583
Medtronic, Inc.	77,638	2,708,790
Merck & Co., Inc.	146,403	4,093,428
Pfizer, Inc.	468,821	7,032,315

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Schering-Plough Corp.	113,054	$2,839,916
Wyeth	92,650	4,205,384
Other Securities	931,517	31,837,934
		78,104,243
INDUSTRIALS (9.1%)
3M Co.	48,211	2,897,481
Emerson Electric Co.	52,172	1,690,373
General Electric Co.	735,225	8,616,837
United Parcel Service, Inc. Cl B	69,085	3,453,559
United Technologies Corp.	65,453	3,400,938
Other Securities	939,207	34,882,021
		54,941,209
INFORMATION TECHNOLOGY (17.0%)
Apple, Inc.*	61,930	8,820,690
Cisco Systems, Inc.*	400,881	7,472,422
Google, Inc.*	16,706	7,043,083
Hewlett-Packard Co.	165,676	6,403,377
Int'l. Business Machines Corp.	91,856	9,591,604
Intel Corp.	388,250	6,425,538
Microsoft Corp.	531,846	12,641,974
Oracle Corp.	262,956	5,632,518
QUALCOMM, Inc.	114,958	5,196,102
Other Securities	2,080,942	33,655,474
		102,882,782
MATERIALS (3.0%)
Monsanto Co.	37,891	2,816,817
Other Securities	511,784	15,216,804
		18,033,621
TELECOMMUNICATION SERVICES (3.3%)
AT&T, Inc.	409,633	10,175,284
Verizon Communications, Inc.	197,219	6,060,540
Other Securities	416,349	3,522,396
		19,758,220
UTILITIES (3.8%)
Other Securities	811,808	22,877,802
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $652,255,776) 92.6%		$559,165,667

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2009 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (1)	AAA	0.16 - 0.17%	08/20/09 - 09/24/09	$5,000,000	$4,998,562
U.S. GOVERNMENT AGENCIES (4.8%)
FHLB	AAA	0.09 - 0.10	07/17/09 - 07/27/09	17,300,000	17,298,999
FHLMC	AAA	0.20	09/08/09	4,800,000	4,798,051
FNMA	AAA	0.01	07/01/09	6,800,000	6,800,000
					28,897,050
COMMERCIAL PAPER (1.7%)
Coca-Cola Co.†	A-1	0.21	08/19/09	1,200,000	1,199,657
Emerson Electric Co.†	A-1	0.20	08/10/09	3,500,000	3,499,222
Merck & Co., Inc.	A-1+	0.22	07/20/09	5,400,000	5,399,373
					10,098,252
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $43,993,989) 7.3%					43,993,864
TEMPORARY CASH INVESTMENTS (2) (Cost: $474,600) 0.1%					474,600
TOTAL INVESTMENTS (Cost: $696,724,365) 100.0%					603,634,131
OTHER NET ASSETS 0.0% (3)					38,317
NET ASSETS 100.0%					$603,672,448

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.5%)
Comcast Corp. Cl A	38,652	$560,067
McDonald's Corp.	14,794	850,507
Other Securities	398,195	8,263,274
		9,673,848
CONSUMER STAPLES (5.9%)
Campbell Soup Co.	2,677	78,757
Coca-Cola Co.	26,704	1,281,525
CVS Caremark Corp.	19,515	621,943
PepsiCo, Inc.	20,885	1,147,840
Philip Morris Int'l., Inc.	26,301	1,147,250
Proctor & Gamble Co.	39,125	1,999,283
Wal-Mart Stores, Inc.	29,915	1,449,083
Other Securities	184,044	5,196,786
		12,922,467
ENERGY (6.2%)
Chevron Corp.	26,928	1,783,980
ConocoPhillips	19,884	836,321
Exxon Mobil Corp.	65,458	4,576,164
Occidental Petroleum Corp.	10,875	715,684
Schlumberger Ltd.	16,064	869,223
Other Securities	152,307	4,636,256
		13,417,628
FINANCIALS (6.8%)
Bank of America Corp.	108,578	1,433,230
Bank of New York Mellon Corp.	16,063	470,807
Goldman Sachs Group, Inc.	6,769	998,021
JPMorgan Chase & Co.	52,308	1,784,226
Wells Fargo & Co.	62,491	1,516,032
Other Securities	498,878	8,490,857
		14,693,173
HEALTH CARE (6.9%)
Abbott Laboratories	20,721	974,716
Amgen, Inc.*	13,576	718,713
Baxter International, Inc.	8,111	429,559
Gilead Sciences, Inc.*	12,151	569,153
Johnson & Johnson	36,965	2,099,607
Merck & Co., Inc.	28,267	790,345

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Pfizer, Inc.	90,516	$1,357,740
Schering-Plough Corp.	21,828	548,319
Other Securities	231,244	7,597,045
		15,085,197
INDUSTRIALS (4.9%)
General Electric Co.	141,951	1,663,666
Lockheed Martin Corp.	4,381	353,328
United Parcel Service, Inc. Cl B	13,339	666,817
United Technologies Corp.	12,637	656,619
Other Securities	196,466	7,273,280
		10,613,710
INFORMATION TECHNOLOGY (9.1%)
Apple, Inc.*	11,956	1,702,893
Cisco Systems, Inc.*	77,399	1,442,717
Google, Inc.*	3,217	1,356,255
Hewlett-Packard Co.	31,988	1,236,336
Int'l. Business Machines Corp.	17,735	1,851,885
Intel Corp.	74,960	1,240,588
Microsoft Corp.	102,685	2,440,817
Oracle Corp.	50,770	1,087,493
QUALCOMM, Inc.	22,196	1,003,259
Other Securities	401,780	6,498,117
		19,860,360
MATERIALS (1.6%)
Monsanto Co.	7,316	543,871
Other Securities	98,916	2,941,387
		3,485,258
TELECOMMUNICATION SERVICES (1.8%)
AT&T, Inc.	79,088	1,964,546
Verizon Communications, Inc.	38,078	1,170,137
Other Securities	80,380	679,966
		3,814,649
UTILITIES (2.0%)
Other Securities	156,778	4,418,192
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $142,279,326) 49.7%		$107,984,482

	Rating**	Rate	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.9%)
U.S. Treasury Bill (1)	AAA	0.16 - 0.17%	08/20/09 - 09/24/09	$2,000,000	$1,999,313
U.S. GOVERNMENT AGENCIES (0.8%)
FHLB	AAA	0.09	07/27/09	1,700,000	1,699,890
COMMERCIAL PAPER (1.3%)
Campbell Soup Co.†	A-1	0.10	07/01/09	2,900,000	2,900,000
TOTAL INDEXED ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $6,599,226) 3.0%					6,599,203
TOTAL INDEXED ASSETS (Cost: $148,878,552) 52.7%					$114,583,685

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.8%)
Comcast Corp. Cl A	33,167	$480,590
McDonald's Corp.	15,316	880,517
Tupperware Brands Corp.	46,654	1,213,937
Other Securities	488,373	7,805,014
		10,380,058
CONSUMER STAPLES (3.6%)
American Italian Pasta Co. Cl A*	36,293	1,057,578
CVS Caremark Corp.	18,871	601,419
PepsiCo, Inc.	15,709	863,367
Proctor & Gamble Co.	23,331	1,192,214
Wal-Mart Stores, Inc.	21,916	1,061,611
Other Securities	180,323	3,094,909
		7,871,098
ENERGY (4.0%)
Chevron Corp.	11,280	747,300
ConocoPhillips	8,948	376,353
Exxon Mobil Corp.	32,795	2,292,698
Occidental Petroleum Corp.	9,333	614,205
Schlumberger Ltd.	7,884	426,603
Other Securities	330,233	4,237,638
		8,694,797
FINANCIALS (7.4%)
Bank of America Corp.	47,020	620,664
Bank of New York Mellon Corp.	13,241	388,094
Goldman Sachs Group, Inc.	4,589	676,602
JPMorgan Chase & Co.	24,934	850,499
Wells Fargo & Co.	23,469	569,358
Other Securities	923,789	12,943,585
		16,048,802
HEALTH CARE (6.9%)
Abbott Laboratories	23,573	1,108,874
Amgen, Inc.*	3,158	167,185
Baxter International, Inc.	8,689	460,169
Enzon Pharmaceuticals, Inc.*	133,795	1,052,967
Gilead Sciences, Inc.*	18,411	862,371
Johnson & Johnson	26,461	1,502,985
Merck & Co., Inc.	9,862	275,742

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Schering-Plough Corp.	25,737	$646,513
Other Securities	604,604	8,960,464
		15,037,270
INDUSTRIALS (6.0%)
General Electric Co.	74,207	869,706
Lockheed Martin Corp.	6,516	525,515
United Parcel Service, Inc. Cl B	11,211	560,438
United Technologies Corp.	9,431	490,035
Other Securities	539,699	10,477,589
		12,923,283
INFORMATION TECHNOLOGY (8.4%)
Apple, Inc.*	7,548	1,075,062
Cisco Systems, Inc.*	38,027	708,823
Google, Inc.*	1,438	606,246
Hewlett-Packard Co.	20,181	779,996
Int'l. Business Machines Corp.	9,261	967,034
Intel Corp.	25,886	428,413
Microsoft Corp.	48,069	1,142,600
Oracle Corp.	22,961	491,825
QUALCOMM, Inc.	14,830	670,316
Other Securities	850,697	11,521,964
		18,392,279
MATERIALS (2.8%)
Crown Hldgs., Inc.*	52,606	1,269,909
Monsanto Co.	5,790	430,429
Silgan Hldgs., Inc.	17,331	849,739
Other Securities	331,507	3,451,414
		6,001,491
TELECOMMUNICATION SERVICES (1.3%)
AT&T, Inc.	31,273	776,821
Other Securities	113,260	1,953,083
		2,729,904
UTILITIES (1.8%)
Other Securities	144,790	3,911,507
TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $115,289,798) 47.0%		$101,990,489

	Rating**	Rate	Maturity	Face Amount	Value
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
FINANCIALS (0.0%)
GSC Capital Corp.†(4)	NR	7.25%	07/15/10	$460,000	$0
TOTAL ACTIVE ASSETS-LONG-TERM DEBT SECURITIES (Cost: $460,000) 0.0%					0
TOTAL ACTIVE ASSETS (Cost: $115,749,798) 47.0%					101,990,489
TEMPORARY CASH INVESTMENTS (2) (Cost: $253,400) 0.1%					253,400
TOTAL INVESTMENTS (Cost: $264,881,750) 99.8%					216,827,574
OTHER NET ASSETS 0.2%					549,906
NET ASSETS 100.0%					$217,377,480

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (9.1%)
Dillard's, Inc. Cl A	364,753	$3,355,728
Pep Boys - Manny, Moe & Jack	211,618	2,145,807
Rent-A-Center, Inc.*	127,026	2,264,874
Tupperware Brands Corp.	188,213	4,897,301
Wolverine World Wide, Inc.	93,385	2,060,073
		14,723,783
CONSUMER STAPLES (6.1%)
American Italian Pasta Co. Cl A*	202,367	5,896,969
Vector Group Ltd.	107,640	1,538,176
Other Securities	313,856	2,492,366
		9,927,511
ENERGY (3.8%)
Other Securities	787,285	6,119,408
FINANCIALS (27.0%)
Aspen Insurance Hldgs. Ltd.	116,870	2,610,876
Bank Mutual Corp.	252,304	2,200,091
Brookline Bancorp, Inc.	247,394	2,305,712
Ellington Financial LLC†***	123,900	2,478,000
First Niagara Financial Group,	137,256	1,567,464
Glacier Bancorp, Inc.	133,149	1,966,611
Highwoods Properties, Inc.	80,296	1,796,222
Meadowbrook Insurance Group, Inc.	276,483	1,805,434
MFA Financial, Inc.	290,507	2,010,308
NewAlliance Bancshares, Inc.	203,711	2,342,677
ProAssurance Corp.*	45,656	2,109,764
Realty Income Corp.	81,030	1,776,178
S.Y. Bancorp, Inc.	60,496	1,462,188
SeaBright Insurance Hldgs.,*	198,956	2,015,424
Senior Housing Pptys. Trust	100,291	1,636,749
Westamerica Bancorporation	48,835	2,422,704
Other Securities	1,752,488	11,280,654
		43,787,056
HEALTH CARE (5.8%)
Conceptus, Inc.*	90,602	1,531,174
Enzon Pharmaceuticals, Inc.*	440,855	3,469,529
Sepracor, Inc.*	96,387	1,669,423
Other Securities	517,580	2,784,851
		9,454,977

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (15.2%)
Actuant Corp. Cl A	129,150	$1,575,630
Alaska Air Group, Inc.*	134,880	2,462,909
AZZ, Inc.*	58,176	2,001,836
Encore Wire Corp.	81,730	1,744,936
Genesee & Wyoming, Inc. Cl A*	73,434	1,946,735
Kaydon Corp.	48,200	1,569,392
Mueller Industries, Inc.	174,672	3,633,178
Old Dominion Freight Line, Inc.*	80,465	2,701,210
Orion Marine Group, Inc.*	80,650	1,532,350
Tutor Perini Corp.*	87,507	1,519,122
Other Securities	464,138	3,954,323
		24,641,621
INFORMATION TECHNOLOGY (9.5%)
Global Cash Access Hldgs.,*	198,654	1,581,286
Sybase, Inc.*	50,301	1,576,433
TIBCO Software, Inc.*	203,133	1,456,464
Other Securities	684,087	10,819,952
		15,434,135
MATERIALS (11.4%)
Commercial Metals Co.	169,390	2,715,322
Crown Hldgs., Inc.*	293,819	7,092,786
Silgan Hldgs., Inc.	72,740	3,566,442
Walter Energy, Inc.	50,100	1,815,624
Other Securities	890,063	3,193,745
		18,383,919
TELECOMMUNICATION SERVICES (2.4%)
Iowa Telecommunications Svcs., Inc.	106,466	1,331,890
Syniverse Hldgs., Inc.*	109,984	1,763,044
Other Securities	67,748	793,329
		3,888,263
UTILITIES (5.9%)
Avista Corp.	123,693	2,202,972
Unisource Energy Corp.	79,227	2,102,685
Westar Energy, Inc.	102,400	1,922,048
Other Securities	165,730	3,375,307
		9,603,012
TOTAL COMMON STOCKS (Cost: $181,640,560) 96.2%		$155,963,685

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2009 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
FINANCIALS (0.0%)
GSC Capital Corp.†(4)	NR	7.25%	07/15/10	$1,890,000	$0
TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,890,000) 0.0%					0
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (3.8%)
FHLB	AAA	0.09	07/27/09	2,000,000	1,999,870
FNMA	AAA	0.01	07/01/09	4,100,000	4,100,000
					6,099,870
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,099,870) 3.8%					6,099,870
TOTAL INVESTMENTS (Cost: $189,630,430) 100.0%					162,063,555
OTHER NET ASSETS 0.0% (3)					17,264
NET ASSETS 100.0%					$162,080,819

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.9%)
California Pizza Kitchen, Inc.*	161,717	$2,149,219
Deckers Outdoor Corp.*	25,569	1,796,734
G-III Apparel Group Ltd.*	109,657	1,259,959
Grand Canyon Education, Inc.*	81,350	1,365,053
Gymboree Corp.*	47,792	1,695,660
P.F. Chang's China Bistro, Inc.*	40,539	1,299,680
Shutterfly, Inc.*	97,871	1,365,300
Smith & Wesson Hldg. Corp.*	276,718	1,571,758
Sonic Corp.*	143,095	1,435,243
Tupperware Brands Corp.	72,112	1,876,354
WMS Industries, Inc.*	68,056	2,144,445
Other Securities	209,202	676,577
		18,635,982
CONSUMER STAPLES (3.5%)
Chattem, Inc.*	25,144	1,712,306
Other Securities	358,623	3,813,160
		5,525,466
ENERGY (4.7%)
Dril-Quip, Inc.*	31,861	1,213,904
Willbros Group, Inc.*	120,445	1,506,767
Other Securities	566,669	4,685,287
		7,405,958
FINANCIALS (7.9%)
iShares Russell 2000 Growth Index Fund	48,302	2,738,240
iShares Russell Microcap Index Fund	55,487	1,825,522
Stifel Financial Corp.*	26,173	1,258,660
Tower Group, Inc.	56,256	1,394,024
Other Securities	253,996	5,156,755
		12,373,201
HEALTH CARE (21.2%)
ABIOMED, Inc.*	188,970	1,666,715
Almost Family, Inc.*	47,619	1,243,332
Enzon Pharmaceuticals, Inc.*	310,958	2,447,239
ev3, Inc.*	115,605	1,239,286
Magellan Health Svcs., Inc.*	59,751	1,961,028
MedAssets, Inc.*	78,953	1,535,636
Neogen Corp.*	66,528	1,927,981
STERIS Corp.	58,907	1,536,295
Other Securities	1,646,304	19,831,124
		33,388,636

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (14.0%)
Astec Industries, Inc.*	60,758	$1,803,905
AZZ, Inc.*	58,586	2,015,944
Genesee & Wyoming, Inc. Cl A*	62,347	1,652,819
Huron Consulting Group, Inc.*	27,456	1,269,291
Old Dominion Freight Line, Inc.*	55,402	1,859,845
Stanley, Inc.*	41,809	1,374,680
Other Securities	877,706	12,016,735
		21,993,219
INFORMATION TECHNOLOGY (25.6%)
Data Domain, Inc.*	88,256	2,943,338
Global Cash Access Hldgs.,*	247,374	1,969,097
Microsemi Corp.*	96,067	1,325,725
Monolithic Power Systems, Inc.*	64,367	1,442,464
Parametric Technology Corp.*	104,135	1,217,338
Plexus Corp.*	71,794	1,468,905
Riverbed Technology, Inc.*	72,114	1,672,324
Semtech Corp.*	94,548	1,504,259
Starent Networks Corp.*	50,561	1,234,194
Sybase, Inc.*	47,882	1,500,622
ViaSat, Inc.*	51,134	1,311,076
Websense, Inc.*	122,039	2,177,176
Other Securities	2,015,320	20,553,908
		40,320,426
MATERIALS (5.1%)
Royal Gold, Inc.	73,161	3,050,813
Other Securities	513,900	4,995,255
		8,046,068
TELECOMMUNICATION SERVICES (1.9%)
Consolidated Comms. Hldgs., Inc.	114,938	1,345,924
Syniverse Hldgs., Inc.*	103,772	1,663,465
		3,009,389
UTILITIES (1.3%)
Avista Corp.	68,991	1,228,730
Other Securities	28,589	821,934
		2,050,664
TOTAL COMMON STOCKS (Cost: $158,750,872) 97.1%		$152,749,009

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (3.6%)
FHLB	AAA	0.09%	07/27/09	$2,000,000	$1,999,870
FNMA	AAA	0.01	07/01/09	3,600,000	3,600,000
					5,599,870
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,599,870) 3.6%					5,599,870
TOTAL INVESTMENTS (Cost: $164,350,742) 100.7%					158,348,879
OTHER NET ASSETS (0.7%)					(1,096,657)
NET ASSETS 100.0%					$157,252,222

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.5%)
Burger King Hldgs., Inc.	17,480	$301,880
Polo Ralph Lauren Corp.	6,287	336,606
V.F. Corp.	9,831	544,146
Other Securities	56,540	1,240,962
		2,423,594
CONSUMER STAPLES (8.3%)
Clorox Co.	5,345	298,411
Coca-Cola Enterprises, Inc.	17,931	298,551
Kroger Co.	28,757	634,092
Vector Group Ltd.	37,812	540,333
Other Securities	22,989	890,073
		2,661,460
ENERGY (6.9%)
CNX Gas Corp.*	11,097	291,518
Noble Energy, Inc.	5,380	317,259
Pride International, Inc.*	15,300	383,418
Range Resources Corp.	14,211	588,478
Spectra Energy Corp.	17,321	293,071
Other Securities	18,480	348,163
		2,221,907
FINANCIALS (23.9%)
American Financial Group, Inc.	22,287	480,953
Ameriprise Financial, Inc.	15,376	373,176
Aon Corp.	12,975	491,363
BOK Financial Corp.	11,721	441,530
Equity Residential	16,783	373,086
iShares Russell Midcap Index Fund	9,390	615,421
iShares Russell Midcap Value Index Fund	21,320	617,427
People's United Financial, Inc.	40,023	601,946
Public Storage	5,050	330,674
StanCorp Financial Group, Inc.	12,752	365,727
Vornado Realty Trust	9,646	434,367
Other Securities	208,088	2,598,514
		7,724,184
HEALTH CARE (6.0%)
AmerisourceBergen Corp.	17,434	309,279
Hospira, Inc.*	9,214	354,923
Laboratory Corp. of America Hldgs.*	4,550	308,445

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Mettler-Toledo Int'l., Inc.*	4,944	$381,430
Other Securities	29,657	565,416
		1,919,493
INDUSTRIALS (7.6%)
Alliant TechSystems, Inc.*	4,777	393,434
CSX Corp.	8,479	293,628
Kirby Corp.*	10,590	336,656
Precision Castparts Corp.	5,791	422,917
Other Securities	50,851	1,011,553
		2,458,188
INFORMATION TECHNOLOGY (6.8%)
Amdocs Ltd.*	13,402	287,473
Sybase, Inc.*	12,501	391,781
Other Securities	126,285	1,523,154
		2,202,408
MATERIALS (10.3%)
Agnico-Eagle Mines Ltd.	7,257	380,847
Crown Hldgs., Inc.*	51,378	1,240,262
Lubrizol Corp.	8,662	409,799
Sonoco Products Co.	21,391	512,314
Other Securities	51,725	784,293
		3,327,515
TELECOMMUNICATION SERVICES (2.2%)
Embarq Corp.	10,147	426,783
Windstream Corp.	35,050	293,018
		719,801
UTILITIES (12.8%)
American Electric Power Co., Inc.	16,061	464,002
Edison International	18,275	574,932
Energen Corp.	13,697	546,510
Entergy Corp.	6,208	481,244
Pepco Hldgs., Inc.	25,532	343,150
PG&E Corp.	14,078	541,158
PPL Corp.	12,669	417,570
Sempra Energy	9,843	488,508
Other Securities	5,940	269,438
		4,126,512
TOTAL COMMON STOCKS (Cost: $38,816,784) 92.3%		$29,785,062

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (3.1%)
FHLB	AAA	0.11%	07/02/09	$1,000,000	$999,997
COMMERCIAL PAPER (4.3%)
Campbell Soup Co.†	A-1	0.10	07/01/09	700,000	700,000
Toyota Motor Credit Corp.	A-1+	0.15	07/07/09	700,000	699,983
					1,399,983
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,399,980) 7.4%					2,399,980
TOTAL INVESTMENTS (Cost: $41,216,764) 99.7%					32,185,042
OTHER NET ASSETS 0.3%					96,906
NET ASSETS 100.0%					$32,281,948

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.6%)
Advance Auto Parts, Inc.	34,966	$1,450,739
BorgWarner, Inc.	42,943	1,466,503
CarMax, Inc.*	81,118	1,192,435
Dollar Tree, Inc.*	33,103	1,393,636
ITT Educational Svcs., Inc.*	11,448	1,152,356
Priceline.com, Inc.*	15,331	1,710,173
Ross Stores, Inc.	46,641	1,800,343
WMS Industries, Inc.*	41,491	1,307,381
Other Securities	1,671,310	29,992,809
		41,466,375
CONSUMER STAPLES (3.7%)
Church & Dwight Co., Inc.	25,851	1,403,968
Energizer Hldgs., Inc.*	25,500	1,332,120
Ralcorp Hldgs., Inc.*	20,822	1,268,476
Other Securities	260,422	6,571,356
		10,575,920
ENERGY (5.7%)
Helmerich & Payne, Inc.	38,810	1,198,065
Newfield Exploration Co.*	48,811	1,594,655
Plains Exploration & Production Co.*	44,882	1,227,972
Pride International, Inc.*	63,888	1,601,033
Other Securities	575,101	10,674,742
		16,296,467
FINANCIALS (16.3%)
Eaton Vance Corp.	43,043	1,151,400
Everest Re Group Ltd.	22,658	1,621,633
Fidelity Nat'l. Financial, Inc. Cl A	86,427	1,169,357
New York Community Bancorp, Inc.	127,175	1,359,501
Other Securities	2,235,226	41,225,953
		46,527,844
HEALTH CARE (11.9%)
Beckman Coulter, Inc.	23,235	1,327,648
Cerner Corp.*	24,898	1,550,896
Covance, Inc.*	23,526	1,157,479
Edwards Lifesciences Corp.*	20,614	1,402,370
Hologic, Inc.*	94,560	1,345,589

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
ResMed, Inc.*	27,737	$1,129,728
Schein (Henry), Inc.*	33,196	1,591,748
Vertex Pharmaceuticals, Inc.*	63,740	2,271,693
Other Securities	874,633	22,088,621
		33,865,772
INDUSTRIALS (13.6%)
AMETEK, Inc.	39,584	1,368,815
Joy Global, Inc.	37,620	1,343,786
Manpower, Inc.	28,861	1,221,975
Roper Industries, Inc.	33,325	1,509,956
URS Corp.*	30,635	1,517,045
Other Securities	1,411,833	31,896,568
		38,858,145
INFORMATION TECHNOLOGY (13.5%)
Avnet, Inc.*	55,597	1,169,205
Lam Research Corp.*	46,558	1,210,508
SAIC, Inc.*	75,036	1,391,918
Other Securities	2,101,056	34,535,000
		38,306,631
MATERIALS (6.7%)
Airgas, Inc.	30,057	1,218,210
Cliffs Natural Resources, Inc.	48,206	1,179,601
FMC Corp.	26,749	1,265,228
Lubrizol Corp.	24,862	1,176,221
Martin Marietta Materials, Inc	16,386	1,292,528
Other Securities	647,699	12,851,987
		18,983,775
TELECOMMUNICATION SERVICES (0.6%)
Other Securities	135,851	1,582,702
UTILITIES (6.2%)
MDU Resources Group	67,709	1,284,440
NSTAR	39,324	1,262,694
Oneok, Inc.	38,758	1,142,973
Other Securities	636,686	13,994,527
		17,684,634
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $329,912,897) 92.8%		$264,148,265

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2009 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.5%)
U.S. Treasury Bill (1)	AAA	0.15 - 0.17%	07/30/09 - 08/20/09	$4,300,000	$4,299,135
U.S. GOVERNMENT AGENCIES (0.9%)
FHLB	AAA	0.10	07/17/09	2,667,000	2,666,881
COMMERCIAL PAPER (4.0%)
Campbell Soup Co.†	A-1	0.10	07/01/09	4,400,000	4,400,000
Emerson Electric Co.†	A-1	0.20	08/10/09	2,000,000	1,999,556
Siemens Capital Co. LLC†	A-1	0.20	08/19/09	1,880,000	1,879,488
Toyota Motor Credit Corp.	A-1+	0.15	07/07/09	3,000,000	2,999,925
					11,278,969
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $18,244,985) 6.4%					18,244,985
TEMPORARY CASH INVESTMENTS (2) (Cost: $38,300) 0.00% (3)					38,300
TOTAL INVESTMENTS (Cost: $348,196,182) 99.2%					282,431,550
OTHER NET ASSETS 0.8%					2,240,591
NET ASSETS 100.0%					$284,672,141

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (INTERNATIONAL FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (97.5%)
iShares MSCI EAFE Growth Index Fund	34,320	$1,585,241
iShares MSCI EAFE Index Fund	40,330	1,847,517
iShares MSCI EAFE Value Index Fund	37,660	1,588,122
Vanguard Europe Pacific ETF	322,580	9,258,046
Vanguard European ETF	69,300	2,791,404
Vanguard Pacific ETF	31,390	1,451,474
TOTAL INVESTMENTS (Cost: $20,775,226) 97.5%		18,521,804
OTHER NET ASSETS 2.5%		465,770
NET ASSETS 100.0%		$18,987,574

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.3%)
Comcast Corp. Cl A	60,083	$870,603
Home Depot, Inc.	11,873	280,559
Johnson Controls, Inc.	34,957	759,266
McDonald's Corp.	27,747	1,595,175
Staples, Inc.	42,594	859,121
Other Securities	126,220	3,588,445
		7,953,169
CONSUMER STAPLES (6.6%)
CVS Caremark Corp.	34,189	1,089,603
General Mills, Inc.	14,574	816,435
PepsiCo, Inc.	28,459	1,564,107
Proctor & Gamble Co.	42,266	2,159,793
Wal-Mart Stores, Inc.	39,703	1,923,213
Other Securities	86,623	2,194,921
		9,748,072
ENERGY (7.6%)
Chevron Corp.	20,431	1,353,554
Exxon Mobil Corp.	59,408	4,153,211
Occidental Petroleum Corp.	16,905	1,112,518
Other Securities	138,587	4,732,289
		11,351,572
FINANCIALS (7.2%)
Bank of America Corp.	85,124	1,123,637
Goldman Sachs Group, Inc.	8,310	1,225,226
JPMorgan Chase & Co.	45,148	1,539,998
Wells Fargo & Co.	42,473	1,030,395
Other Securities	199,581	5,898,576
		10,817,832
HEALTH CARE (8.9%)
Abbott Laboratories	42,704	2,008,796
Baxter International, Inc.	15,730	833,061
Celgene Corp.*	16,612	794,718
Gilead Sciences, Inc.*	33,356	1,562,395
Johnson & Johnson	47,934	2,722,651

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Schering-Plough Corp.	46,615	$1,170,969
Other Securities	136,835	4,249,300
		13,341,890
INDUSTRIALS (5.6%)
General Electric Co.	134,432	1,575,543
Lockheed Martin Corp.	11,803	951,912
United Parcel Service, Inc. Cl B	20,308	1,015,197
United Technologies Corp.	17,084	887,685
Other Securities	136,277	3,866,846
		8,297,183
INFORMATION TECHNOLOGY (10.1%)
Apple, Inc.*	13,676	1,947,873
Cisco Systems, Inc.*	68,889	1,284,091
Google, Inc.*	2,601	1,096,556
Hewlett-Packard Co.	36,560	1,413,044
Int'l. Business Machines Corp.	16,777	1,751,854
Microsoft Corp.	87,081	2,069,915
Oracle Corp.	41,618	891,458
QUALCOMM, Inc.	26,866	1,214,343
Other Securities	204,256	3,463,377
		15,132,511
MATERIALS (1.5%)
Monsanto Co.	10,486	779,529
Other Securities	49,002	1,481,111
		2,260,640
TELECOMMUNICATION SERVICES (1.8%)
AT&T, Inc.	56,661	1,407,459
Other Securities	41,685	1,297,268
		2,704,727
UTILITIES (2.2%)
Other Securities	77,768	3,300,655
TOTAL COMMON STOCKS (Cost: $97,013,180) 56.8%		$84,908,251

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.2%)
U.S. Treasury Note	AAA	3.13%	05/15/19	$1,500,000	$1,450,785
U.S. Treasury Strip	AAA	0.00	11/15/21	5,700,000	3,291,084
					4,741,869
U.S. GOVERNMENT AGENCIES (13.8%)
MORTGAGE-BACKED OBLIGATIONS (13.8%)
FHARM	AAA	5.23 - 5.78	02/01/36 - 05/01/37	1,904,333	1,986,157
FHLMC	AAA	5.00 - 6.00	10/01/18 - 03/15/32	1,079,669	1,135,191
FNMA	AAA	4.00 - 8.00	09/01/16 - 06/01/48	16,624,409	17,282,554
Other Securities				104,229	112,753
					20,516,655
CORPORATE DEBT (21.3%)
CONSUMER DISCRETIONARY (3.0%)
Home Depot, Inc.	BBB+	5.40	03/01/16	500,000	499,111
Johnson Controls, Inc.	BBB	4.88	09/15/13	500,000	480,990
Other Securities				4,388,068	3,409,396
					4,389,497

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2009 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CONSUMER STAPLES (0.9%)
CVS Caremark Corp.	BBB+	6.13%	08/15/16	$250,000	$258,974
Other Securities				1,000,000	1,000,610
					1,259,584
ENERGY (4.3%)
Noble Corp.	A-	7.50	03/15/19	800,000	823,719
Seariver Maritime, Inc.	AAA	0.00	09/01/12	3,000,000	2,789,995
Other Securities				2,850,000	2,731,499
					6,345,213
FINANCIALS (6.9%)
First Horizon National Corp.	BB+	4.50	05/15/13	1,500,000	1,195,874
Ford Motor Credit Co. LLC	CCC+	7.38	10/28/09	1,000,000	991,428
GMAC LLC	CCC	0.00	12/01/12	2,500,000	1,487,496
Other Securities				6,965,394	6,606,082
					10,280,880
HEALTH CARE (1.2%)
Other Securities				1,750,000	1,753,058
INDUSTRIALS (1.1%)
Other Securities				1,750,000	1,664,419
INFORMATION TECHNOLOGY (0.7%)
Other Securities				1,000,000	1,006,513
MATERIALS (1.2%)
Other Securities				2,228,000	1,760,429
TELECOMMUNICATION SERVICES (0.3%)
Other Securities				500,000	495,000
UTILITIES (1.7%)
Other Securities				2,500,000	2,575,515
TOTAL LONG-TERM DEBT SECURITIES (Cost: $58,294,451) 38.3%					56,788,632
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.5%)
FHLMC	AAA	0.17 - 0.20	08/24/09 - 09/08/09	740,000	739,793
COMMERCIAL PAPER (3.2%)
Campbell Soup Co.†	A-1	0.10	07/01/09	2,090,000	2,090,000
Toyota Motor Credit Corp.	A-1+	0.15 - 0.26	07/07/09 - 08/03/09	2,700,000	2,699,506
					4,789,506
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,529,291) 3.7%					5,529,299
TEMPORARY CASH INVESTMENTS (2) (Cost: $412,100) 0.3%					412,100
TOTAL INVESTMENTS (Cost: $161,249,022) 99.1%					147,638,282
OTHER NET ASSETS 0.9%					1,278,176
NET ASSETS 100.0%					$148,916,458

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (RETIREMENT INCOME FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.0%)	1,265,045	$1,617,360
Equity Index Fund (20.0%)	706,104	1,076,757
Mid-Cap Equity Index Fund (5.0%)	269,986	270,087
Mid-Term Bond Fund (38.1%)	2,057,724	2,051,425
Money Market Fund (6.9%)	309,018	373,325
TOTAL INVESTMENTS (Cost: $5,213,869) 100.0%		5,388,954
OTHER NET ASSETS		—
NET ASSETS 100.0%		$5,388,954

MUTUAL OF AMERICA INVESTMENT CORPORATION (2010 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.0%)	1,961,026	$2,507,171
Equity Index Fund (25.0%)	1,640,406	2,501,497
International Fund (4.0%)	698,010	402,600
Mid-Cap Equity Index Fund (14.0%)	1,404,864	1,405,388
Mid-Term Bond Fund (27.1%)	2,719,653	2,711,329
Money Market Fund (4.9%)	410,537	495,972
TOTAL INVESTMENTS (Cost: $10,170,445) 100.0%		10,023,957
OTHER NET ASSETS		—
NET ASSETS 100.0%		$10,023,957

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2015 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.0%)	5,874,617	$7,510,697
Equity Index Fund (30.0%)	5,897,043	8,992,554
International Fund (8.0%)	4,181,137	2,411,609
Mid-Cap Equity Index Fund (11.0%)	3,306,545	3,307,778
Mid-Term Bond Fund (18.0%)	5,431,482	5,414,857
Money Market Fund (4.0%)	983,917	1,188,673
Small Cap Growth Fund (2.0%)	823,283	608,451
Small Cap Value Fund (2.0%)	782,586	605,659
TOTAL INVESTMENTS (Cost: $31,163,311) 100.0%		30,040,278
OTHER NET ASSETS		—
NET ASSETS 100.0%		$30,040,278

MUTUAL OF AMERICA INVESTMENT CORPORATION (2020 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.0%)	5,456,743	$6,976,446
Equity Index Fund (34.9%)	6,657,114	10,151,606
International Fund (9.0%)	4,551,507	2,625,232
Mid-Cap Equity Index Fund (11.0%)	3,199,718	3,200,912
Mid-Term Bond Fund (13.0%)	3,795,505	3,783,887
Small Cap Growth Fund (4.1%)	1,592,588	1,177,008
Small Cap Value Fund (4.0%)	1,514,170	1,171,847
TOTAL INVESTMENTS (Cost: $31,186,508) 100.0%		29,086,938
OTHER NET ASSETS		—
NET ASSETS 100.0%		$29,086,938

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2025 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.0%)	3,711,168	$4,744,729
Equity Index Fund (39.9%)	6,207,232	9,465,570
International Fund (9.0%)	3,713,051	2,141,625
Mid-Cap Equity Index Fund (15.0%)	3,559,470	3,560,797
Mid-Term Bond Fund (6.0%)	1,429,665	1,425,288
Small Cap Growth Fund (5.1%)	1,623,786	1,200,066
Small Cap Value Fund (5.0%)	1,544,046	1,194,968
TOTAL INVESTMENTS (Cost: $25,428,795) 100.0%		23,733,043
OTHER NET ASSETS		—
NET ASSETS 100.0%		$23,733,043

MUTUAL OF AMERICA INVESTMENT CORPORATION (2030 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.0%)	3,005,727	$3,842,822
Equity Index Fund (39.9%)	5,028,211	7,667,649
International Fund (10.0%)	3,341,588	1,927,371
Mid-Cap Equity Index Fund (18.0%)	3,460,230	3,461,520
Small Cap Growth Fund (6.1%)	1,578,090	1,166,294
Small Cap Value Fund (6.0%)	1,500,820	1,161,515
TOTAL INVESTMENTS (Cost: $20,599,968) 100.0%		19,227,171
OTHER NET ASSETS		—
NET ASSETS 100.0%		$19,227,171

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2035 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (13.0%)	1,509,213	$1,929,529
Equity Index Fund (39.9%)	3,882,855	5,921,067
International Fund (12.0%)	3,096,605	1,786,069
Mid-Cap Equity Index Fund (21.0%)	3,117,210	3,118,372
Small Cap Growth Fund (7.1%)	1,421,668	1,050,690
Small Cap Value Fund (7.0%)	1,352,079	1,046,401
TOTAL INVESTMENTS (Cost: $16,102,747) 100.0%		14,852,128
OTHER NET ASSETS		—
NET ASSETS 100.0%		$14,852,128

MUTUAL OF AMERICA INVESTMENT CORPORATION (2040 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (11.0%)	1,008,703	$1,289,627
Equity Index Fund (34.9%)	2,683,743	4,092,510
International Fund (14.0%)	2,853,542	1,645,874
Mid-Cap Equity Index Fund (24.0%)	2,814,084	2,815,133
Small Cap Growth Fund (8.1%)	1,283,385	948,491
Small Cap Value Fund (8.0%)	1,220,608	944,653
TOTAL INVESTMENTS (Cost: $12,484,847) 100.0%		11,736,288
OTHER NET ASSETS		—
NET ASSETS 100.0%		$11,736,288

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2045 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.0%)	1,053,635	$1,347,072
Equity Index Fund (34.8%)	3,083,644	4,702,329
International Fund (15.0%)	3,512,616	2,026,017
Mid-Cap Equity Index Fund (20.0%)	2,694,556	2,695,561
Small Cap Growth Fund (10.1%)	1,843,001	1,362,077
Small Cap Value Fund (10.1%)	1,752,985	1,356,670
TOTAL INVESTMENTS (Cost: $14,152,542) 100.0%		13,489,726
OTHER NET ASSETS		—
NET ASSETS 100.0%		$13,489,726

MUTUAL OF AMERICA INVESTMENT CORPORATION (CONSERVATIVE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.8%)	6,353,748	$8,123,267
Equity Index Fund (25.4%)	4,532,831	6,912,232
Mid-Term Bond Fund (44.8%)	12,230,062	12,192,626
TOTAL INVESTMENTS (Cost: $28,224,081) 100.0%		27,228,125
OTHER NET ASSETS		—
NET ASSETS 100.0%		$27,228,125

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MODERATE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.6%)	23,353,139	$29,856,988
Equity Index Fund (35.3%)	23,324,541	35,568,200
Mid-Cap Equity Index Fund (15.3%)	15,372,013	15,377,747
Mid-Term Bond Fund (19.8%)	19,978,426	19,917,272
TOTAL INVESTMENTS (Cost: $114,923,287) 100.0%		100,720,207
OTHER NET ASSETS		—
NET ASSETS 100.0%		$100,720,207

MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.5%)	17,536,474	$22,420,382
Equity Index Fund (45.1%)	27,023,097	41,208,223
Mid-Cap Equity Index Fund (20.2%)	18,468,743	18,475,632
Small Cap Growth Fund (5.1%)	6,235,942	4,608,698
Small Cap Value Fund (5.1%)	5,975,854	4,624,833
TOTAL INVESTMENTS (Cost: $116,277,830) 100.0%		91,337,768
OTHER NET ASSETS		—
NET ASSETS 100.0%		$91,337,768

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (34.3%)
FHLB	AAA	0.17%	08/24/09	$1,000,000	$999,745
FHLB	AAA	0.20	08/05/09	9,395,000	9,394,695
FHLB	AAA	0.20	08/17/09	1,950,000	1,949,862
FHLB	AAA	0.20	09/02/09	4,880,000	4,878,117
FHLB	AAA	0.21	08/05/09	12,528,000	12,527,464
FHLB	AAA	0.21	09/02/09	1,129,000	1,128,715
FHLB	AAA	0.23	08/12/09	900,000	899,933
FHLMC	AAA	0.20	08/03/09	200,000	199,963
FHLMC	AAA	0.20	09/02/09	8,113,000	8,110,499
FNMA	AAA	0.17	08/24/09	2,346,000	2,345,402
FNMA	AAA	0.18	07/13/09	2,000,000	1,999,880
FNMA	AAA	0.18	07/27/09	1,000,000	999,870
FNMA	AAA	0.20	07/15/09	950,000	949,953
FNMA	AAA	0.20	08/24/09	644,000	643,903
					47,028,001
COMMERCIAL PAPER (65.7%)
Abbott Laboratories†	A-1+	0.22	07/22/09	2,000,000	1,999,770
Abbott Laboratories†	A-1+	0.22	08/04/09	1,010,000	1,009,790
Abbott Laboratories†	A-1+	0.22	09/01/09	550,000	549,789
Campbell Soup Co.†	A-1	0.20	07/06/09	2,535,000	2,534,930
Campbell Soup Co.†	A-1	0.25	07/28/09	650,000	649,911
Chevron Corp.	A-1+	0.24	07/30/09	300,000	299,942
Chevron Funding Corp.	A-1+	0.14	07/08/09	1,900,000	1,899,948
Chevron Funding Corp.	A-1+	0.20	07/31/09	1,315,000	1,314,781
Coca-Cola Co.†	A-1	0.21	08/11/09	3,300,000	3,299,514
Coca-Cola Co.†	A-1	0.23	08/11/09	250,000	249,935
ConocoPhillips†	A-1	0.22	07/10/09	3,500,000	3,499,807
Du Pont (EI) de Nemours & Co.†	A-1	0.20	07/22/09	3,600,000	3,599,580
Ecolab, Inc.†	A-1	0.23	08/10/09	3,600,000	3,599,080
Emerson Electric Co.†	A-1	0.20	07/16/09	1,172,000	1,171,905
Emerson Electric Co.†	A-1	0.20	07/30/09	938,000	937,849
Emerson Electric Co.†	A-1	0.20	08/20/09	1,500,000	1,499,644
Florida Power & Light Co.	A-1	0.23	07/17/09	3,550,000	3,549,637
General Electric Co.	A-1+	0.27	08/31/09	3,500,000	3,498,373
Hershey Co.	A-1	0.20	08/10/09	3,500,000	3,499,378
Hewlett-Packard Co.†	A-1	0.20	07/02/09	400,000	399,998
Johnson & Johnson†	A-1+	0.20	08/25/09	3,700,000	3,699,152
Lowe's Cos., Inc.	A-1	0.20	07/09/09	3,550,000	3,549,842
Madison Gas & Electric	A-1+	0.18	07/31/09	840,000	839,874
Madison Gas & Electric	A-1+	0.23	07/24/09	2,100,000	2,099,691
Medtronic, Inc.†	A-1+	0.19	07/22/09	3,500,000	3,499,612
Merck & Co., Inc.	A-1+	0.20	07/28/09	815,000	814,878
Merck & Co., Inc.	A-1+	0.22	07/21/09	600,000	599,927
National Rural Utilities	A-1	0.23	07/27/09	340,000	339,944
National Rural Utilities	A-1	0.26	08/25/09	3,300,000	3,299,213
Nestle Capital Corp.†	A-1+	0.20	08/14/09	3,642,000	3,641,110
NetJets, Inc.†	A-1+	0.20	07/27/09	3,500,000	3,499,494

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2009 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (CONTINUED):
COMMERCIAL PAPER (CONTINUED)
NSTAR Electric Co.	A-1	0.21%	07/07/09	$3,600,000	$3,599,874
Pfizer, Inc.†	A-1+	0.20	07/29/09	3,011,000	3,010,639
Pfizer, Inc.†	A-1+	0.22	08/04/09	600,000	599,910
Praxair, Inc.	A-1	0.20	07/08/09	1,900,000	1,899,930
Siemens Capital Co. LLC†	A-1	0.20	08/19/09	3,570,000	3,569,028
Toyota Motor Credit Corp.	A-1+	0.26	08/10/09	1,000,000	999,721
Toyota Motor Credit Corp.	A-1+	0.30	07/10/09	2,600,000	2,599,805
Unilever Capital Corp.†	A-1	0.20	07/27/09	3,600,000	3,599,601
United Parcel Service, Inc.†	A-1+	0.20	07/08/09	1,631,000	1,630,937
United Technologies Corp.†	A-1	0.20	08/20/09	3,300,000	3,299,217
United Technologies Corp.†	A-1	0.30	07/27/09	300,000	299,935
					90,054,895
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $137,076,615) 100.0%					137,082,896
TOTAL INVESTMENTS (Cost: $137,076,615) 100.0%					137,082,896
OTHER NET ASSETS 0.0% (3)					3,132
NET ASSETS 100.0%					$137,086,028

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (21.8%)
U.S. Treasury Note	AAA	3.13 - 3.25%	04/30/13 - 05/15/19	$20,250,000	$20,354,613
U.S. Treasury Strip	AAA	0.00	08/15/18	35,000,000	24,601,985
					44,956,598
U.S. GOVERNMENT AGENCIES (13.4%)
MORTGAGE-BACKED OBLIGATIONS (1.7%)
FHLMC	AAA	5.00 - 8.50	11/01/09 - 03/15/21	3,155,578	3,306,587
Other Securities				78,750	81,383
					3,387,970
NON-MORTGAGE-BACKED OBLIGATIONS (11.7%)
FFCB	AAA	4.95 - 5.10	08/05/13 - 10/10/14	17,500,000	19,151,130
FHLMC	AAA	6.63	09/15/09	5,000,000	5,065,544
					24,216,674
CORPORATE DEBT (56.5%)
CONSUMER DISCRETIONARY (7.0%)
AutoZone, Inc.	BBB	6.50	01/15/14	1,000,000	1,037,133
Best Buy Co., Inc.	BBB-	6.75	07/15/13	1,000,000	1,035,095
DaimlerChrysler N.A. LLC	A-	5.75	09/08/11	1,000,000	1,020,394
Mattel, Inc.	BBB-	6.13	06/15/11	1,000,000	1,017,419
Other Securities				10,725,000	10,282,320
					14,392,361
CONSUMER STAPLES (4.7%)
Anheuser-Busch Cos., Inc.	BBB+	4.38 - 4.70	04/15/12 - 01/15/13	1,100,000	1,086,532
Brown-Forman Corp.	A	5.20	04/01/12	1,000,000	1,058,071
Cargill, Inc.†	A	5.20	01/22/13	1,000,000	1,011,825
Clorox Co.	BBB+	4.20 - 5.00	01/15/10 - 01/15/15	1,050,000	1,073,689
ConAgra Foods, Inc.	BBB	6.75	09/15/11	1,000,000	1,069,393
Hershey Co.	A	4.85 - 5.00	04/01/13 - 08/15/15	1,000,000	1,016,241
Other Securities				3,250,000	3,287,231
					9,602,982
ENERGY (5.1%)
Enbridge, Inc.	A-	5.80	06/15/14	1,065,000	1,108,569
Noble Corp.	A-	5.88	06/01/13	1,000,000	1,014,420
Smith International, Inc.	BBB+	6.75	02/15/11	1,000,000	1,029,409
Sunoco, Inc.	BBB	4.88 - 9.63	10/15/14 - 04/15/15	1,000,000	1,027,793
Other Securities				6,250,000	6,194,175
					10,374,366
FINANCIALS (13.9%)
Caterpillar Financial Services	A	6.13	02/17/14	1,000,000	1,066,691
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	1,000,000	1,050,629
KeyCorp	BBB+	6.50	05/14/13	1,050,000	1,046,138
Nat'l. Rural Utilities Coop.	A	7.25	03/01/12	1,000,000	1,092,237
Textron Financial Corp.	BB+	5.13 - 5.40	02/03/11 - 04/28/13	1,250,000	1,048,211
Travelers Cos., Inc.	A-	5.38	06/15/12	1,000,000	1,016,958
Other Securities				24,250,000	22,343,576
					28,664,440

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2009 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
HEALTH CARE (5.7%)
Blue Cross & Blue Shield of FL†	A-	8.25%	11/15/11	$1,000,000	$1,085,477
Humana, Inc.	BBB	6.45	06/01/16	1,415,000	1,245,083
Lilly (Eli) & Co.	AA	4.20 - 5.20	03/06/14 - 03/15/17	1,500,000	1,553,423
McKesson Corp.	BBB+	7.75	02/01/12	1,000,000	1,095,171
UnitedHealth Group, Inc.	A-	5.25 - 5.50	03/15/11 - 11/15/12	1,000,000	1,034,138
Other Securities				5,660,000	5,697,053
					11,710,345
INDUSTRIALS (7.4%)
Acuity Brands, Inc.	BBB-	8.38	08/01/10	1,000,000	1,006,751
CSX Corp.	BBB-	6.25	04/01/15	1,000,000	1,033,848
Dun & Bradstreet Corp.	A-	5.50 - 6.00	03/15/11 - 04/01/13	1,500,000	1,511,888
Federal Express Corp.	BBB	9.65	06/15/12	1,000,000	1,122,904
Goodrich Corp.	BBB+	7.63	12/15/12	1,000,000	1,104,129
Ryder System, Inc.	BBB+	6.00 - 7.20	03/01/13 - 09/01/15	1,500,000	1,500,041
Union Pacific Corp.	BBB	4.88 - 6.13	01/15/12 - 01/15/15	1,000,000	1,025,334
Other Securities				7,050,000	6,898,889
					15,203,784
INFORMATION TECHNOLOGY (2.6%)
Computer Sciences Corp.	A-	7.38	06/15/11	950,000	1,009,550
Xerox Corp.	BBB	6.88	08/15/11	1,000,000	1,035,000
Other Securities				3,205,000	3,188,647
					5,233,197
MATERIALS (2.5%)
Martin Marietta Materials, Inc	BBB+	6.88	04/01/11	1,000,000	1,042,005
Vulcan Materials Co.	BBB	6.30	06/15/13	1,000,000	1,030,627
Other Securities				3,143,000	2,982,513
					5,055,145
TELECOMMUNICATION SERVICES (1.1%)
Verizon New England, Inc.	A	6.50	09/15/11	1,000,000	1,064,419
Other Securities				1,150,000	1,179,293
					2,243,712
UTILITIES (6.5%)
AGL Capital Corp.	BBB+	6.38 - 7.13	01/14/11 - 07/15/16	1,500,000	1,516,375
Arizona Public Svc. Co.	BBB-	6.38 - 6.50	10/15/11 - 03/01/12	1,000,000	1,035,536
Black Hills Corp.	BBB-	9.00	05/15/14	2,000,000	2,054,042
PPL Energy Supply LLC	BBB	5.70 - 6.40	11/01/11 - 10/15/15	1,700,000	1,764,144
Southwest Gas Corp.	NR	8.38	02/15/11	1,000,000	1,054,094
Other Securities				6,050,000	6,083,062
					13,507,253
TOTAL LONG-TERM DEBT SECURITIES (Cost: $188,438,704) 91.7%					188,548,827

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2009 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (3.4%)
FHLB	AAA	0.10%	07/17/09	$4,000,000	$3,999,822
FHLMC	AAA	0.20	09/08/09	3,000,000	2,998,957
					6,998,779
COMMERCIAL PAPER (3.8%)
Campbell Soup Co.†	A-1	0.10	07/01/09	3,000,000	3,000,000
Toyota Motor Credit Corp.	A-1+	0.13 - 0.20	07/06/09	4,700,000	4,699,901
					7,699,901
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $14,698,573) 7.2%					14,698,680
TOTAL INVESTMENTS (Cost: $203,137,277) 98.9%					203,247,507
OTHER NET ASSETS 1.1%					2,181,713
NET ASSETS 100.0%					$205,429,220

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (7.9%)
U.S. Treasury Bond	AAA	3.50 - 4.25%	02/15/39 - 05/15/39	$12,000,000	$11,377,479
U.S. Treasury Note	AAA	3.13	05/15/19	5,000,000	4,835,950
U.S. Treasury Strip	AAA	0.00	02/15/18 - 02/15/29	25,200,000	15,777,041
					31,990,470
U.S. GOVERNMENT AGENCIES (37.6%)
MORTGAGE-BACKED OBLIGATIONS (35.1%)
FHARM	AAA	5.23 - 5.78	02/01/36 - 05/01/37	9,889,560	10,319,360
FHLMC	AAA	4.00 - 6.00	10/01/18 - 01/15/35	14,926,686	15,613,536
FNMA	AAA	4.00 - 8.00	09/01/16 - 06/01/48	111,839,220	116,195,014
Other Securities				472,539	510,473
					142,638,383
NON-MORTGAGE-BACKED OBLIGATIONS (2.5%)
FNMA	AAA	0.00	10/09/19	20,000,000	10,181,995
CORPORATE DEBT (47.3%)
CONSUMER DISCRETIONARY (6.4%)
Fortune Brands, Inc.	BBB-	4.88 - 5.38	12/01/13 - 01/15/16	2,400,000	2,229,698
Home Depot, Inc.	BBB+	5.40	03/01/16	2,000,000	1,996,442
Johnson Controls, Inc.	BBB	4.88	09/15/13	2,500,000	2,404,950
RadioShack Corp.	BB	7.38	05/15/11	2,000,000	2,025,000
Other Securities				22,345,170	17,640,522
					26,296,612
CONSUMER STAPLES (2.1%)
Clorox Co.	BBB+	5.00	03/01/13	2,000,000	2,078,506
CVS Caremark Corp.	BBB+	6.13	08/15/16	2,000,000	2,071,790
Sara Lee Corp.	BBB+	6.25	09/15/11	2,000,000	2,113,838
Other Securities				2,500,000	2,386,444
					8,650,578
ENERGY (5.7%)
Noble Corp.	A-	7.50	03/15/19	2,000,000	2,059,298
Premco Refining Group	BBB	7.50	06/15/15	2,000,000	2,075,054
Seariver Maritime, Inc.	AAA	0.00	09/01/12	10,000,000	9,299,995
Other Securities				10,000,000	9,592,715
					23,027,062
FINANCIALS (15.6%)
Brandywine Realty Trust	BBB-	4.50	11/01/09	2,000,000	1,993,650
Capital One Bank	BBB+	5.75	09/15/10	2,000,000	2,038,628
Corporate Pptys. Investors†	A-	7.88	03/15/16	5,000,000	5,010,055
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	2,500,000	2,262,500
First Horizon National Corp.	BB+	4.50	05/15/13	5,000,000	3,986,245
Ford Motor Credit Co. LLC	CCC+	7.38	10/28/09	3,000,000	2,974,284
Fosters Finance Corp.†	BBB	6.88	06/15/11	2,000,000	2,057,084
GMAC LLC	CCC	0.00	12/01/12	10,000,000	5,950,000
HCP, Inc.	BBB	4.88 - 5.65	09/15/10 - 12/15/13	4,000,000	3,782,380
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	2,000,000	2,101,258
Other Securities				33,822,804	31,305,325
					63,461,409

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2009 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
HEALTH CARE (5.3%)
Anthem/WellPoint, Inc.	A-	4.25%	12/15/09	$2,000,000	$2,023,762
Cardinal Health, Inc.	BBB+	6.75	02/15/11	2,000,000	2,105,416
Fisher Scientific Int'l., Inc.	BBB+	6.13	07/01/15	2,000,000	2,007,500
Lilly (Eli) & Co.	AA	4.20	03/06/14	2,000,000	2,059,122
UnitedHealth Group, Inc.	A-	5.50	11/15/12	2,000,000	2,069,676
Other Securities				11,500,000	11,185,082
					21,450,558
INDUSTRIALS (3.4%)
CSX Corp.	BBB-	6.25	04/01/15	2,000,000	2,067,696
Goodrich Corp.	BBB+	7.63	12/15/12	2,000,000	2,208,258
Precision Castparts Corp.	BBB+	5.60	12/15/13	2,000,000	2,003,032
Steelcase, Inc.	BBB	6.50	08/15/11	2,000,000	2,002,258
Other Securities				6,000,000	5,612,764
					13,894,008
INFORMATION TECHNOLOGY (1.6%)
Cisco Systems, Inc.	A+	5.25	02/22/11	2,000,000	2,108,878
Other Securities				4,500,000	4,273,814
					6,382,692
MATERIALS (2.0%)
PolyOne Corp.	B-	7.50	12/15/15	3,750,000	2,006,250
Other Securities				6,000,000	5,955,443
					7,961,693
TELECOMMUNICATION SERVICES (1.5%)
Alltel Corp.	A	7.00	03/15/16	2,000,000	2,157,612
Verizon Florida LLC	A	6.13	01/15/13	2,000,000	2,068,078
Other Securities				2,000,000	1,980,000
					6,205,690
UTILITIES (3.7%)
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	2,000,000	2,067,382
Metropolitan Edison	BBB	7.70	01/15/19	2,000,000	2,187,578
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	2,000,000	2,002,080
PPL Energy Supply LLC	BBB	5.40	08/15/14	2,000,000	2,025,854
Progress Energy Enterprise	A-	5.25	12/15/15	2,000,000	2,097,718
Virginia Electric & Power Co.	A-	4.50	12/15/10	2,000,000	2,048,510
Other Securities				2,825,000	2,755,709
					15,184,831
SOVEREIGN DEBT (1.1%)
Sri Lanka AID	NR	6.59	09/15/28	4,000,000	4,491,960
TOTAL LONG-TERM DEBT SECURITIES (Cost: $386,389,814) 93.9%					381,817,941

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2009 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.7%)
FHLB	AAA	0.10%	07/17/09	$7,000,000	$6,999,689
COMMERCIAL PAPER (3.8%)
Campbell Soup Co.†	A-1	0.10	07/01/09	5,400,000	5,400,000
Toyota Motor Credit Corp.	A-1+	0.13 - 0.20	07/06/09 - 07/07/09	9,500,000	9,499,760
					14,899,760
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $21,899,449) 5.5%					21,899,449
TEMPORARY CASH INVESTMENTS (2) (Cost: $76,000) 0.0% (3)					76,000
TOTAL INVESTMENTS (Cost: $408,365,263) 99.4%					403,793,390
OTHER NET ASSETS 0.6%					2,291,691
NET ASSETS 100.0%					$406,085,081

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

Abbreviations:  FFCB = Federal Farm Credit Bank
FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
NR = Not Rated

*  Non-income producing security.

**  Ratings as per Standard & Poors Corporation.

***  This security is fair valued in accordance with procedures established by the Funds' Board of Directors.

†  Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the aggregate values of these securities and their percentages of the respective Funds' net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
EQUITY INDEX FUND	$4,698,879	0.8%
ALL AMERICA FUND	$3,439,900	1.6%
SMALL CAP VALUE FUND	$3,136,900	1.9%
MID CAP VALUE FUND	$700,000	2.2%
MID-CAP EQUITY INDEX FUND	$8,279,044	2.9%
COMPOSITE FUND	$2,604,271	1.7%
MONEY MARKET FUND	$55,350,137	40.4%
MID-TERM BOND FUND	$9,392,985	4.6%
BOND FUND	$13,433,419	3.3%

(1)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2009, were as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments
EQUITY INDEX FUND	912	E-mini S&P 500 Stock Index	P	September 2009	$41,746,800	$336,300	6.9%
ALL AMERICA FUND	145	E-mini S&P 500 Stock Index	P	September 2009	$6,637,375	$47,687	3.1%
MID-CAP EQUITY INDEX FUND	321	E-mini S&P MidCap 400 Stock Index	P	September 2009	$18,512,070	$181,500	6.6%

(a)  Includes the cumulative appreciation (depreciation) of futures contracts. The Statements of Assets and Liabilities only include the current day's variation margin payable or receivable. See Note 1 to the financial statements for further information on futures contracts.

(2)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2009 was 0.15%.

(3)  Percentage is less than 0.05%.

(4)  Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(This page has been left blank intentionally.)

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid-Cap Value Fund	Mid-Cap Equity Index Fund	International Fund
ASSETS:
Investments at market value
(Cost: Equity Index Fund — $696,724,365
All America Fund — $264,881,750
Small Cap Value Fund — $189,630,430
Small Cap Growth Fund — $164,350,742
Mid Cap Value Fund — $41,216,764
Mid-Cap Equity Index Fund — $348,196,182
International Fund $20,775,226
Composite Fund — $161,249,022
Retirement Income Fund — $5,213,869
Retirement 2010 Fund — $10,170,445
Retirement 2015 Fund — $31,163,311
Retirement 2020 Fund — $31,186,508
Retirement 2025 Fund — $25,428,795)
(Notes 1 and 3)	$603,634,131	$216,827,574	$162,063,555	$158,348,879	$32,185,042	$282,431,550	$18,521,804
Cash	91	11,225	61,141	66,034	33,188	55	1,083,240
Interest and dividends receivable	771,288	252,927	242,265	40,314	63,718	276,088	—
Receivable for securities sold	462,583	1,132,993	—	2,151,324	—	3,866,166	—
Receivable for daily variation margin on future contracts	—	—	—	—	—	—	—
TOTAL ASSETS	604,868,093	218,224,719	162,366,961	160,606,551	32,281,948	286,573,859	19,605,044
LIABILITIES:
Payable for securities purchased	935,725	834,649	286,142	3,354,329	—	1,837,518	617,470
Payable for daily variation margin on future contracts	259,920	12,590	—	—	—	64,200	—
Other Liabilities	—	—	—	—	—	—	—
TOTAL LIABILITIES	1,195,645	847,239	286,142	3,354,329	—	1,901,718	617,470
NET ASSETS	$603,672,448	$217,377,480	$162,080,819	$157,252,222	$32,281,948	$284,672,141	$18,987,574
NUMBER OF SHARES OUTSTANDING (Note 4)	395,870,047	182,852,095	209,428,449	212,775,066	40,155,373	284,566,163	32,919,786
NET ASSET VALUES, offering and redemption price per share	$1.52	$1.19	$0.77	$0.74	$0.80	$1.00	$0.58
COMPONENTS OF NET ASSETS:
Paid-in capital	$711,944,570	$291,492,835	$231,222,112	$208,476,370	$43,620,400	$352,611,151	$21,937,141
Accumulated undistributed net investment income (loss)	7,932,734	6,235,390	990,726	(192,743)	248,417	2,385,220	88,095
Accumulated undistributed net realized gain(loss) on investments and futures contracts	(23,450,921)	(32,344,257)	(42,565,144)	(45,029,542)	(2,555,147)	(4,741,097)	(784,240)
Net unrealized appreciation (depreciation) of investments	(92,753,935)	(48,006,488)	(27,566,875)	(6,001,863)	(9,031,722)	(65,583,133)	(2,253,422)
NET ASSETS	$603,672,448	$217,377,480	$162,080,819	$157,252,222	$32,281,948	$284,672,141	$18,987,574

The accompanying notes are an integral part of these financial statements.

	Composite Fund	Retirement Income Fund	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund
ASSETS:
Investments at market value
(Cost: Equity Index Fund — $696,724,365
All America Fund — $264,881,750
Small Cap Value Fund — $189,630,430
Small Cap Growth Fund — $164,350,742
Mid Cap Value Fund — $41,216,764
Mid-Cap Equity Index Fund — $348,196,182
International Fund $20,775,226
Composite Fund — $161,249,022
Retirement Income Fund — $5,213,869
Retirement 2010 Fund — $10,170,445
Retirement 2015 Fund — $31,163,311
Retirement 2020 Fund — $31,186,508
Retirement 2025 Fund — $25,428,795)
(Notes 1 and 3)	$147,638,282	$5,388,954	$10,023,957	$30,040,278	$29,086,938	$23,733,043
Cash	89	—	—	—	—	—
Interest and dividends receivable	539,984	—	—	—	—	—
Receivable for securities sold	738,103	—	—	—	—	—
Receivable for daily variation margin on future contracts	—	—	—	—	—	—
TOTAL ASSETS	148,916,458	5,388,954	10,023,957	30,040,278	29,086,938	23,733,043
LIABILITIES:
Payable for securities purchased	—	—	—	—	—	—
Payable for daily variation margin on future contracts	—	—	—	—	—	—
Other Liabilities	—	—	—	—	—	—
TOTAL LIABILITIES	—	—	—	—	—	—
NET ASSETS	$148,916,458	$5,388,954	$10,023,957	$30,040,278	$29,086,938	$23,733,043
NUMBER OF SHARES OUTSTANDING (Note 4)	118,588,260	6,057,815	12,636,663	40,128,396	41,330,234	35,179,138
NET ASSET VALUES, offering and redemption price per share	$1.26	$0.89	$0.79	$0.75	$0.70	$0.67
COMPONENTS OF NET ASSETS:
Paid-in capital	$204,812,036	$5,503,580	$10,993,539	$32,859,171	$32,591,361	$25,968,600
Accumulated undistributed net investment income (loss)	6,577,123	2,443	750	(5,773)	(5,771)	(4,485)
Accumulated undistributed net realized gain(loss) on investments and futures contracts	(48,861,961)	(292,153)	(823,844)	(1,690,087)	(1,399,082)	(535,320)
Net unrealized appreciation (depreciation) of investments	(13,610,740)	175,084	(146,488)	(1,123,033)	(2,099,570)	(1,695,752)
NET ASSETS	$148,916,458	$5,388,954	$10,023,957	$30,040,278	$29,086,938	$23,733,043

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2009 (Unaudited)

	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund
ASSETS:
Investments at market value
(Cost: Retirement 2030 Fund — $20,599,968
Retirement 2035 Fund — $16,102,747
Retirement 2040 Fund — $12,484,847
Retirement 2045 Fund — $14,152,542
Conservative Allocation Fund — $28,224,081
Moderate Allocation Fund — $114,923,287
Aggressive Allocation Fund — $116,277,830
Money Market Fund — $137,076,615
Mid-Term Bond Fund — $203,137,277
Bond Fund — $408,365,263)
Notes 1 and 3)	$19,227,171	$14,852,128	$11,736,288	$13,489,726	$27,228,125
Cash	—	—	—	—	—
Interest and dividends receivable	—	—	—	—	—
Receivable for securities sold	—	—	—	—	—
Receivable for daily variation margin on future contracts	—	—	—	—	—
TOTAL ASSETS	19,227,171	14,852,128	11,736,288	13,489,726	27,228,125
LIABILITIES:
Payable for securities purchased	—	—	—	—	—
Payable for daily variation margin on future contracts	—	—	—	—	—
Other Liabilities	—	—	—	—	—
TOTAL LIABILITIES	—	—	—	—	—
NET ASSETS	$19,227,171	$14,852,128	$11,736,288	$13,489,726	$27,228,125
NUMBER OF SHARES OUTSTANDING (Note 4)	29,164,998	23,383,066	18,742,884	21,687,140	28,867,450
NET ASSET VALUES, offering and redemption price per share	$0.66	$0.64	$0.63	$0.62	$0.94
COMPONENTS OF NET ASSETS:
Paid-in capital	$21,206,644	$16,431,224	$12,720,688	$14,367,008	$29,231,206
Accumulated undistributed net investment income (loss)	(3,545)	(2,763)	(2,080)	(2,331)	1,633
Accumulated undistributed net realized gain(loss) on investments and futures contracts	(603,131)	(325,714)	(233,761)	(212,135)	(1,008,757)
Net unrealized appreciation (depreciation) of investments	(1,372,797)	(1,250,619)	(748,559)	(662,816)	(995,957)
NET ASSETS	$19,227,171	$14,852,128	$11,736,288	$13,489,726	$27,228,125

The accompanying notes are an integral part of these financial statements.

	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
ASSETS:
Investments at market value
(Cost: Retirement 2030 Fund — $20,599,968
Retirement 2035 Fund — $16,102,747
Retirement 2040 Fund — $12,484,847
Retirement 2045 Fund — $14,152,542
Conservative Allocation Fund — $28,224,081
Moderate Allocation Fund — $114,923,287
Aggressive Allocation Fund — $116,277,830
Money Market Fund — $137,076,615
Mid-Term Bond Fund — $203,137,277
Bond Fund — $408,365,263)
Notes 1 and 3)	$100,720,207	$91,337,768	$137,082,896	$203,247,507	$403,793,390
Cash	—	—	3,132	5,208	67
Interest and dividends receivable	—	—	—	2,176,377	3,682,765
Receivable for securities sold	—	—	—	128	296,384
Receivable for daily variation margin on future contracts	—	—	—	—	—
TOTAL ASSETS	100,720,207	91,337,768	137,086,028	205,429,220	407,772,606
LIABILITIES:
Payable for securities purchased	—	—	—	—	1,687,525
Payable for daily variation margin on future contracts	—	—	—	—	—
Other Liabilities	—	—	—	—	—
TOTAL LIABILITIES	—	—	—	—	1,687,525
NET ASSETS	$100,720,207	$91,337,768	$137,086,028	$205,429,220	$406,085,081
NUMBER OF SHARES OUTSTANDING (Note 4)	108,002,838	100,367,645	113,472,467	206,059,811	317,626,101
NET ASSET VALUES, offering and redemption price per share	$0.93	$0.91	$1.21	$1.00	$1.28
COMPONENTS OF NET ASSETS:
Paid-in capital	$118,490,897	$119,141,337	$136,964,429	$198,764,250	$428,541,488
Accumulated undistributed net investment income (loss)	7,603	—	100,352	4,417,082	9,718,827
Accumulated undistributed net realized gain(loss) on investments and futures contracts	(3,575,213)	(2,863,507)	14,966	2,137,658	(27,603,361)
Net unrealized appreciation (depreciation) of investments	(14,203,080)	(24,940,062)	6,281	110,230	(4,571,873)
NET ASSETS	$100,720,207	$91,337,768	$137,086,028	$205,429,220	$406,085,081

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid-Cap Value Fund	Mid-Cap Equity Index Fund	International Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$6,672,942	$2,286,760	$1,670,301	$451,345	$352,323	$2,149,658	$99,096
Interest	29,541	7,952	8,314	6,380	1,518	17,158	—
Total income	6,702,483	2,294,712	1,678,615	457,725	353,841	2,166,816	99,096
EXPENSES:
Investment advisory fees (Note 2)	199,598	403,608	551,614	519,163	78,204	92,362	5,430
Accounting and recordkeeping expenses	164,403	58,910	41,895	39,097	7,993	71,358	2,626
Shareholders reports	30,327	10,867	7,728	7,212	1,475	13,163	485
Custodian expenses	15,304	30,065	7,607	10,771	3,248	12,512	1,479
Independent directors' fees and expenses	8,643	8,166	7,968	7,898	943	8,104	310
Audit	43,599	15,623	11,110	10,368	2,120	18,924	697
Legal and Compliance	67,677	24,251	17,247	16,094	3,291	29,375	1,081
Administrative	126,887	45,467	32,335	30,175	6,169	55,075	2,027
Licenses	20,938	7,503	5,336	4,979	1,018	9,088	335
Other	19,807	7,097	5,048	4,710	963	8,597	316
Total expenses	697,183	611,557	687,888	650,467	105,424	318,558	14,786
Net Investment Income (Loss)	6,005,300	1,683,155	990,727	(192,742)	248,417	1,848,258	84,310
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain(loss) on:
Investment securities	(3,771,639)	(12,462,719)	(12,943,221)	(13,471,360)	(1,470,767)	(3,169,611)	(784,240)
Futures contracts	1,853,703	129,525	—	—	—	1,905,717	—
	(1,917,936)	(12,333,194)	(12,943,221)	(13,471,360)	(1,470,767)	(1,263,894)	(784,240)
Change in net unrealized appreciation (depreciation) of:
Investment securities	16,934,701	16,111,397	17,505,959	22,151,701	1,768,357	21,453,381	2,138,947
Futures contracts	345,513	68,887	—	—	—	(313,625)	—
	17,280,214	16,180,284	17,505,959	22,151,701	1,768,357	21,139,756	2,138,947
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	15,362,278	3,847,090	4,562,738	8,680,341	297,590	19,875,862	1,354,707
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,367,578	$5,530,245	$5,553,465	$8,487,599	$546,007	$21,724,120	$1,439,017

(a)  The Retirement Funds incur no operating expenses other than those included in each of the underlying funds in which they invest. The Allocation Funds incur no advisory or operating expenses other than those included in each of the underlying funds in which they invest.

The accompanying notes are an integral part of these financial statements.

	Composite Fund	Retirement Income Fund	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$1,011,591	$—	$—	$—	$—	$—
Interest	1,494,120	—	—	—	—	—
Total income	2,505,711	—	—	—	—	—
EXPENSES:
Investment advisory fees (Note 2)	281,818	1,114 (a)	2,174 (a)	5,773 (a)	5,771 (a)	4,485 (a)
Accounting and recordkeeping expenses	39,647	—	—	—	—	—
Shareholders reports	7,314	—	—	—	—	—
Custodian expenses	15,137	—	—	—	—	—
Independent directors' fees and expenses	7,886	—	—	—	—	—
Audit	10,514	—	—	—	—	—
Legal and Compliance	16,321	—	—	—	—	—
Administrative	30,600	—	—	—	—	—
Licenses	5,049	—	—	—	—	—
Other	4,777	—	—	—	—	—
Total expenses	419,063	1,114	2,174	5,773	5,771	4,485
Net Investment Income (Loss)	2,086,648	(1,114)	(2,174)	(5,773)	(5,771)	(4,485)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain(loss) on:
Investment securities	(8,919,876)	(212,123)	(622,206)	(1,332,129)	(1,114,869)	(462,171)
Futures contracts	—	—	—	—	—	—
	(8,919,876)	(212,123)	(622,206)	(1,332,129)	(1,114,869)	(462,171)
Change in net unrealized appreciation (depreciation) of:
Investment securities	12,511,044	540,075	1,228,117	3,013,437	2,884,647	1,938,861
Futures contracts	—	—	—	—	—	—
	12,511,044	540,075	1,228,117	3,013,437	2,884,647	1,938,861
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	3,591,168	327,952	605,911	1,681,308	1,769,778	1,476,690
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,677,816	$326,838	$603,737	$1,675,535	$1,764,007	$1,472,205

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended June 30, 2009 (Unaudited)

	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$—	$—	$—	$—	$—
Interest	—	—	—	—	—
Total income	—	—	—	—	—
EXPENSES:
Investment advisory fees (Note 2)	3,545 (a)	2,763 (a)	2,080 (a)	2,331 (a)	— (a)
Accounting and recordkeeping expenses	—	—	—	—	—
Shareholders reports	—	—	—	—	—
Custodian expenses	—	—	—	—	—
Independent directors' fees and expenses	—	—	—	—	—
Audit	—	—	—	—	—
Legal and Compliance	—	—	—	—	—
Administrative	—	—	—	—	—
Licenses	—	—	—	—	—
Other	—	—	—	—	—
Total expenses	3,545	2,763	2,080	2,331	—
Net Investment Income (Loss)	(3,545)	(2,763)	(2,080)	(2,331)	—
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain(loss) on:
Investment securities	(424,113)	(270,338)	(172,197)	(179,026)	(634,832)
Futures contracts	—	—	—	—	—
	(424,113)	(270,338)	(172,197)	(179,026)	(634,832)
Change in net unrealized appreciation (depreciation) of:
Investment securities	1,677,126	1,234,118	1,006,886	1,120,623	2,233,725
Futures contracts	—	—	—	—	—
	1,677,126	1,234,118	1,006,886	1,120,623	2,233,725
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	1,253,013	963,780	834,689	941,597	1,598,893
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,249,468	$961,017	$832,609	$939,266	$1,598,893

(a)  The Retirement Funds incur no operating expenses other than those included in each of the underlying funds in which they invest. The Allocation Funds incur no advisory or operating expenses other than those included in each of the underlying funds in which they invest.

The accompanying notes are an integral part of these financial statements.

	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$—	$—	$—	$—	$—
Interest	—	—	323,000	4,871,111	10,612,096
Total income	—	—	323,000	4,871,111	10,612,096
EXPENSES:
Investment advisory fees (Note 2)	— (a)	— (a)	129,655	383,231	750,039
Accounting and recordkeeping expenses	—	—	56,098	53,328	112,974
Shareholders reports	—	—	10,348	9,837	20,840
Custodian expenses	—	—	7,794	7,343	12,355
Independent directors' fees and expenses	—	—	9,549	7,826	8,467
Audit	—	—	14,877	14,142	29,960
Legal and Compliance	—	—	23,093	21,953	46,507
Administrative	—	—	43,297	41,159	87,194
Licenses	—	—	7,145	6,792	14,388
Other	—	—	6,759	6,425	13,611
Total expenses	—	—	308,615	552,036	1,096,335
Net Investment Income (Loss)	—	—	14,385	4,319,075	9,515,761
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain(loss) on:
Investment securities	(2,439,318)	(1,805,522)	(2,517)	2,861,539	(3,746,476)
Futures contracts	—	—	—	—	—
	(2,439,318)	(1,805,522)	(2,517)	2,861,539	(3,746,476)
Change in net unrealized appreciation (depreciation) of:
Investment securities	8,337,202	6,797,739	(43,207)	4,620,859	25,488,167
Futures contracts	—	—	—	—	—
	8,337,202	6,797,739	(43,207)	4,620,859	25,488,167
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	5,897,884	4,992,217	(45,724)	7,482,398	21,741,691
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,897,884	$4,992,217	$(31,339)	$11,801,473	$31,257,452

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS

	Equity Index Fund		All America Fund		Small Cap Value Fund
	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$6,005,300	$14,160,926	$1,683,155	$5,019,853	$990,727	$2,269,994
Net realized gain (loss) on investments and futures contracts	(1,917,936)	(19,159,430)	(12,333,194)	(16,522,871)	(12,943,221)	(27,358,299)
Change in net unrealized appreciation (depreciation) of investments and futures contracts	17,280,214	(296,642,643)	16,180,284	(116,464,025)	17,505,959	(33,775,604)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,367,578	(301,641,147)	5,530,245	(127,967,043)	5,553,465	(58,863,909)
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(12,175,938)	—	(4,037,987)	—	(2,230,467)
From capital gains	—	(2,030,456)	—	(7,817,028)	—	(69,793)
Return of capital	—	—	—	—	—	(1,636,549)
Total distributions	—	(14,206,394)	—	(11,855,015)	—	(3,936,809)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	56,555,416	103,893,527	2,597,986	3,668,944	6,774,541	16,844,741
Dividends reinvested	—	14,206,394	—	11,855,015	—	3,936,809
Cost of shares redeemed	(19,435,379)	(73,484,080)	(12,256,488)	(43,202,561)	(5,578,733)	(17,238,254)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	37,120,037	44,615,841	(9,658,502)	(27,678,602)	1,195,808	3,543,296
INCREASE (DECREASE) IN NET ASSETS	58,487,615	(271,231,700)	(4,128,257)	(167,500,660)	6,749,273	(59,257,422)
NET ASSETS, BEGINNING OF PERIOD	545,184,833	816,416,533	221,505,737	389,006,397	155,331,546	214,588,968
NET ASSETS, END OF PERIOD	$603,672,448	$545,184,833	$217,377,480	$221,505,737	$162,080,819	$155,331,546
OTHER INFORMATION:
Shares outstanding at the beginning of period	368,420,865	338,454,776	191,846,309	209,312,795	207,820,402	202,162,033
Shares sold	41,429,735	56,056,834	2,372,523	2,581,953	9,517,554	18,759,096
Shares issued as reinvestment of dividends	—	9,158,871	—	7,367,377	—	5,243,599
Shares redeemed	(13,980,553)	(35,249,616)	(11,366,737)	(27,415,816)	(7,909,507)	(18,344,326)
Net increase (decrease)	27,449,182	29,966,089	(8,994,214)	(17,466,486)	1,608,047	5,658,369
Shares outstanding at the end of period	395,870,047	368,420,865	182,852,095	191,846,309	209,428,449	207,820,402

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund		Mid Cap Value Fund		Mid-Cap Equity Index Fund
	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(192,742)	$(286,873)	$248,417	$588,795	$1,848,258	$4,716,284
Net realized gain (loss) on investments and futures contracts	(13,471,360)	(31,351,111)	(1,470,767)	(871,934)	(1,263,894)	1,479,034
Change in net unrealized appreciation (depreciation) of investments and futures contracts	22,151,701	(43,716,710)	1,768,357	(13,567,763)	21,139,756	(140,954,321)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,487,599	(75,354,694)	546,007	(13,850,902)	21,724,120	(134,759,003)
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	—	—	(669,153)	—	(4,337,494)
From capital gains	—	(3,537,395)	—	—	—	(7,042,607)
Return of capital	—	—	—	—	—	—
Total distributions	—	(3,537,395)	—	(669,153)	—	(11,380,101)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	6,849,603	16,581,623	3,528,301	7,111,123	26,362,831	50,166,161
Dividends reinvested	—	3,537,395	—	669,153	—	11,380,101
Cost of shares redeemed	(5,015,734)	(16,905,660)	(1,706,350)	(3,093,605)	(10,939,446)	(47,034,786)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	1,833,869	3,213,358	1,821,951	4,686,671	15,423,385	14,511,476
INCREASE (DECREASE) IN NET ASSETS	10,321,468	(75,678,731)	2,367,958	(9,833,384)	37,147,505	(131,627,628)
NET ASSETS, BEGINNING OF PERIOD	146,930,754	222,609,485	29,913,990	39,747,374	247,524,636	379,152,264
NET ASSETS, END OF PERIOD	$157,252,222	$146,930,754	$32,281,948	$29,913,990	$284,672,141	$247,524,636
OTHER INFORMATION:
Shares outstanding at the beginning of period	209,988,389	205,238,978	37,860,539	33,151,708	267,560,565	250,758,420
Shares sold	10,526,202	19,410,862	4,619,603	6,789,917	29,506,938	42,267,347
Shares issued as reinvestment of dividends	—	3,503,452	—	817,664	—	10,327,510
Shares redeemed	(7,739,525)	(18,164,903)	(2,324,769)	(2,898,750)	(12,501,340)	(35,792,712)
Net increase (decrease)	2,786,677	4,749,411	2,294,834	4,708,831	17,005,598	16,802,145
Shares outstanding at the end of period	212,775,066	209,988,389	40,155,373	37,860,539	284,566,163	267,560,565

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Fund		Composite Fund		Retirement Income Fund
	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$84,310	$377,816	$2,086,648	$5,648,944	$(1,114)	$131,680
Net realized gain (loss) on investments and futures contracts	(784,240)	—	(8,919,876)	(9,235,458)	(212,123)	(79,114)
Change in net unrealized appreciation (depreciation) of investments and futures contracts	2,138,947	(4,299,885)	12,511,044	(42,402,859)	540,075	(327,497)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,439,017	(3,922,069)	5,677,816	(45,989,373)	326,838	(274,931)
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(377,242)	—	(5,645,651)	—	(126,674)
From capital gains	—	(673)	—	—	—	(2,493)
Return of capital	—	—	—	—	—	—
Total distributions	—	(377,915)	—	(5,645,651)	—	(129,167)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	6,875,776	14,345,218	1,076,376	3,435,664	2,463,876	4,981,492
Dividends reinvested	—	377,915	—	5,645,651	—	129,167
Cost of shares redeemed	(1,614,461)	(762,994)	(7,963,518)	(26,896,747)	(918,693)	(2,177,373)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	5,261,315	13,960,139	(6,887,142)	(17,815,432)	1,545,183	2,933,286
INCREASE (DECREASE) IN NET ASSETS	6,700,332	9,660,155	(1,209,326)	(69,450,456)	1,872,021	2,529,188
NET ASSETS, BEGINNING OF PERIOD	12,287,242	2,627,087	150,125,784	219,576,240	3,516,933	987,745
NET ASSETS, END OF PERIOD	$18,987,574	$12,287,242	$148,916,458	$150,125,784	$5,388,954	$3,516,933
OTHER INFORMATION:
Shares outstanding at the beginning of period	22,203,777	2,757,713	124,623,815	136,856,122	4,214,590	1,030,628
Shares sold	13,701,317	19,777,925	856,554	2,360,210	2,934,842	5,359,642
Shares issued as reinvestment of dividends	—	680,873	—	3,999,661	—	154,883
Shares redeemed	(2,985,308)	(1,012,734)	(6,892,109)	(18,592,178)	(1,091,617)	(2,330,563)
Net increase (decrease)	10,716,009	19,446,064	(6,035,555)	(12,232,307)	1,843,225	3,183,962
Shares outstanding at the end of period	32,919,786	22,203,777	118,588,260	124,623,815	6,057,815	4,214,590

The accompanying notes are an integral part of these financial statements.

	2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund
	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(2,174)	$280,077	$(5,773)	$639,469	$(5,771)	$645,804
Net realized gain (loss) on investments and futures contracts	(622,206)	(167,537)	(1,332,129)	(289,133)	(1,114,869)	(195,931)
Change in net unrealized appreciation (depreciation) of investments and futures contracts	1,228,117	(1,293,761)	3,013,437	(3,881,944)	2,884,647	(4,757,207)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	603,737	(1,181,221)	1,675,535	(3,531,608)	1,764,007	(4,307,334)
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(278,681)	—	(636,760)	—	(644,535)
From capital gains	—	(31,150)	—	(84,668)	—	(94,520)
Return of capital	—	—	—	—	—	—
Total distributions	—	(309,831)	—	(721,428)	—	(739,055)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	2,847,043	9,429,837	9,802,497	21,092,281	8,029,638	21,530,663
Dividends reinvested	—	309,831	—	721,428	—	739,055
Cost of shares redeemed	(1,701,528)	(1,731,020)	(1,454,846)	(3,040,667)	(1,392,451)	(1,540,201)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	1,145,515	8,008,648	8,347,651	18,773,042	6,637,187	20,729,517
INCREASE (DECREASE) IN NET ASSETS	1,749,252	6,517,596	10,023,186	14,520,006	8,401,194	15,683,128
NET ASSETS, BEGINNING OF PERIOD	8,274,705	1,757,109	20,017,092	5,497,086	20,685,744	5,002,616
NET ASSETS, END OF PERIOD	$10,023,957	$8,274,705	$30,040,278	$20,017,092	$29,086,938	$20,685,744
OTHER INFORMATION:
Shares outstanding at the beginning of period	11,114,476	1,875,582	28,429,170	5,945,342	31,210,997	5,473,155
Shares sold	3,812,905	10,829,314	13,874,868	25,213,864	12,354,754	26,603,617
Shares issued as reinvestment of dividends	—	416,023	—	1,024,603	—	1,115,097
Shares redeemed	(2,290,718)	(2,006,443)	(2,175,642)	(3,754,639)	(2,235,517)	(1,980,872)
Net increase (decrease)	1,522,187	9,238,894	11,699,226	22,483,828	10,119,237	25,737,842
Shares outstanding at the end of period	12,636,663	11,114,476	40,128,396	28,429,170	41,330,234	31,210,997

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	2025 Retirement Fund		2030 Retirement Fund		2035 Retirement Fund
	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(4,485)	$421,868	$(3,545)	$316,557	$(2,763)	$214,592
Net realized gain (loss) on investments and futures contracts	(462,171)	(6,721)	(424,113)	(115,775)	(270,338)	(1,667)
Change in net unrealized appreciation (depreciation) of investments and futures contracts	1,938,861	(3,546,109)	1,677,126	(2,935,035)	1,234,118	(2,396,416)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,472,205	(3,130,962)	1,249,468	(2,734,253)	961,017	(2,183,491)
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(420,538)	—	(315,142)	—	(213,304)
From capital gains	—	(75,997)	—	(75,256)	—	(64,334)
Return of capital	—	—	—	—	—	—
Total distributions	—	(496,535)	—	(390,398)	—	(277,638)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	7,758,611	16,656,127	6,942,275	12,831,503	5,435,623	9,712,118
Dividends reinvested	—	496,535	—	390,398	—	277,638
Cost of shares redeemed	(320,167)	(658,574)	(625,995)	(683,209)	(325,452)	(382,784)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	7,438,444	16,494,088	6,316,280	12,538,692	5,110,171	9,606,972
INCREASE (DECREASE) IN NET ASSETS	8,910,649	12,866,591	7,565,748	9,414,041	6,071,188	7,145,843
NET ASSETS, BEGINNING OF PERIOD	14,822,394	1,955,803	11,661,423	2,247,382	8,780,940	1,635,097
NET ASSETS, END OF PERIOD	$23,733,043	$14,822,394	$19,227,171	$11,661,423	$14,852,128	$8,780,940
OTHER INFORMATION:
Shares outstanding at the beginning of period	23,272,827	2,127,707	18,754,328	2,447,208	14,569,870	1,772,798
Shares sold	12,449,641	21,217,245	11,502,079	16,625,894	9,366,985	12,838,265
Shares issued as reinvestment of dividends	—	779,614	—	627,738	—	460,672
Shares redeemed	(543,330)	(851,739)	(1,091,409)	(946,512)	(553,789)	(501,865)
Net increase (decrease)	11,906,311	21,145,120	10,410,670	16,307,120	8,813,196	12,797,072
Shares outstanding at the end of period	35,179,138	23,272,827	29,164,998	18,754,328	23,383,066	14,569,870

The accompanying notes are an integral part of these financial statements.

	2040 Retirement Fund		2045 Retirement Fund		Conservative Allocation Fund
	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(2,080)	$147,788	$(2,331)	$160,770	$—	$934,058
Net realized gain (loss) on investments and futures contracts	(172,197)	(19,697)	(179,026)	7,615	(634,832)	(163,304)
Change in net unrealized appreciation (depreciation) of investments and futures contracts	1,006,886	(1,701,107)	1,120,623	(1,744,199)	2,233,725	(3,354,977)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	832,609	(1,573,016)	939,266	(1,575,814)	1,598,893	(2,584,223)
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(146,626)	—	(159,918)	—	(925,302)
From capital gains	—	(49,245)	—	(47,012)	—	(132,904)
Return of capital	—	—	—	—	—	—
Total distributions	—	(195,871)	—	(206,930)	—	(1,058,206)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	4,854,153	7,117,308	5,844,603	7,953,125	3,720,716	11,303,717
Dividends reinvested	—	195,871	—	206,930	—	1,058,206
Cost of shares redeemed	(151,176)	(307,469)	(152,337)	(215,752)	(1,696,152)	(4,857,352)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	4,702,977	7,005,710	5,692,266	7,944,303	2,024,564	7,504,571
INCREASE (DECREASE) IN NET ASSETS	5,535,586	5,236,823	6,631,532	6,161,559	3,623,457	3,862,142
NET ASSETS, BEGINNING OF PERIOD	6,200,702	963,879	6,858,194	696,635	23,604,668	19,742,526
NET ASSETS, END OF PERIOD	$11,736,288	$6,200,702	$13,489,726	$6,858,194	$27,228,125	$23,604,668
OTHER INFORMATION:
Shares outstanding at the beginning of period	10,465,972	1,059,583	11,628,887	768,742	26,598,668	19,088,294
Shares sold	8,537,420	9,504,025	10,327,401	10,785,786	4,178,192	11,325,847
Shares issued as reinvestment of dividends	—	330,604	—	350,863	—	1,185,898
Shares redeemed	(260,508)	(428,240)	(269,148)	(276,504)	(1,909,410)	(5,001,371)
Net increase (decrease)	8,276,912	9,406,389	10,058,253	10,860,145	2,268,782	7,510,374
Shares outstanding at the end of period	18,742,884	10,465,972	21,687,140	11,628,887	28,867,450	26,598,668

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund
	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$—	$3,057,130	$—	$2,258,800	$14,385	$5,516,861
Net realized gain (loss) on investments and futures contracts	(2,439,318)	(307,518)	(1,805,522)	(669,111)	(2,517)	43,765
Change in net unrealized appreciation (depreciation) of investments and futures contracts	8,337,202	(23,765,946)	6,797,739	(32,032,538)	(43,207)	51,692
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,897,884	(21,016,334)	4,992,217	(30,442,849)	(31,339)	5,612,318
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(3,001,341)	—	(2,202,966)	—	(5,622,687)
From capital gains	—	(644,353)	—	(663,237)	—	(19,529)
Return of capital	—	—	—	—	—	—
Total distributions	—	(3,645,694)	—	(2,866,203)	—	(5,642,216)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	8,936,733	19,525,292	7,497,379	17,996,573	16,392,780	71,534,535
Dividends reinvested	—	3,645,694	—	2,866,203	—	5,642,216
Cost of shares redeemed	(3,619,672)	(10,825,647)	(2,399,950)	(7,155,575)	(80,265,095)	(187,976,890)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	5,317,061	12,345,339	5,097,429	13,707,201	(63,872,315)	(110,800,139)
INCREASE (DECREASE) IN NET ASSETS	11,214,945	(12,316,689)	10,089,646	(19,601,851)	(63,903,654)	(110,830,037)
NET ASSETS, BEGINNING OF PERIOD	89,505,262	101,821,951	81,248,122	100,849,973	200,989,682	311,819,719
NET ASSETS, END OF PERIOD	$100,720,207	$89,505,262	$91,337,768	$81,248,122	$137,086,028	$200,989,682
OTHER INFORMATION:
Shares outstanding at the beginning of period	102,039,836	89,251,267	94,418,460	81,179,525	166,343,903	256,731,045
Shares sold	10,219,440	18,870,607	8,883,128	16,464,294	13,548,803	58,191,033
Shares issued as reinvestment of dividends	—	4,151,057	—	3,330,816	—	4,666,374
Shares redeemed	(4,256,438)	(10,233,095)	(2,933,943)	(6,556,175)	(66,420,239)	(153,244,549)
Net increase (decrease)	5,963,002	12,788,569	5,949,185	13,238,935	(52,871,436)	(90,387,142)
Shares outstanding at the end of period	108,002,838	102,039,836	100,367,645	94,418,460	113,472,467	166,343,903

The accompanying notes are an integral part of these financial statements.

	Mid-Term Bond Fund		Bond Fund
	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$4,319,075	$7,436,545	$9,515,761	$19,800,339
Net realized gain (loss) on investments and futures contracts	2,861,539	928,917	(3,746,476)	1,850,739
Change in net unrealized appreciation (depreciation) of investments and futures contracts	4,620,859	(6,837,197)	25,488,167	(28,761,251)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,801,473	1,528,265	31,257,452	(7,110,173)
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(7,408,865)	—	(19,789,048)
From capital gains	—	—	—	—
Return of capital	—	—	—	—
Total distributions	—	(7,408,865)	—	(19,789,048)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	21,317,523	96,093,813	35,715,163	66,355,543
Dividends reinvested	—	7,408,865	—	19,789,048
Cost of shares redeemed	(11,109,050)	(36,395,131)	(32,988,943)	(71,068,439)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	10,208,473	67,107,547	2,726,220	15,076,152
INCREASE (DECREASE) IN NET ASSETS	22,009,946	61,226,947	33,983,672	(11,823,069)
NET ASSETS, BEGINNING OF PERIOD	183,419,274	122,192,327	372,101,409	383,924,478
NET ASSETS, END OF PERIOD	$205,429,220	$183,419,274	$406,085,081	$372,101,409
OTHER INFORMATION:
Shares outstanding at the beginning of period	195,477,588	127,264,253	315,997,008	303,322,179
Shares sold	22,136,658	97,850,958	29,112,509	52,211,307
Shares issued as reinvestment of dividends	—	7,892,414	—	16,791,497
Shares redeemed	(11,554,435)	(37,530,037)	(27,483,416)	(56,327,975)
Net increase (decrease)	10,582,223	68,213,335	1,629,093	12,674,829
Shares outstanding at the end of period	206,059,811	195,477,588	317,626,101	315,997,008

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2009 and each of the five years ended December 31, 2008 (or since the Fund's inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	Equity Index Fund
	Six Months Ended June 30, 2009		Years Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.48		$2.41	$2.38	$2.14	$2.12	$1.95
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.01		0.04	0.05	0.04	0.04	0.05
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.03		(0.93)	0.07	0.30	0.06	0.17
Total From Investment Operations	0.04		(0.89)	0.12	0.34	0.10	0.22
Less: Dividend Distributions: From Net Investment Income	—		(0.03)	(0.05)	(0.04)	(0.03)	(0.04)
From Capital Gains	—		(0.01)	(0.04)	(0.06)	(0.05)	(0.01)
From Return of Capital	—		—	—	—	—	—
Total Distributions	—		(0.04)	(0.09)	(0.10)	(0.08)	(0.05)
Net Asset Value, End of Period	$1.52		$1.48	$2.41	$2.38	$2.14	$2.12
Total Return (%)(b)	3.05	(c)	(37.08)	5.22	15.59	4.81	10.69
Net Assets, End of Period ($ millions)	604		545	816	811	726	722
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.25	(d)	2.07	1.82	1.85	1.76	1.91
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.26	(d)	0.25	0.20	0.17	0.24	0.22
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.26	(d)	0.25	0.20	0.14	0.13	0.13
Portfolio Turnover Rate (%)(a)	1.92	(c)	4.70	4.66	4.91	9.36	4.87

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

N/A = Not Applicable

The accompanying notes are an integral part of these financial statements.

	All America Fund							Small Cap Value Fund
	Six Months Ended June 30, 2009		Years Ended December 31,					Six Months Ended June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004	(Unaudited)		2008	2007	2006	2005(e)
Net Asset Value, Beginning of Period	$1.15		$1.86	$2.00	$1.94	$2.05	$2.12	$0.75		$1.06	$1.24	$1.07	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.01		0.03	0.03	0.02	0.01	0.02	—		0.01	0.01	0.01	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.03		(0.68)	0.06	0.28	0.06	0.15	0.02		(0.30)	(0.06)	0.18	0.07
Total From Investment Operations	0.04		(0.65)	0.09	0.30	0.07	0.17	0.02		(0.29)	(0.05)	0.19	0.08
Less: Dividend Distributions: From Net Investment Income	—		(0.02)	(0.03)	(0.03)	(0.01)	(0.02)	—		(0.01)	(0.01)	(0.01)	(0.01)
From Capital Gains	—		(0.04)	(0.20)	(0.21)	(0.17)	(0.22)	—		(0.00)	(0.12)	(0.01)	—
From Return of Capital	—		—	—	—	—	—	—		(0.01)	—	—	—
Total Distributions	—		(0.06)	(0.23)	(0.24)	(0.18)	(0.24)	—		(0.02)	(0.13)	(0.02)	(0.01)
Net Asset Value, End of Period	$1.19		$1.15	$1.86	$2.00	$1.94	$2.05	$0.77		$0.75	$1.06	$1.24	$1.07
Total Return (%)(b)	2.96	(c)	(35.49)	4.27	15.74	3.71	8.23	3.54	(c)	(27.76)	(3.99)	17.68	7.61	(c)
Net Assets, End of Period ($ millions)	217		222	389	423	407	458	162		155	215	246	34
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.66	(d)	1.64	1.30	1.36	1.17	1.16	1.34	(d)	1.23	0.96	1.42	1.19	(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.60	(d)	0.56	0.55	0.52	0.64	0.62	0.93	(d)	0.92	0.89	0.81	0.96	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.60	(d)	0.56	0.55	0.49	0.50	0.50	0.93	(d)	0.92	0.89	0.80	0.84	(d)
Portfolio Turnover Rate (%)(a)	13.97	(c)	31.03	29.24	33.84	48.00	53.03	22.54	(c)	59.64	55.77	62.55	32.67	(c)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Growth Fund							Mid Cap Value Fund
	Six Months Ended June 30, 2009		Year Ended December 31,					Six Months Ended June 30, 2009		Years Ended December 31,
	(Unaudited)		2008	2007	2006	2005(e)		(Unaudited)		2008		2007	2006	2005(e)
Net Asset Value, Beginning of Period	$0.70		$1.08	$1.19	$1.06	$1.00		$0.79		$1.20		$1.21	$1.06	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	—		—	—	—	—		0.01		0.02		0.02	0.01	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.04		(0.36)	0.05	0.16	0.06		0.00		(0.41)		(0.01)	0.16	0.06
Total From Investment Operations	0.04		(0.36)	0.05	0.16	0.06		0.01		(0.39)		0.01	0.17	0.07
Less: Dividend Distributions: From Net Investment Income	—		—	—	—	—		—		(0.02	)(h)	(0.02)	(0.01)	(0.01)
From Capital Gains	—		(0.02)	(0.16)	(0.03)	—		—		—		—	(0.01)	—
Total Distributions	—		(0.02)	(0.16)	(0.03)	—		—		(0.02)		(0.02)	(0.02)	(0.01)
Net Asset Value, End of Period	$0.74		$0.70	$1.08	$1.19	$1.06		$0.80		$0.79		$1.20	$1.21	$1.06
Total Return (%)(b)	5.62	(c)	(34.37)	4.68	15.14	5.49	(c)	1.75	(c)	(32.64)		0.88	15.93	6.91	(c)
Net Assets, End of Period ($ millions)	157		147	223	224	24		32		30		40	33	11
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.28	)(d)	(0.16)	(0.26)	(0.20)	0.00	(d)	1.74	(d)	1.62		1.54	1.69	1.76	(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.94	(d)	0.92	0.89	0.83	0.95	(d)	0.74	(d)	0.74		0.75	0.70	0.75	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.94	(d)	0.92	0.89	0.81	0.83	(d)	0.74	(d)	0.74		0.75	0.66	0.62	(d)
Portfolio Turnover Rate (%)(a)	53.84	(c)	93.16	94.06	85.67	64.38	(c)	10.91	(c)	33.80		27.24	30.41	14.39	(c)

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(h)  Includes less than $0.005 of tax-basis return of capital distributions.

N/A = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Mid-Cap Equity Index Fund							International Fund
	Six Months Ended June 30, 2009		Years Ended December 31,					Six Months Ended June 30, 2009		Year Ended December 31,	Period Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004	(Unaudited)		2008	2007(g)
Net Asset Value, Beginning of Period	$0.93		$1.51	$1.56	$1.53	$1.46	$1.30	$0.55		$0.95	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.01		0.02	0.03	0.02	0.02	0.01	—		0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.06		(0.56)	0.09	0.14	0.16	0.19	0.03		(0.40)	(0.05)
Total From Investment Operations	0.07		(0.54)	0.12	0.16	0.18	0.20	0.03		(0.38)	(0.03)
Less: Dividend Distributions: From Net Investment Income	—		(0.02)	(0.03)	(0.03)	(0.02)	(0.01)	—		(0.02)	(0.02)
From Capital Gains	—		(0.02)	(0.14)	(0.10)	(0.09)	(0.03)	—		(0.00)	—
Total Distributions	—		(0.04)	(0.17)	(0.13)	(0.11)	(0.04)	—		(0.02)	(0.02)
Net Asset Value, End of Period	$1.00		$0.93	$1.51	$1.56	$1.53	$1.46	$0.58		$0.55	$0.95
Total Return (%)(b)	8.13	(c)	(36.31)	7.74	10.10	12.50	16.28	4.23	(c)	(40.06)	(2.93	)(c)
Net Assets, End of Period ($ millions)	285		248	379	357	358	295	19		12	3
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.49	(d)	1.47	1.52	1.40	1.37	1.08	1.17	(d)	5.17	3.38	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.26	(d)	0.25	0.22	0.17	0.25	0.24	0.20	(d)	0.20	0.22	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.26	(d)	0.25	0.22	0.14	0.13	0.13	0.20	(d)	0.20	0.22	(d)
Portfolio Turnover Rate (%)(a)	7.08	(c)	22.66	20.53	16.02	18.65	15.73	7.07	(c)	0.00	—

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Composite Fund							Retirement Income Fund
	Six Months Ended June 30, 2009		Years Ended December 31,					Six Months Ended June 30, 2009		Year Ended December 31,	Period Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004	(Unaudited)		2008	2007(g)
Net Asset Value, Beginning of Period	$1.20		$1.60	$1.55	$1.43	$1.46	$1.40	$0.83		$0.96	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.02		0.04	0.05	0.05	0.04	0.04	—		0.03	0.04
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.04		(0.40)	0.05	0.11	(0.03)	0.06	0.06		(0.13)	(0.04)
Total From Investment Operations	0.06		(0.36)	0.10	0.16	0.01	0.10	0.06		(0.10)	—
Less: Dividend Distributions: From Net Investment Income	—		(0.04)	(0.05)	(0.04)	(0.04)	(0.04)	—		(0.03)	(0.03)
From Capital Gains	—		—	—	—	—	—	—		(0.00)	(0.01)
Total Distributions	—		(0.04)	(0.05)	(0.04)	(0.04)	(0.04)	—		(0.03)	(0.04)
Net Asset Value, End of Period	$1.26		$1.20	$1.60	$1.55	$1.43	$1.46	$0.89		$0.83	$0.96
Total Return (%)(b)	4.24	(c)	(22.51)	6.69	10.80	0.96	6.34	6.60	(c)	(9.61)	0.07	(c)
Net Assets, End of Period ($ millions)	149		150	220	229	232	257	5		4	1
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.96	(d)	3.01	2.72	2.70	2.48	2.46	(0.05	)(d)	5.42	6.12	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.59	(d)	0.57	0.55	0.52	0.63	0.61	0.05	(d)	0.05	0.05	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.59	(d)	0.57	0.55	0.48	0.50	0.50	0.05	(d)	0.05	0.05	(d)
Portfolio Turnover Rate (%)(a)	15.92	(c)	37.98	24.95	26.77	93.84	94.56	29.15	(c)	82.92	14.38	(c)

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(h)  Includes less than $0.005 of tax-basis return of capital distributions.

N/A = Not Applicable

The accompanying notes are an integral part of these financial statements.

	2010 Retirement Fund					2015 Retirement Fund						2020 Retirement Fund
	Six Months Ended June 30, 2009		Year Ended December 31,	Period Ended December 31,		Six Months Ended June 30, 2009		Year Ended December 31,		Period Ended December 31,		Six Months Ended June 30, 2009		Year Ended December 31,		Period Ended December 31,
	(Unaudited)		2008	2007(g)		(Unaudited)		2008		2007(g)		(Unaudited)		2008		2007(g)
Net Asset Value, Beginning of Period	$0.74		$0.94	$0.99		$0.70		$0.92		$0.98		$0.66		$0.91		$0.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	—		0.03	0.03		—		0.03		0.03		—		0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.05		(0.20)	(0.03)		0.05		(0.22)		(0.04)		0.04		(0.25)		(0.04)
Total From Investment Operations	0.05		(0.17)	—		0.05		(0.19)		(0.01)		0.04		(0.23)		(0.02)
Less: Dividend Distributions: From Net Investment Income	—		(0.03)	(0.03)		—		(0.03	)(h)	(0.03)		—		(0.02	)(h)	(0.02)
From Capital Gains	—		(0.00)	(0.02)		—		(0.00)		(0.02)		—		(0.00)		(0.02)
Total Distributions	—		(0.03)	(0.05)		—		(0.03)		(0.05)		—		(0.02)		(0.04)
Net Asset Value, End of Period	$0.79		$0.74	$0.94		$0.75		$0.70		$0.92		$0.70		$0.66		$0.91
Total Return (%)(b)	6.54	(c)	(17.45)	(0.68	)(c)	6.32	(c)	(21.01)		(1.18	)(c)	6.18	(c)	(24.81)		(1.54	)(c)
Net Assets, End of Period ($ millions)	10		8	2		30		20		5		29		21		5
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.05	)(d)	5.36	5.28	(c)	(0.05	)(d)	4.65		5.39	(c)	(0.05	)(d)	4.73		5.29	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.05	(d)	0.05	0.04	(d)	0.05	(d)	0.05		0.04	(d)	0.05	(d)	0.05		0.04	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.05	(d)	0.05	0.04	(d)	0.05	(d)	0.05		0.04	(d)	0.05	(d)	0.05		0.04	(d)
Portfolio Turnover Rate (%)(a)	29.23	(c)	32.37	32.49	(c)	17.96	(c)	21.47		2.79	(c)	10.94	(c)	14.74		2.51	(c)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	2025 Retirement Fund						2030 Retirement Fund						2035 Retirement Fund
	Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008		Period Ended December 31, 2007(g)		Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008		Period Ended December 31, 2007(g)		Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008		Period Ended December 31, 2007(g)
Net Asset Value, Beginning of Period	$0.64		$0.92		$0.99		$0.62		$0.92		$0.99		$0.60		$0.92		$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	—		0.02		0.02		—		0.02		0.02		—		0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.03		(0.28)		(0.04)		0.04		(0.30)		(0.04)		0.04		(0.32)		(0.05)
Total From Investment Operations	0.03		(0.26)		(0.02)		0.04		(0.28)		(0.02)		0.04		(0.30)		(0.03)
Less: Dividend Distributions: From Net Investment Income	—		(0.02	)(h)	(0.02)		—		(0.02	)(h)	(0.02)		—		(0.02	)(h)	(0.02)
From Capital Gains	—		(0.00)		(0.03)		—		(0.00)		(0.03)		—		(0.00)		(0.03)
Total Distributions	—		(0.02)		(0.05)		—		(0.02)		(0.05)		—		(0.02)		(0.05)
Net Asset Value, End of Period	$0.67		$0.64		$0.92		$0.66		$0.62		$0.92		$0.64		$0.60		$0.92
Total Return (%)	5.92	(c)	(28.32)		(1.95	)(c)	6.02	(c)	(29.95)		(2.22	)(c)	5.39	(c)	(32.53)		(2.54	)(c)
Net Assets, End of Period ($ millions)	24		15		2		19		12		2		15		9		2
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.05	)(d)	5.06		4.48	(c)	(0.05	)(d)	4.61		4.82	(c)	(0.05	)(d)	4.21		3.76	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.05	(d)	0.05		0.04	(d)	0.05	(d)	0.05		0.05	(d)	0.05	(d)	0.05		0.05	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.05	(d)	0.05		0.04	(d)	0.05	(d)	0.05		0.05	(d)	0.05	(d)	0.05		0.05	(d)
Portfolio Turnover Rate (%)(a)	6.75	(c)	10.06		0.28	(c)	7.21	(c)	12.34		4.11	(c)	4.66	(c)	7.62		0.71	(c)

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(h)  Includes less than $0.005 of tax-basis return of capital distributions.

N/A = Not Applicable

The accompanying notes are an integral part of these financial statements.

	2040 Retirement Fund						2045 Retirement Fund
	Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008		Period Ended December 31, 2007(g)		Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008		Period Ended December 31, 2007(g)
Net Asset Value, Beginning of Period	$0.59		$0.91		$0.99		$0.59		$0.91		$0.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	—		0.02		0.02		—		0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.04		(0.32)		(0.05)		0.03		(0.32)		(0.05)
Total From Investment Operations	0.04		(0.30)		(0.03)		0.03		(0.30)		(0.03)
Less: Dividend Distributions: From Net Investment Income	—		(0.02	)(h)	(0.02)		—		(0.02	)(h)	(0.02)
From Capital Gains	—		(0.00)		(0.03)		—		(0.00)		(0.03)
Total Distributions	—		(0.02)		(0.05)		—		(0.02)		(0.05)
Net Asset Value, End of Period	$0.63		$0.59		$0.91		$0.62		$0.59		$0.91
Total Return (%)	5.69	(c)	(32.75)		(2.68	)(c)	5.46	(c)	(32.90)		(2.79	)(c)
Net Assets, End of Period ($ millions)	12		6		1		13		7		1
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.05	)(d)	4.20		3.93	(c)	(0.05	)(d)	4.49		4.17	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	(0.05	)(d)	0.05		0.05	(d)	(0.05	)(d)	0.05		0.03	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	(0.05	)(d)	0.05		0.05	(d)	(0.05	)(d)	0.05		0.03	(d)
Portfolio Turnover Rate (%)(a)	4.82	(c)	7.79		1.18	(c)	4.36	(c)	6.77		6.34	(c)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Conservative Allocation Fund							Moderate Allocation Fund
	Six Months Ended June 30, 2009		Years Ended December 31,					Six Months Ended June 30, 2009		Years Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004	(Unaudited)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$0.89		$1.03	$1.02	$1.00	$1.02	$1.01	$0.88		$1.14	$1.14	$1.11	$1.11	$1.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	—		0.04	0.04	0.04	0.03	0.03	—		0.03	0.04	0.03	0.03	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.05		(0.14)	0.02	0.03	(0.01)	0.02	0.05		(0.25)	0.03	0.06	0.02	0.06
Total From Investment Operations	0.05		(0.10)	0.06	0.07	0.02	0.05	0.05		(0.22)	0.07	0.09	0.05	0.09
Less: Dividend Distributions:
From Net Investment Income	—		(0.04)	(0.04)	(0.03)	(0.03)	(0.03)	—		(0.03)	(0.04)	(0.03)	(0.03)	(0.03)
From Capital Gains	—		(0.00)	(0.01)	(0.02)	(0.01)	(0.01)	—		(0.01)	(0.03)	(0.03)	(0.02)	(0.03)
Total Distributions	—		(0.04)	(0.05)	(0.05)	(0.04)	(0.04)	—		(0.04)	(0.07)	(0.06)	(0.05)	(0.06)
Net Asset Value, End of Period	$0.94		$0.89	$1.03	$1.02	$1.00	$1.02	$0.93		$0.88	$1.14	$1.14	$1.11	$1.11
Total Return (%)	6.28	(c)	(10.19)	6.43	6.96	2.30	4.72	6.32	(c)	(19.85)	6.36	9.20	4.35	8.27
Net Assets, End of Period ($ millions)	27		24	20	13	11	8	101		90	102	76	56	37
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.00	(d)	4.04	4.48	4.11	3.39	4.51	0.00	(d)	3.14	3.54	3.30	3.28	3.81
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.00	(d)	0.00	0.00	0.00	0.00	0.00	0.00	(d)	0.00	0.00	0.00	0.00	0.00
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.00	(d)	0.00	0.00	0.00	0.00	0.00	0.00	(d)	0.00	0.00	0.00	0.00	0.00
Portfolio Turnover Rate (%)(a)	8.99	(c)	38.30	13.72	49.05	8.39	92.83	9.13	(c)	25.21	12.35	9.78	14.09	99.27

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(h)  Includes less than $0.005 of tax-basis return of capital distributions.

The accompanying notes are an integral part of these financial statements.

	Aggressive Allocation Fund
	Six Months Ended June 30, 2009		Years Ended December 31,
	(Unaudited)		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$0.86		$1.24		$1.27		$1.22	$1.21	$1.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	—		0.02		0.03		0.03	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.05		(0.37)		0.04		0.11	0.05	0.09
Total From Investment Operations	0.05		(0.35)		0.07		0.14	0.07	0.11
Less: Dividend Distributions:
From Net Investment Income	—		(0.02	)(h)	(0.04	)(h)	(0.03)	(0.02)	(0.03)
From Capital Gains	—		(0.01)		(0.06)		(0.06)	(0.04)	(0.04)
Total Distributions	—		(0.03)		(0.10)		(0.09)	(0.06)	(0.07)
Net Asset Value, End of Period	$0.91		$0.86		$1.24		$1.27	$1.22	$1.21
Total Return (%)	5.75	(c)	(28.20)		5.52		11.87	5.78	9.92
Net Assets, End of Period ($ millions)	91		81		101		73	48	30
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.00	(d)	2.41		2.75		2.82	2.58	2.98
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.00	(d)	0.00		0.00		0.00	0.00	0.00
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.00	(d)	0.00		0.00		0.00	0.00	0.00
Portfolio Turnover Rate (%)(a)	6.39	(c)	20.56		9.14		6.75	14.96	48.24

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Money Market Fund							Mid-Term Bond Fund
	Six Months Ended June 30, 2009		Years Ended December 31,					Six Months Ended June 30, 2009		Years Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004	(Unaudited)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.21		$1.21	$1.21	$1.20	$1.19	$1.18	$0.94		$0.96	$0.93	$0.92	$0.94	$0.96
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	—		0.03	0.05	0.05	0.04	0.02	0.02		0.04	0.04	0.03	0.03	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	—		0.00	—	—	—	—	0.04		(0.02)	0.03	0.01	(0.02)	(0.01)
Total From Investment Operations	0.00		0.03	0.05	0.05	0.04	0.02	0.06		0.02	0.07	0.04	0.01	0.01
Less: Dividend Distributions:
From Net Investment Income	—		(0.03)	(0.05)	(0.04)	(0.03)	(0.01)	—		(0.04)	(0.04)	(0.03)	(0.03)	(0.03)
From Capital Gains	—		—	—	—	—	—	—		—	—	—	—	—
Total Distributions	—		(0.03)	(0.05)	(0.04)	(0.03)	(0.01)	—		(0.04)	(0.04)	(0.03)	(0.03)	(0.03)
Net Asset Value, End of Period	$1.21		$1.21	$1.21	$1.21	$1.20	$1.19	$1.00		$0.94	$0.96	$0.93	$0.92	$0.94
Total Return (%)(b)	(0.02	)(c)	2.34	5.03	4.89	2.97	1.10	6.25	(c)	1.84	7.22	4.22	0.77	2.26
Net Assets, End of Period ($ millions)	137		201	312	239	130	78	205		183	122	107	71	73
Ratio of Net Investment Income to Average Net Assets (%)	0.02	(d)	2.38	4.89	4.83	3.05	1.12	4.51	(d)	4.27	4.28	3.88	3.30	3.25
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.37	(d)	0.32	0.28	0.24	0.38	0.38	0.58	(d)	0.55	0.56	0.50	0.66	0.65
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.37	(d)	0.32	0.28	0.22	0.25	0.25	0.58	(d)	0.55	0.56	0.47	0.50	0.50
Portfolio Turnover Rate (%)(a)	N/A		N/A	N/A	N/A	N/A	N/A	27.09	(c)	34.95	26.78	30.91	21.99	27.23

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

N/A = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Bond Fund
	Six Months Ended June 30, 2009		Years Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.18		$1.27	$1.26	$1.26	$1.29	$1.29
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.03		0.07	0.06	0.06	0.06	0.06
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.07		(0.09)	0.01	—	(0.03)	—
Total From Investment Operations	0.10		(0.02)	0.07	0.06	0.03	0.06
Less: Dividend Distributions:
From Net Investment Income	—		(0.07)	(0.06)	(0.06)	(0.06)	(0.06)
From Capital Gains	—		—	—	—	—	—
Total Distributions	—		(0.07)	(0.06)	(0.06)	(0.06)	(0.06)
Net Asset Value, End of Period	$1.28		$1.18	$1.27	$1.26	$1.26	$1.29
Total Return (%)(b)	8.57	(c)	(1.75)	5.90	4.79	1.79	4.61
Net Assets, End of Period ($ millions)	406		372	384	343	369	369
Ratio of Net Investment Income to Average Net Assets (%)	5.08	(d)	5.05	4.95	4.84	4.30	4.44
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.59	(d)	0.56	0.53	0.50	0.61	0.59
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.59	(d)	0.56	0.53	0.47	0.50	0.50
Portfolio Turnover Rate (%)(a)	12.69	(c)	23.76	17.56	19.03	23.27	35.12

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company — a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and principally offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and its affiliates. As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. At June 30, 2009, there were 23 Funds: Equity Index Fund, All America Fund, Small Cap Value Fund, Small Cap Growth Fund, Mid Cap Value Fund, Mid-Cap Equity Index Fund, International Fund, Composite Fund, Money Market Fund, Mid-Term Bond Fund, Bond Fund; Retirement Income Fund, 2010 Retirement Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund and 2045 Retirement Fund (collectively, "Retirement Funds"); a Conservative Allocation Fund, a Moderate Allocation Fund and an Aggressive Allocation Fund (collectively "Allocation Funds"). The International Fund and the Retirement Funds began operations on November 5, 2007. The Small Cap Value Fund, Small Cap Growth Fund and the Mid Cap Value Fund began operations on July 1, 2005.

Investment Company shares are issued to Mutual of America Life, and on a limited basis, to Wilton Reassurance Life Company of New York (formerly The American Life Insurance Company of New York), for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies. In addition, shares of selected equity and fixed income funds of the Investment Company are directly issued to one or more of the Investment Company's Allocation Funds.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with U.S. generally accepted accounting principles:

Fair Value — The Investment Company values its investments in accordance with Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a single definition of fair value, institutes a framework for measuring fair value and expands disclosures about fair value measurements. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. SFAS 157 establishes a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•  Level 1 — quoted prices in active markets for identical securities.

•  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of June 30, 2009, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded were considered Level 3. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following is a summary of the inputs used to value the Funds' investments as of June 30, 2009, by SFAS 157 valuation hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Market Value:
Equity Index Fund	$559,165,667	$44,468,464	—	$603,634,131
All America Fund	$209,435,071	$6,972,503	$420,000	$216,827,574
Small Cap Value Fund	$152,826,785	$6,758,770	$2,478,000	$162,063,555
Small Cap Growth Fund	$152,749,009	$5,599,870	—	$158,348,879
Mid Cap Value Fund	$29,785,062	$2,399,980	—	$32,185,042
Mid-Cap Equity Index Fund	$264,148,265	$18,283,285	—	$282,431,550
International Fund	$18,521,804	—	—	$18,521,804
Composite Fund	$84,908,251	$62,730,031	—	$147,638,282
Retirement Income Fund	$5,388,954	—	—	$5,388,954
2010 Retirement Fund	$10,023,957	—	—	$10,023,957
2015 Retirement Fund	$30,040,278	—	—	$30,040,278
2020 Retirement Fund	$29,086,938	—	—	$29,086,938
2025 Retirement Fund	$23,733,043	—	—	$23,733,043
2030 Retirement Fund	$19,227,171	—	—	$19,227,171
2035 Retirement Fund	$14,852,128	—	—	$14,852,128
2040 Retirement Fund	$11,736,288	—	—	$11,736,288
2045 Retirement Fund	$13,489,726	—	—	$13,489,726
Conservative Allocation Fund	$27,228,125	—	—	$27,228,125
Moderate Allocation Fund	$100,720,207	—	—	$100,720,207
Aggressive Allocation Fund	$91,337,768	—	—	$91,337,768
Money Market Fund	—	$137,082,896	—	$137,082,896
Mid-Term Bond Fund	—	$203,247,507	—	$203,247,507
Bond Fund	—	$403,793,390	—	$403,793,390
Other Financial Instruments:*
Equity Index Fund	$336,300	—	—	$336,300
All America Fund	$47,687	—	—	$47,687
Mid-Cap Equity Index Fund	$181,500	—	—	$181,500

*  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Six Months Ended June 30, 2009
	Balance December 31, 2008	Purchases/ (Sales)	Unrealized Gains (Losses)(a)	Transfer In/(Out) of Level 3	Balance June 30, 2009
All America Fund	$695,347	—	(13,747)	(261,600)	$420,000
Small Cap Value Fund	$3,989,652	—	(74,052)	(1,437,600)	$2,478,000

(a) Unrealized gains and losses on Level 3 securities are included in Change in Net Unrealized Appreciation (Depreciation) of Investments in the Statements of Operations

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of stock are based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

Futures Contracts — Equity-type funds with an indexed portfolio component are subject to equity price risk. Such funds may, in order to remain more fully invested in the equity markets while minimizing transaction costs, purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction.) During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The "Underlying Face Amount at Value" (appearing in the "Notes to the Summary Portfolio of Investments in Securities") representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Retirement Funds — Each of the Retirement Funds invests in equity (stock) funds and fixed income (bond) funds and targets different percentages to these asset classes. The targets reflect varying emphases on achieving capital appreciation and gains versus preserving capital and producing income, depending on the specific Fund's time horizon.

The Retirement Funds target their investments in the following underlying funds of the Investment Company in accordance with the percentage allocations noted:

	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Growth Fund	Small Cap Value Fund	International Fund	Bond Fund	Mid-Term Bond Fund	Money Market Fund
Retirement Income Fund	20%	5%	—	—	—	30%	30%	15%
2010 Retirement Fund	25%	14%	—	—	4%	25%	22%	10%
2015 Retirement Fund	30%	11%	2%	2%	8%	25%	13%	9%
2020 Retirement Fund	35%	11%	4%	4%	9%	24%	13%	—
2025 Retirement Fund	40%	15%	5%	5%	9%	20%	6%	—
2030 Retirement Fund	40%	18%	6%	6%	10%	20%	—	—
2035 Retirement Fund	40%	21%	7%	7%	12%	13%	—	—
2040 Retirement Fund	35%	24%	8%	8%	14%	11%	—	—
2045 Retirement Fund	35%	20%	10%	10%	15%	10%	—	—

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Generally, rebalancing of the Retirement Funds' holdings is performed on a quarterly or other periodic basis and the mix of underlying Funds is reviewed annually.

Allocation Funds — The Allocation Funds target their investments in the following underlying Funds of the Investment Company in accordance with the percentage allocations noted:

Conservative Allocation:	Equity Index (25%), Bond (30%),

Mid-Term Bond (45%).

Moderate Allocation:	Equity Index (35%), Bond (30%),

Mid-Term Bond (20%), Mid-Cap Equity Index (15%).

Aggressive Allocation:	Equity Index (45%), Bond (25%),

Mid-Cap Equity Index (20%), Small Cap Value (5%), Small Cap Growth (5%).

Generally, rebalancing of the Allocation Funds' holdings is performed on a monthly basis.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded daily on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders ("Dividends") — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make distributions of its net investment income twice a year and, on an annual basis, to distribute net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications (which do not impact the funds' net asset values) are made within the funds' capital accounts to reflect income and gains available for distribution under Federal income tax regulations.

Federal Income Taxes — Each Fund in the Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), requires the evaluation of tax positions taken in the course of preparing a fund's tax return to determine whether it is "more-likely-than-not" that tax positions taken in the fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in management's judgment, will not be fully realized.

As of June 30, 2009, management has evaluated the implications of FIN 48 and has concluded that it does not materially impact any of the Funds' financial statements. Tax returns for the years ended December 31, 2005 through 2008 for each Fund of the Investment Company remain subject to examination by the Internal Revenue Service and state tax authorities.

At June 30, 2009, the Funds had the following capital loss carryforwards to offset net capital gains, to the extent provided by Federal income tax regulations, which if unused expire on the dates noted.

Expiring on December 31,	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
2009	$0	$0	$0	$0	$0
2010	0	0	0	0	0
2011	0	0	0	0	0
2012	0	0	0	0	0
2013	0	0	0	0	0
2014	0	0	0	0	0
2015	0	0	0	0	(129,927)
2016	(15,755,157)	(8,802,799)	(24,355,943)	(15,945,123)	(824,120)
2017	(4,254,430)	(19,149,219)	(18,014,428)	(28,494,964)	(1,440,780)
Total	$(20,009,587)	$(27,952,018)	$(42,370,371)	$(44,440,087)	$(2,394,827)

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Expiring on December 31,	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
2009	$0	$0	$(9,970,637)	$0	$0
2010	0	0	(20,417,938)	0	0
2011	0	0	0	0	0
2012	0	0	0	0	0
2013	0	0	0	0	0
2014	0	0	0	0	0
2015	0	0	0	0	0
2016	0	0	(6,800,156)	(5,164)	0
2017	(2,642,741)	(6,700)	(11,208,867)	(52,100)	(143,051)
Total	$(2,642,741)	$(6,700)	$(48,397,598)	$(57,264)	$(143,051)
Expiring on December 31,	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
2009	$0	$0	$0	$0	$0
2010	0	0	0	0	0
2011	0	0	0	0	0
2012	0	0	0	0	0
2013	0	0	0	0	0
2014	0	0	0	0	0
2015	0	0	0	0	0
2016	0	0	0	0	0
2017	(208,699)	(49,156)	(11,339)	(3,598)	(319)
Total	$(208,699)	$(49,156)	$(11,339)	$(3,598)	$(319)
Expiring on December 31,	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
2009	$0	$0	$0	$0	$0
2010	0	0	0	0	0
2011	0	0	0	0	0
2012	0	0	0	0	0
2013	0	0	0	0	0
2014	0	0	0	0	0
2015	0	0	0	0	0
2016	0	0	0	0	0
2017	(537)	(401)	0	(204,010)	(569,048)
Total	$(537)	$(401)	$0	$(204,010)	$(569,048)
Expiring on December 31,	Money Market Fund	Mid-Term Bond Fund	Bond Fund
2009	$0	$0	$0
2010	0	0	0
2011	0	0	(19,938,423)
2012	0	0	(171,798)
2013	0	0	(439,879)
2014	0	0	(3,306,785)
2015	0	0	0
2016	0	0	0
2017	(2,517)	0	(3,746,476)
Total	$(2,517)	$0	$(27,603,361)

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  EXPENSES

The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge, at the annual rate of .05% of the value of the net assets of the Retirement Funds, .075% of the value of the net assets of the Equity Index Fund, the Mid-Cap Equity Index Fund and the International Fund, .15% of the value of the net assets of the Money Market Fund, .40% of the value of the net assets of the All America Fund, Composite Fund, Mid-Term Bond Fund and Bond Fund, .55% of the value of the net assets of the Mid Cap Value Fund and .75% of the value of the net assets of the Small Cap Value Fund and Small Cap Growth Fund. The Adviser does not assess a fee for investment management to the Allocation Funds. However, shareholders in the Allocation Funds (and the Retirement Funds) will indirectly bear their pro-rata share of the investment management fees incurred by the underlying Funds in which they invest.

Prior to May 1, 2006, the Adviser's investment management fee was .125% of the value of the net assets of the Equity Index Fund and the Mid-Cap Equity Index Fund, .25% of the value of the net assets of the Money Market Fund, .50% of the value of the net assets of the All America Fund, Composite Fund, Mid-Term Bond Fund and Bond Fund, .65% of the value of the net assets of the Mid Cap Value Fund and .85% of the value of the net assets of the Small Cap Value Fund and Small Cap Growth Fund.

Through April 30, 2006, the Adviser contractually limited the expenses of each Fund, other than for brokers' commissions and other fees relating to portfolio transactions, to the amount of the advisory fee paid by the Funds to the Adviser. Effective May 1, 2006, the Adviser terminated its expense limitation policy and each Fund is charged with the full amount of its expenses. Investment company-wide expenses are allocated to each Fund based on its proportional share of net assets or equally, as appropriate.

Under a Sub-Advisory Agreement for the All America Fund, through July 27, 2005 the Adviser delegated investment advisory responsibilities to a subadviser responsible for providing management services for a portion of the Funds assets. The Adviser (not the Fund) was responsible for compensation payable under such Sub-Advisory Agreement.

3.   INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the six months ended June 30, 2009 were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Cost of investment purchases	$40,657,886	$27,218,347	$35,825,969	$72,778,968	$4,137,606
Proceeds from sales of investments	$9,695,213	$31,483,269	$31,645,618	$72,488,464	$2,954,358
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Cost of investment purchases	$43,469,609	$6,337,796	$64,100,110	$2,848,655	$3,718,211
Proceeds from sales of investments	$16,151,836	$999,528	$21,513,687	$1,304,586	$2,574,870
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Cost of investment purchases	$12,529,871	$9,188,750	$8,653,432	$7,344,366	$5,626,465
Proceeds from sales of investments	$4,187,994	$2,557,335	$1,219,472	$1,031,630	$519,057
	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Cost of investment purchases	$5,104,912	$6,102,270	$4,258,008	$13,641,758	$10,313,409
Proceeds from sales of investments	$404,014	$412,336	$2,233,445	$8,324,698	$5,215,981

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.   INVESTMENTS (CONTINUED)

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Cost of investment purchases	$—	$51,566,254	$47,939,747
Proceeds from sales of investments	$—	$49,307,034	$46,271,468

The cost of short-term security purchases for the Money Market Fund for the six months ended June 30, 2009, was $889,921,731; net proceeds from sales for the year were $954,100,489.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2009 for each of the funds were as follows. Differences with amounts reflected in the Statements of Assets and Liabilities arise principally from wash sales and the treatment of distributions from Real Estate Investment Trusts (REITs).

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Unrealized Appreciation	$78,597,249	$17,296,341	$14,765,541	$14,245,214	$1,210,118
Unrealized Depreciation	(174,792,508)	(69,695,051)	(42,527,187)	(20,836,533)	(10,402,158)
Net	$(96,195,259)	$(52,398,710)	$(27,761,646)	$(6,591,319)	$(9,192,040)
Tax Cost of Investments	$699,829,389	$269,226,284	$189,825,201	$164,940,198	$41,377,082
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Unrealized Appreciation	$18,118,435	$0	$5,251,372	$177,143	$137,277
Unrealized Depreciation	(86,277,046)	(3,030,962)	(19,326,475)	(236,947)	(971,377)
Net	$(68,158,611)	$(3,030,962)	$(14,075,103)	$(59,804)	$(834,100)
Tax Cost of Investments	$350,590,161	$21,552,766	$161,713,385	$5,448,758	$10,858,057
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Unrealized Appreciation	$343,013	$252,352	$160,478	$103,905	$52,900
Unrealized Depreciation	(2,947,434)	(3,701,846)	(2,380,210)	(2,076,235)	(1,628,914)
Net	$(2,604,421)	$(3,449,494)	$(2,219,732)	$(1,972,330)	$(1,576,014)
Tax Cost of Investments	$32,644,699	$32,536,433	$25,952,775	$21,199,501	$16,428,142
	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Unrealized Appreciation	$39,146	$42,058	$476,196	$1,108,659	$212,077
Unrealized Depreciation	(1,020,930)	(916,608)	(2,483,612)	(18,682,942)	(27,446,599)
Net	$(981,784)	$(874,550)	$(2,007,416)	$(17,574,283)	$(27,234,522)
Tax Cost of Investments	$12,718,072	$14,364,276	$29,235,541	$118,294,490	$118,572,290

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Unrealized Appreciation	$6,485	$4,122,662	$9,781,235
Unrealized Depreciation	(204)	(4,012,432)	(14,353,108)
Net	$6,281	$110,230	$(4,571,873)
Tax Cost of Investments	$137,076,615	$203,137,277	$408,365,263

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.  CAPITAL SHARE ACTIVITY

The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. As of June 30, 2009, shares authorized were allocated into the 23 series of Funds as follows:

Authorized No. of Shares
Equity Index Fund	500,000,000
All America Fund	400,000,000
Small Cap Value Fund	450,000,000
Small Cap Growth Fund	450,000,000
Mid Cap Value Fund	100,000,000
Mid-Cap Equity Index Fund	400,000,000
International Fund	50,000,000
Composite Fund	300,000,000
Retirement Income Fund	20,000,000
2010 Retirement Fund	20,000,000
2015 Retirement Fund	60,000,000
2020 Retirement Fund	60,000,000
2025 Retirement Fund	50,000,000
2030 Retirement Fund	50,000,000
2035 Retirement Fund	50,000,000
2040 Retirement Fund	20,000,000
2045 Retirement Fund	50,000,000
Conservative Allocation Fund	100,000,000
Moderate Allocation Fund	125,000,000
Aggressive Allocation Fund	125,000,000
Money Market Fund	350,000,000
Mid-Term Bond Fund	350,000,000
Bond Fund	450,000,000
Sub-Total	4,530,000,000
Shares to be allocated at the discretion of the Board of Directors	470,000,000
Total	5,000,000,000

5.  DIVIDENDS

No 2009 dividends were declared or paid as of June 30, 2009. It is the Investment Company's practice to declare and distribute such dividends at the end of the year in conformity with Internal Revenue Code regulations. On December 31, 2008, dividend distributions were declared and paid for each of the funds from net investment income and, as applicable, from net realized gains on investment transactions. Additionally, remaining required distributions relating to 2007 were made in accordance with Internal Revenue Code Section 855(a) and paid on August 27, 2008. Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2008 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2008 was as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth	Mid Cap Value Fund
Ordinary Income (a)	$12,175,938	$4,037,987	$2,021,942	$0	$586,336
Long-Term Capital Gains (b)	$2,030,456	$7,817,028	$69,793	$3,537,395	$0
Return of Capital	$0	$0	$1,845,074	$0	$82,817
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Fund	2010 Retirement Fund
Ordinary Income (a)	$4,707,574	$377,915	$5,645,651	$129,167	$281,959
Long-Term Capital Gains (b)	$6,672,527	$0	$0	$0	$27,872

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  DIVIDENDS (CONTINUED)

	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Ordinary Income (a)	$641,889	$658,512	$423,664	$318,583	$216,139
Long-Term Capital Gains (b)	$65,864	$74,362	$64,571	$61,481	$52,057
Return of Capital	$13,675	$6,181	$8,300	$10,334	$9,442
	2040 Retirement Fund	2045 Retirement Equity Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Ordinary Income (a)	$149,036	$161,860	$932,425	$3,065,729	$2,280,138
Long-Term Capital Gains (b)	$40,620	$39,541	$125,781	$579,965	$278,806
Return of Capital	$6,215	$5,529	$0	$0	$307,259
	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Ordinary Income (a)	$5,642,216	$7,408,865	$19,789,048
Long-Term Capital Gains (b)	$0	$0	$0

Notes:

(a)  Includes distributions from Fund-level net short-term capital gains.

(b)  To the extent reported, each Fund designates these amounts as capital gain dividends for Federal income tax purposes.

Undistributed net income and gains (losses) — As of June 30, 2009, undistributed net income and undistributed accumulated gain (loss) on a tax basis were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Accumulated undistributed net investment income	$7,932,734	$6,235,390	$990,726	$0	$248,417
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$(20,009,597)	$(27,952,036)	$(42,370,373)	$(44,440,086)	$(2,394,829)
Net unrealized appreciation (depreciation) of investments and futures contracts	$(96,195,259)	$(52,398,710)	$(27,761,646)	$(6,591,319)	$(9,192,040)
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Accumulated undistributed net investment income	$2,385,220	$88,095	$6,577,123	$3,557	$2,924
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$(2,165,618)	$(6,700)	$(48,397,598)	$(57,264)	$(136,233)
Net unrealized appreciation (depreciation) of investments and futures contracts	$(68,158,611)	$(3,030,962)	$(14,075,103)	$(59,804)	$(834,100)

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  DIVIDENDS (CONTINUED)

	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Accumulated undistributed net investment income	$0	$0	$0	$0	$0
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$(208,698)	$(49,156)	$(11,341)	$(3,598)	$(319)
Net unrealized appreciation (depreciation) of investments and futures contracts	$(2,604,421)	$(3,449,494)	$(2,219,732)	$(1,972,330)	$(1,576,014)
	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Accumulated undistributed net investment income	$0	$0	$1,633	$7,603	$0
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$(537)	$(401)	$2,703	$(204,010)	$(569,046)
Net unrealized appreciation (depreciation) of investments and futures contracts	$(981,784)	$(874,550)	$(2,007,416)	$(17,574,283)	$(27,234,522)

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$100,352	$4,417,082	$9,718,827
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$14,966	$2,137,657	$(27,603,361)
Net unrealized appreciation (depreciation) of investments and futures contracts	$6,281	$110,230	$(4,571,873)

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statements of changes in net assets are primarily due to wash sales, post-October losses and the Federal income tax treatment of futures contracts.

Reclassifications — Periodically, the Funds may reclassify book to tax differences as a result of the differences arising from the accounting for REIT securities, non-deductible net operating loss, return of capital distributions and Fund distributions for Federal income tax purposes versus financial reporting purposes. Each Fund's net assets are not affected by these reclassifications.

During the six months ended June 30, 2009, each Fund reclassified the following book to tax differences [increases (decreases)]:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Accumulated undistributed net investment income	$0	$0	$0	$192,743	$0
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$0	$0	$0	$0	$0
Paid in capital	$0	$0	$0	$(192,743)	$0

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  DIVIDENDS (CONTINUED)

	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Accumulated undistributed net investment income	$0	$0	$0	$1,114	$2,174
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$0	$0	$0	$0	$0
Paid in capital	$0	$0	$0	$(1,114)	$(2,174)
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Accumulated undistributed net investment income	$5,773	$5,771	$4,485	$3,545	$2,763
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$0	$0	$0	$0	$0
Paid in capital	$(5,773)	$(5,771)	$(4,485)	$(3,545)	$(2,763)
	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Accumulated undistributed net investment income	$2,080	$2,331	$0	$0	$0
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$0	$0	$0	$0	$0
Paid in capital	$(2,080)	$(2,331)	$0	$0	$0

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$0	$0	$0
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$0	$0	$0
Paid in capital	$0	$0	$0

These reclassifications were made as a result of the differences arising from the disallowance of net operating losses, expiration of capital loss carryforwards, distributions from REITs, distribution reclassifications and other cumulative adjustments for Federal income tax purposes versus financial reporting purposes.

6.  SUBSEQUENT EVENTS

Management has considered any events that occurred subsequent to June 30, 2009, the date of the Investment Company's financial statements, through August 26, 2009, the date of the issuance of the financial statements, to determine whether any of those events impacted the financial statements. Management determined that no events have occurred subsequent to the date of the Investment Company's financial statements that have impacted the financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

Included in this Semi-Annual Report are summary schedules of Mutual of America Investment Corporation's ("Investment Company") Fund portfolio holdings as of June 30, 2009. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-468-3785. It is also available on the SEC's website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009 is available without charge by calling 1-800-468-3785. It is also available on the SEC website.

Renewal of Investment Advisory Agreements

At its meeting held on February 26, 2009, the Board of Directors of the Investment Company renewed for a one-year period the investment advisory agreement with Mutual of America Capital Management Corporation (the "Adviser"). The Board determined that renewing the agreement with the Adviser was in the best interest of the Investment Company based on the following considerations which are further enumerated below. The Board concluded that Mutual of America Capital Management Corporation has performed extensive services for the Investment Company and has demonstrated satisfactory performance, that its fee is reasonable in comparison to fees charged for similar services to similar funds by other advisers, that the method of calculating the fee is reasonable, that the Adviser has not made excessive profits from the contract and the fee levels reflect that the Funds are appropriately benefiting from economies of scale.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. The Adviser has approximately $8.7 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company's Funds have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price. All else being equal, the Advisor will also consider any research that the broker/dealers may provide. The Adviser maintains a highly qualified staff of research analysts and quantitative analysts who assist in the implementation of the disciplined investment policies employed by the portfolio managers to enhance stock selection and manage risk in the portfolios. The Adviser's quantitative analysts have developed proprietary models that result in daily risk and attribution reports as well as information on stock movements, to enable the portfolio managers to make fully informed decisions on stock selection and to constantly evaluate the structure of each portfolio. When purchasing research and other services, the Adviser uses its own funds to purchase such services from recognized firms that are utilized by the research staff. The Adviser also receives research services from broker/dealers which are utilized to benefit the Funds. The Board was aware of the receipt of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

The Board considered the short- and long-term performance of the Funds. During 2008, the vast majority of the Funds were ranked in the top quartile of their peers. Performance has continued to improve over the past number of years due to changes made in the Adviser's investment process and personnel, including the creation of the quantitative research group mentioned above.

MUTUAL OF AMERICA INVESTMENT CORPORATION
ADDITIONAL INFORMATION (Continued)

Cost and Profit

The Board compared the advisory fees charged to each Fund by the Adviser with fees of numerous similar funds. In the case of each Fund, the Adviser's fee compared favorably with fees charged by other advisers. Finally, the Adviser has not shown excessively high profits from the fees it is paid by the Investment Company.

Economies of Scale

The Board concluded that the reasonableness of the Adviser's fees, particularly when compared to fees of similar funds that, in most cases, are many times the asset size of the Funds of the Investment Company demonstrates the fact that the Funds are benefiting from economies of scale. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts, if any, that it realizes from volume increases.

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ITEM 2.	CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a) Schedule I – Portfolios of Investments in Securities follows for those Funds for which a summary portfolio is presented in the Semi-Annual Report to Shareholders:

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2009 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.3%)
Abercrombie & Fitch Co. Cl A	6,110	155,133
Amazon.com, Inc.*	22,374	1,871,809
Apollo Group, Inc.*	7,481	532,049
AutoNation, Inc.*	7,501	130,142
AutoZone, Inc.*	2,507	378,833
Bed Bath & Beyond, Inc.*	18,042	554,792
Best Buy Co., Inc.	23,720	794,383
Big Lots, Inc.*	5,725	120,397
Black & Decker Corp.	4,192	120,143
Carnival Corp.	30,420	783,923
CBS Corp. Cl B	47,240	326,901
Centex Corp.	8,643	73,120
Coach, Inc.	22,050	592,704
Comcast Corp. Cl A	200,190	2,900,753
D.R. Horton, Inc.	19,184	179,562
Darden Restaurants, Inc.	9,521	314,003
DeVry, Inc.	4,276	213,971
DIRECTV Group, Inc.*	36,391	899,222
Disney (Walt) Co.	128,913	3,007,540
Eastman Kodak Co.	18,621	55,118
Expedia, Inc.*	14,624	220,969
Family Dollar Stores, Inc.	9,754	276,038
Ford Motor Co.*	224,229	1,361,070
Fortune Brands, Inc.	10,435	362,512
GameStop Corp. Cl A*	11,439	251,772
Gannett Co., Inc.	16,225	57,923
Gap, Inc.	31,971	524,324
Genuine Parts Co.	11,071	371,543
Goodyear Tire & Rubber Co.*	16,790	189,055
H&R Block, Inc.	23,583	406,335
Harley-Davidson, Inc.	16,285	263,980
Harman Int’l. Industries, Inc.	4,813	90,484
Hasbro, Inc.	8,641	209,458
Home Depot, Inc.	117,772	2,782,952
International Game Technology	20,594	327,445
Interpublic Group of Cos., Inc.*	33,276	168,044
Johnson Controls, Inc.	41,260	896,167
KB Home	5,137	70,274
Kohl’s Corp.*	21,203	906,428
Leggett & Platt, Inc.	10,884	165,763
Lennar Corp. Cl A	9,829	95,243
Limited Brands, Inc.	18,754	224,485
Lowe’s Cos., Inc.	102,513	1,989,777
Macy’s, Inc	29,200	343,392

Marriott International, Inc. Cl A	20,610	454,854
Mattel, Inc.	24,893	399,533
McDonald’s Corp.	76,624	4,405,114
McGraw-Hill Cos., Inc.	21,836	657,482
Meredith Corp.	2,510	64,131
New York Times Co. Cl A	8,129	44,791
Newell Rubbermaid, Inc.	19,274	200,642
News Corp. Cl A	159,878	1,456,489
NIKE, Inc. Cl B	26,903	1,393,037
Nordstrom, Inc.	11,112	221,018
O’Reilly Automotive, Inc.*	9,418	358,637
Office Depot, Inc.*	19,209	87,593
Omnicom Group, Inc.	21,602	682,191
Penney (J.C.) Co., Inc.	15,432	443,053
Polo Ralph Lauren Corp.	3,938	210,841
Pulte Homes, Inc.	14,918	131,726
RadioShack Corp.	8,720	121,731
Scripps Networks Interactive, Inc. Cl A	6,285	174,912
Sears Hldgs. Corp.*	3,751	249,517
Sherwin-Williams Co.	6,829	367,059
Snap-On, Inc.	4,006	115,132
Stanley Works	5,499	186,086
Staples, Inc.	49,666	1,001,763
Starbucks Corp.*	51,093	709,682
Starwood Hotels & Resorts Worldwide, Inc.	12,982	288,200
Target Corp.	52,231	2,061,558
Tiffany & Co.	8,614	218,451
Time Warner Cable, Inc.	24,462	774,712
Time Warner, Inc.	83,069	2,092,508
TJX Cos., Inc.	28,721	903,563
V.F. Corp.	6,143	340,015
Viacom, Inc. Cl B*	42,105	955,784
Washington Post Co. Cl B	419	147,563
Whirlpool Corp.	5,127	218,205
Wyndham Worldwide Corp.	12,375	149,985
Wynn Resorts Ltd.*	4,702	165,981
Yum! Brands, Inc.	32,065	1,069,047
		50,082,517
CONSUMER STAPLES (11.1%)
Altria Group, Inc.	143,555	2,352,866
Archer-Daniels-Midland Co.	44,574	1,193,246
Avon Products, Inc.	29,640	764,119
Brown-Forman Corp. Cl B	6,779	291,361
Campbell Soup Co.	13,864	407,879
Clorox Co.	9,655	539,039
Coca-Cola Co.	138,310	6,637,497
Coca-Cola Enterprises, Inc.	22,042	366,999

Colgate-Palmolive Co.	34,685	2,453,617
ConAgra Foods, Inc.	31,051	591,832
Constellation Brands, Inc. Cl A*	13,676	173,412
Costco Wholesale Corp.	30,148	1,377,764
CVS Caremark Corp.	101,081	3,221,451
Dean Foods Co.*	12,296	235,960
Dr. Pepper Snapple Group, Inc.*	17,626	373,495
Estee Lauder Cos., Inc. Cl A	8,090	264,300
General Mills, Inc.	22,857	1,280,449
Heinz (H.J.) Co.	21,845	779,867
Hershey Co.	11,517	414,612
Hormel Foods Corp.	4,868	168,141
J.M. Smucker Co.	8,223	400,131
Kellogg Co.	17,529	816,326
Kimberly-Clark Corp.	28,758	1,507,782
Kraft Foods, Inc. Cl A	102,371	2,594,081
Kroger Co.	45,292	998,689
Lorillard, Inc.	11,680	791,554
McCormick & Co., Inc.	9,047	294,299
Molson Coors Brewing Co. Cl B	10,358	438,454
Pepsi Bottling Group, Inc.	9,487	321,040
PepsiCo, Inc.	108,087	5,940,462
Philip Morris Int’l., Inc.	136,223	5,942,047
Proctor & Gamble Co.	202,643	10,355,057
Reynolds American, Inc.	11,732	453,090
Safeway, Inc.	29,598	602,911
Sara Lee Corp.	48,297	471,379
SUPERVALU, Inc.	14,692	190,261
Sysco Corp.	40,956	920,691
Tyson Foods, Inc. Cl A	21,005	264,873
Wal-Mart Stores, Inc.	154,940	7,505,294
Walgreen Co.	68,875	2,024,925
Whole Foods Market, Inc.	9,766	185,359
		66,906,611
ENERGY (11.5%)
Anadarko Petroleum Corp.	34,718	1,575,850
Apache Corp.	23,296	1,680,806
Baker Hughes, Inc.	21,534	784,699
BJ Services Co.	20,307	276,784
Cabot Oil & Gas Corp.	7,212	220,976
Cameron International Corp.*	15,097	427,245
Chesapeake Energy Corp.	39,145	776,245
Chevron Corp.	139,468	9,239,755
ConocoPhillips	102,984	4,331,507
Consol Energy, Inc.	12,542	425,926
Denbury Resources, Inc.*	17,277	254,490
Devon Energy Corp.	30,830	1,680,235

Diamond Offshore Drilling, Inc	4,845	402,377
El Paso Corp.	48,706	449,556
ENSCO International, Inc.	9,846	343,330
EOG Resources, Inc.	17,408	1,182,351
Exxon Mobil Corp.	339,031	23,701,652
FMC Technologies, Inc.*	8,580	322,436
Halliburton Co.	62,286	1,289,320
Hess Corp.	19,755	1,061,831
Marathon Oil Corp.	49,141	1,480,618
Massey Energy Co.	5,960	116,458
Murphy Oil Corp.	13,259	720,229
Nabors Industries Ltd.*	19,652	306,178
National Oilwell Varco, Inc.*	29,032	948,185
Noble Energy, Inc.	12,055	710,883
Occidental Petroleum Corp.	56,322	3,706,551
Peabody Energy Corp.	18,563	559,860
Pioneer Natural Resources Co.	7,914	201,807
Range Resources Corp.	10,870	450,127
Rowan Cos., Inc.	7,851	151,681
Schlumberger Ltd.	83,200	4,501,952
Smith International, Inc.	15,232	392,224
Southwestern Energy Co.*	23,859	926,922
Spectra Energy Corp.	44,781	757,695
Sunoco, Inc.	8,116	188,291
Tesoro Corp.	9,607	122,297
Valero Energy Corp.	38,623	652,342
Williams Cos., Inc.	40,302	629,114
XTO Energy, Inc.	40,248	1,535,059
		69,485,844
FINANCIALS (12.6%)
Aflac, Inc.	32,518	1,010,985
Allstate Corp.	37,287	909,803
American Express Co.	82,613	1,919,926
American Int’l. Group, Inc.*	188,098	218,194
Ameriprise Financial, Inc.	17,692	429,385
Aon Corp.	19,233	728,354
Apartment Investment & Management Co. Cl A	8,131	71,959
Assurant, Inc.	8,176	196,960
AvalonBay Communities, Inc.	5,559	310,970
Bank of America Corp.	562,371	7,423,297
Bank of New York Mellon Corp.	83,200	2,438,592
BB&T Corp.	45,013	989,386
Boston Properties, Inc.	9,619	458,826
Capital One Financial Corp.	31,428	687,645
CB Richard Ellis Group, Inc. Cl A*	16,427	153,757
Charles Schwab Corp.	65,236	1,144,239
Chubb Corp.	24,478	976,183

Cincinnati Financial Corp.	11,277	252,041
CIT Group, Inc.	27,002	58,054
Citigroup, Inc.	385,209	1,144,071
CME Group, Inc.	4,625	1,438,884
Comerica, Inc.	10,497	222,012
Discover Financial Svcs.	33,474	343,778
E*Trade Financial Corp.*	71,428	91,428
Equity Residential	19,038	423,215
Federated Investors, Inc. Cl B	6,203	149,430
Fifth Third Bancorp	50,952	361,759
First Horizon National Corp.*	14,923	179,078
Franklin Resources, Inc.	10,465	753,585
Genworth Financial, Inc. Cl A	30,077	210,238
Goldman Sachs Group, Inc.	35,058	5,168,952
Hartford Financial Svcs. Group, Inc.	22,674	269,140
HCP, Inc.	18,971	401,995
Health Care REIT, Inc.	7,720	263,252
Host Hotels & Resorts, Inc.	41,741	350,207
Hudson City Bancorp, Inc.	36,263	481,935
Huntington Bancshares, Inc.	37,742	157,762
IntercontinentalExchange, Inc.*	5,064	578,511
Invesco Ltd.	28,608	509,795
Janus Capital Group, Inc.	11,195	127,623
JPMorgan Chase & Co.	270,933	9,241,525
KeyCorp	49,318	258,426
Kimco Realty Corp.	22,539	226,517
Legg Mason, Inc.	9,956	242,727
Leucadia National Corp.*	12,585	265,418
Lincoln National Corp.	20,569	353,992
Loews Corp.	25,125	688,425
M&T Bank Corp.	5,679	289,231
Marsh & McLennan Cos., Inc.	36,350	731,726
Marshall & Ilsley Corp.	24,461	117,413
MBIA, Inc.*	11,857	51,341
MetLife, Inc.	56,885	1,707,119
Moody’s Corp.	13,256	349,296
Morgan Stanley	94,081	2,682,249
Nasdaq OMX Group, Inc.*	9,543	203,361
Northern Trust Corp.	16,729	898,013
NYSE Euronext	18,057	492,053
People’s United Financial, Inc.	24,182	363,697
Plum Creek Timber Co., Inc.	11,304	336,633
PNC Financial Svcs. Grp., Inc.	32,086	1,245,258
Principal Financial Grp., Inc.	21,570	406,379
Progressive Corp.*	47,375	715,836
ProLogis	30,806	248,296
Prudential Financial, Inc.	32,187	1,198,000

Public Storage	8,742	572,426
Regions Financial Corp.	80,390	324,776
Simon Property Group, Inc.	19,520	1,003,932
SLM Corp.*	32,458	333,344
State Street Corp.	34,324	1,620,093
SunTrust Banks, Inc.	32,263	530,726
T. Rowe Price Group, Inc.	17,717	738,267
Torchmark Corp.	5,745	212,795
Travelers Cos., Inc.	40,733	1,671,682
U.S. Bancorp	131,834	2,362,465
Unum Group	23,015	365,018
Ventas, Inc.	10,866	324,459
Vornado Realty Trust	11,050	497,598
Wells Fargo & Co.	323,672	7,852,283
XL Capital Ltd. Cl A	23,752	272,198
Zions Bancorporation	8,012	92,619
		76,092,818
HEALTH CARE (12.9%)
Abbott Laboratories	107,323	5,048,474
Aetna, Inc.	31,028	777,251
Allergan, Inc.	21,351	1,015,881
AmerisourceBergen Corp.	20,990	372,363
Amgen, Inc.*	70,315	3,722,476
Anthem/WellPoint, Inc.*	33,682	1,714,077
Bard (C.R.), Inc.	6,904	514,003
Baxter International, Inc.	42,007	2,224,691
Becton, Dickinson & Co.	16,641	1,186,670
Biogen Idec, Inc.*	20,043	904,941
Boston Scientific Corp.*	104,700	1,061,658
Bristol-Myers Squibb Co.	137,531	2,793,255
Cardinal Health, Inc.	24,999	763,719
Celgene Corp.*	31,972	1,529,540
Cephalon, Inc.*	5,128	290,501
CIGNA Corp.	18,962	456,795
Coventry Health Care, Inc.*	10,306	192,825
DaVita, Inc.*	7,184	355,321
Dentsply International, Inc.	10,313	314,753
Express Scripts, Inc.*	18,827	1,294,356
Forest Laboratories, Inc.*	20,942	525,854
Genzyme Corp.*	18,730	1,042,699
Gilead Sciences, Inc.*	62,931	2,947,688
Hospira, Inc.*	11,129	428,689
Humana, Inc.*	11,772	379,765
IMS Health, Inc.	12,639	160,515
Intuitive Surgical, Inc.*	2,633	430,917
Johnson & Johnson	191,454	10,874,583
King Pharmaceuticals, Inc.*	17,251	166,127
Laboratory Corp. of America Hldgs.*	7,521	509,849

Life Technologies Corp.*	12,139	506,439
Lilly (Eli) & Co.	70,203	2,431,832
McKesson Corp.	18,845	829,180
Medco Health Solutions, Inc.*	33,498	1,527,844
Medtronic, Inc.	77,638	2,708,790
Merck & Co., Inc.	146,403	4,093,428
Millipore Corp.*	3,862	271,151
Mylan, Inc.*	21,212	276,817
Patterson Cos., Inc.*	6,377	138,381
PerkinElmer, Inc.	8,099	140,923
Pfizer, Inc.	468,821	7,032,315
Quest Diagnostics, Inc.	10,425	588,283
Schering-Plough Corp.	113,054	2,839,916
St. Jude Medical, Inc.*	24,071	989,318
Stryker Corp.	16,561	658,134
Tenet Healthcare Corp.*	29,186	82,305
Thermo Fisher Scientific, Inc.*	29,044	1,184,124
UnitedHealth Group, Inc.	82,652	2,064,647
Varian Medical Systems, Inc.*	8,713	306,175
Waters Corp.*	6,702	344,952
Watson Pharmaceuticals, Inc.*	7,318	246,543
Wyeth	92,650	4,205,384
Zimmer Hldgs., Inc.*	14,956	637,126
		78,104,243
INDUSTRIALS (9.1%)
3M Co.	48,211	2,897,481
Avery Dennison Corp.	7,828	201,023
Boeing Co.	50,420	2,142,850
Burlington Northern Santa Fe Corp.	19,340	1,422,264
C.H. Robinson Worldwide, Inc.	11,772	613,910
Caterpillar, Inc.	41,789	1,380,709
Cintas Corp.	9,132	208,575
Cooper Industries Ltd. Cl A	11,559	358,907
CSX Corp.	27,179	941,209
Cummins, Inc.	14,037	494,243
Danaher Corp.	17,705	1,093,107
Deere & Co.	29,395	1,174,330
Donnelley (R.R.) & Sons Co.	14,249	165,573
Dover Corp.	12,915	427,357
Dun & Bradstreet Corp.	3,693	299,909
Eaton Corp.	11,517	513,773
Emerson Electric Co.	52,172	1,690,373
Equifax, Inc.	8,768	228,845
Expeditors Int’l. of Wash.	14,761	492,132
Fastenal Co.	8,972	297,601
FedEx Corp.	21,618	1,202,393
Flowserve Corp.	3,898	272,119

Fluor Corp.	12,499	641,074
General Dynamics Corp.	26,732	1,480,685
General Electric Co.	735,225	8,616,837
Goodrich Corp.	8,600	429,742
Grainger (W.W.), Inc.	4,324	354,049
Honeywell International, Inc.	51,644	1,621,622
Illinois Tool Works, Inc.	26,694	996,754
Iron Mountain, Inc.*	12,522	360,008
ITT Corp.	12,648	562,836
Jacobs Engineering Group, Inc.*	8,581	361,174
L-3 Communications Hldgs., Inc.	8,093	561,492
Lockheed Martin Corp.	22,691	1,830,029
Manitowoc Co., Inc.	9,066	47,687
Masco Corp.	24,947	238,992
Monster Worldwide, Inc.*	8,752	103,361
Norfolk Southern Corp.	25,510	960,962
Northrop Grumman Corp.	22,459	1,025,927
PACCAR, Inc.	25,257	821,105
Pall Corp.	8,198	217,739
Parker Hannifin Corp.	11,155	479,219
Pitney Bowes, Inc.	14,330	314,257
Precision Castparts Corp.	9,731	710,655
Quanta Services, Inc.*	13,840	320,119
Raytheon Co.	27,378	1,216,405
Republic Services, Inc.	22,355	545,686
Robert Half Int’l., Inc.	10,609	250,585
Rockwell Automation, Inc.	9,851	316,414
Rockwell Collins, Inc.	10,997	458,905
Ryder System, Inc.	3,879	108,302
Southwest Airlines Co.	51,601	347,275
Stericycle, Inc.*	5,896	303,821
Textron, Inc.	18,661	180,265
Union Pacific Corp.	35,000	1,822,100
United Parcel Service, Inc. Cl B	69,085	3,453,559
United Technologies Corp.	65,453	3,400,938
Waste Management, Inc.	34,160	961,946
		54,941,209
INFORMATION TECHNOLOGY (17.0%)
Adobe Systems, Inc.*	36,401	1,030,148
Advanced Micro Devices, Inc.*	39,122	151,402
Affiliated Computer Svcs., Inc. Cl A*	6,776	300,990
Agilent Technologies, Inc.*	23,839	484,170
Akamai Technologies, Inc.*	12,022	230,582
Altera Corp.	20,386	331,884
Amphenol Corp. Cl A	11,893	376,295
Analog Devices, Inc.	20,222	501,101
Apple, Inc.*	61,930	8,820,690

Applied Materials, Inc.	92,722	1,017,160
Autodesk, Inc.*	15,873	301,270
Automatic Data Processing, Inc.	34,819	1,233,985
BMC Software, Inc.*	12,843	433,965
Broadcom Corp. Cl A*	29,699	736,238
CA, Inc.	27,377	477,181
Ciena Corp.*	6,341	65,629
Cisco Systems, Inc.*	400,881	7,472,422
Citrix Systems, Inc.*	12,557	400,443
Cognizant Technology Solutions Inc. Cl A*	20,298	541,957
Computer Sciences Corp.*	10,519	465,992
Compuware Corp.*	16,849	115,584
Convergys Corp.*	8,519	79,056
Corning, Inc.	107,885	1,732,633
Dell, Inc.*	120,739	1,657,746
eBay, Inc.*	74,991	1,284,596
Electronic Arts, Inc.*	22,436	487,310
EMC Corp.*	139,761	1,830,869
Fidelity Nat’l. Information Svcs., Inc.	13,279	265,049
Fiserv, Inc.*	10,803	493,697
FLIR Systems, Inc.*	10,441	235,549
Google, Inc.*	16,706	7,043,083
Harris Corp.	9,205	261,054
Hewlett-Packard Co.	165,676	6,403,377
Int’l. Business Machines Corp.	91,856	9,591,604
Intel Corp.	388,250	6,425,538
Intuit, Inc.*	22,437	631,826
Jabil Circuit, Inc.	14,885	110,447
JDS Uniphase Corp.*	15,306	87,550
Juniper Networks, Inc.*	36,372	858,379
KLA-Tencor Corp.	11,796	297,849
Lexmark International, Inc. Cl A*	5,422	85,939
Linear Technology Corp.	15,446	360,664
LSI Corp.*	45,152	205,893
MasterCard, Inc. Cl A	5,050	844,916
McAfee, Inc.*	10,800	455,652
MEMC Electronic Materials, Inc.*	15,542	276,803
Microchip Technology, Inc.	12,697	286,317
Micron Technology, Inc.*	58,786	297,457
Microsoft Corp.	531,846	12,641,974
Molex, Inc.	9,625	149,669
Motorola, Inc.	159,160	1,055,231
National Semiconductor Corp.	13,592	170,580
NetApp, Inc.*	23,000	453,560
Novell, Inc.*	23,966	108,566
Novellus Systems, Inc.*	6,788	113,360
Nvidia Corp.*	37,990	428,907

Oracle Corp.	262,956	5,632,518
Paychex, Inc.	22,296	561,859
QLogic Corp.*	8,258	104,711
QUALCOMM, Inc.	114,958	5,196,102
salesforce.com, inc.*	7,368	281,237
SanDisk Corp.*	15,766	231,603
Sun Microsystems, Inc.*	51,868	478,223
Symantec Corp.*	56,782	883,528
Tellabs, Inc.*	27,479	157,455
Teradata Corp.*	12,002	281,207
Teradyne, Inc.*	12,040	82,594
Texas Instruments, Inc.	88,457	1,884,134
Total System Services, Inc.	13,689	183,296
VeriSign, Inc.*	13,408	247,780
Western Digital Corp.*	14,264	377,996
Western Union Co.	48,750	799,500
Xerox Corp.	60,129	389,636
Xilinx, Inc.	19,110	390,991
Yahoo!, Inc.*	96,847	1,516,624
		102,882,782
MATERIALS (3.0%)
Air Products & Chemicals, Inc.	14,569	941,012
AK Steel Hldg. Corp.	7,587	145,595
Alcoa, Inc.	67,832	700,705
Allegheny Technologies, Inc.	6,820	238,223
Ball Corp.	6,538	295,256
Bemis Co., Inc.	6,938	174,838
CF Industries Hldgs., Inc.	3,370	249,852
Dow Chemical Co.	74,699	1,205,642
Du Pont (E.I.) de Nemours & Co.	62,810	1,609,192
Eastman Chemical Co.	5,057	191,660
Ecolab, Inc.	11,658	454,545
Freeport-McMoRan Copper & Gold, Inc.	28,588	1,432,545
Int’l. Flavors & Fragrances, Inc.	5,464	178,782
International Paper Co.	30,007	454,006
MeadWestvaco Corp.	11,880	194,951
Monsanto Co.	37,891	2,816,817
Newmont Mining Corp.	33,981	1,388,803
Nucor Corp.	21,819	969,418
Owens-Illinois, Inc.*	11,683	327,241
Pactiv Corp.*	9,169	198,967
PPG Industries, Inc.	11,422	501,426
Praxair, Inc.	21,354	1,517,629
Sealed Air Corp.	11,006	203,061
Sigma-Aldrich Corp.	8,482	420,368
Titanium Metals Corp.	5,911	54,322
United States Steel Corp.	9,962	356,042

Vulcan Materials Co.	8,478	365,402
Weyerhaeuser Co.	14,700	447,321
		18,033,621
TELECOMMUNICATION SERVICES (3.3%)
American Tower Corp. Cl A*	27,612	870,606
AT&T, Inc.	409,633	10,175,284
CenturyTel, Inc.	7,017	215,422
Embarq Corp.	9,900	416,394
Frontier Communications Corp.	21,704	154,967
MetroPCS Communications, Inc.*	16,647	221,572
Qwest Communications Int’l., Inc.	103,722	430,446
Sprint Nextel Corp.*	199,351	958,878
Verizon Communications, Inc.	197,219	6,060,540
Windstream Corp.	30,396	254,111
		19,758,220
UTILITIES (3.8%)
AES Corp.*	46,286	537,380
Allegheny Energy, Inc.	11,762	301,695
Ameren Corp.	14,839	369,343
American Electric Power Co., Inc.	33,112	956,606
CenterPoint Energy, Inc.	24,247	268,657
CMS Energy Corp.	15,762	190,405
Consolidated Edison, Inc.	19,052	712,926
Constellation Energy Group, Inc.	13,856	368,292
Dominion Resources, Inc.	40,960	1,368,883
DTE Energy Co.	11,382	364,224
Duke Energy Corp.	89,485	1,305,586
Dynegy, Inc. Cl A*	35,496	80,576
Edison International	22,643	712,349
Entergy Corp.	13,618	1,055,667
EQT Corp.	9,098	317,611
Exelon Corp.	45,746	2,342,653
FirstEnergy Corp.	21,165	820,144
FPL Group, Inc.	28,550	1,623,353
Integrys Energy Group, Inc.	5,328	159,787
Nicor, Inc.	3,151	109,088
NiSource, Inc.	19,065	222,298
Northeast Utilities	12,164	271,379
Pepco Hldgs., Inc.	15,296	205,578
PG&E Corp.	25,588	983,603
Pinnacle West Capital Corp.	7,019	211,623
PPL Corp.	26,117	860,816
Progress Energy Enterprise	19,388	733,448
Public Svc. Enterprise Group, Inc.	35,174	1,147,728
Questar Corp.	12,103	375,919
SCANA Corp.	8,448	274,307
Sempra Energy	16,971	842,271

Southern Co.	54,341	1,693,266
TECO Energy, Inc.	14,805	176,624
Wisconsin Energy Corp.	8,124	330,728
Xcel Energy, Inc.	31,667	582,989
		22,877,802
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $652,255,776) 92.6%		559,165,667

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (1)	AAA	0.16	09/24/09	1,000,000	999,593
U.S. Treasury Bill (1)	AAA	0.17	09/10/09	1,000,000	999,677
U.S. Treasury Bill (1)	AAA	0.17	08/20/09	3,000,000	2,999,292
					4,998,562
U.S. GOVERNMENT AGENCIES (4.8%)
FHLB	AAA	0.09	07/27/09	11,300,000	11,299,266
FHLB	AAA	0.10	07/17/09	6,000,000	5,999,733
FHLMC	AAA	0.20	09/08/09	4,800,000	4,798,051
FNMA	AAA	0.01	07/01/09	6,800,000	6,800,000
					28,897,050
COMMERCIAL PAPER (1.7%)
Coca-Cola Co.†	A-1	0.21	08/19/09	1,200,000	1,199,657
Emerson Electric Co.†	A-1	0.20	08/10/09	3,500,000	3,499,222
Merck & Co., Inc.	A-1+	0.22	07/20/09	5,400,000	5,399,373
					10,098,252
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $43,993,989) 7.3%					43,993,864

TEMPORARY CASH INVESTMENTS (2) (Cost: $474,600) 0.1%					474,600

TOTAL INVESTMENTS (Cost: $696,724,365) 100.0%					603,634,131

OTHER NET ASSETS 0.0% (3)					38,317

NET ASSETS 100.0%					$603,672,448

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2009 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.5%)
Abercrombie & Fitch Co. Cl A	1,171	29,732
Amazon.com, Inc.*	4,323	361,662
Apollo Group, Inc.*	1,433	101,915
AutoNation, Inc.*	1,453	25,210
AutoZone, Inc.*	500	75,555
Bed Bath & Beyond, Inc.*	3,500	107,625
Best Buy Co., Inc.	4,565	152,882
Big Lots, Inc.*	1,104	23,217
Black & Decker Corp.	812	23,272
Carnival Corp.	5,882	151,579
CBS Corp. Cl B	9,138	63,235
Centex Corp.	1,671	14,137
Coach, Inc.	4,258	114,455
Comcast Corp. Cl A	38,652	560,067
D.R. Horton, Inc.	3,703	34,660
Darden Restaurants, Inc.	1,839	60,650
DeVry, Inc.	825	41,283
DIRECTV Group, Inc.*	7,027	173,637
Disney (Walt) Co.	24,890	580,684
Eastman Kodak Co.	3,596	10,644
Expedia, Inc.*	2,815	42,535
Family Dollar Stores, Inc.	1,882	53,261
Ford Motor Co.*	43,292	262,782
Fortune Brands, Inc.	2,011	69,862
GameStop Corp. Cl A*	2,210	48,642
Gannett Co., Inc.	3,132	11,181
Gap, Inc.	6,173	101,237
Genuine Parts Co.	2,145	71,986
Goodyear Tire & Rubber Co.*	3,242	36,505
H&R Block, Inc.	4,564	78,638
Harley-Davidson, Inc.	3,151	51,078
Harman Int’l. Industries, Inc.	929	17,465
Hasbro, Inc.	1,669	40,457
Home Depot, Inc.	22,739	537,323
International Game Technology	3,991	63,457
Interpublic Group of Cos., Inc.*	6,442	32,532
Johnson Controls, Inc.	7,966	173,022
KB Home	992	13,571
Kohl’s Corp.*	4,103	175,403
Leggett & Platt, Inc.	2,108	32,105
Lennar Corp. Cl A	1,902	18,430
Limited Brands, Inc.	3,621	43,343
Lowe’s Cos., Inc.	19,792	384,163
Macy’s, Inc	5,638	66,303
Marriott International, Inc. Cl A	3,962	87,432
Mattel, Inc.	4,821	77,377
McDonald’s Corp.	14,794	850,507

McGraw-Hill Cos., Inc.	4,231	127,395
Meredith Corp.	487	12,443
New York Times Co. Cl A	1,570	8,651
Newell Rubbermaid, Inc.	3,722	38,746
News Corp. Cl A	30,868	281,207
NIKE, Inc. Cl B	5,195	268,997
Nordstrom, Inc.	2,146	42,684
O’Reilly Automotive, Inc.*	1,804	68,696
Office Depot, Inc.*	3,709	16,913
Omnicom Group, Inc.	4,181	132,036
Penney (J.C.) Co., Inc.	2,982	85,613
Polo Ralph Lauren Corp.	757	40,530
Pulte Homes, Inc.	2,875	25,386
RadioShack Corp.	1,686	23,537
Scripps Networks Interactive, Inc. Cl A	1,211	33,702
Sears Hldgs. Corp.*	725	48,227
Sherwin-Williams Co.	1,322	71,058
Snap-On, Inc.	774	22,245
Stanley Works	1,065	36,040
Staples, Inc.	9,600	193,632
Starbucks Corp.*	9,865	137,025
Starwood Hotels & Resorts Worldwide, Inc.	2,506	55,633
Target Corp.	10,085	398,055
Tiffany & Co.	1,662	42,148
Time Warner Cable, Inc.	4,722	149,546
Time Warner, Inc.	16,039	404,022
TJX Cos., Inc.	5,546	174,477
V.F. Corp.	1,184	65,534
Viacom, Inc. Cl B*	8,130	184,551
Washington Post Co. Cl B	82	28,879
Whirlpool Corp.	991	42,177
Wyndham Worldwide Corp.	2,396	29,040
Wynn Resorts Ltd.*	907	32,017
Yum! Brands, Inc.	6,188	206,308
		9,673,848
CONSUMER STAPLES (5.9%)
Altria Group, Inc.	27,717	454,282
Archer-Daniels-Midland Co.	8,618	230,704
Avon Products, Inc.	5,723	147,539
Brown-Forman Corp. Cl B	1,322	56,820
Campbell Soup Co.	2,677	78,757
Clorox Co.	1,865	104,123
Coca-Cola Co.	26,704	1,281,525
Coca-Cola Enterprises, Inc.	4,273	71,145
Colgate-Palmolive Co.	6,697	473,746
ConAgra Foods, Inc.	5,996	114,284
Constellation Brands, Inc. Cl A*	2,640	33,475
Costco Wholesale Corp.	5,802	265,151
CVS Caremark Corp.	19,515	621,943
Dean Foods Co.*	2,374	45,557
Dr. Pepper Snapple Group, Inc.*	3,414	72,343
Estee Lauder Cos., Inc. Cl A	1,557	50,867

General Mills, Inc.	4,410	247,048
Heinz (H.J.) Co.	4,233	151,118
Hershey Co.	2,234	80,424
Hormel Foods Corp.	956	33,020
J.M. Smucker Co.	1,596	77,661
Kellogg Co.	3,386	157,686
Kimberly-Clark Corp.	5,567	291,878
Kraft Foods, Inc. Cl A	19,760	500,718
Kroger Co.	8,745	192,827
Lorillard, Inc.	2,256	152,889
McCormick & Co., Inc.	1,751	56,960
Molson Coors Brewing Co. Cl B	2,005	84,872
Pepsi Bottling Group, Inc.	1,817	61,487
PepsiCo, Inc.	20,885	1,147,840
Philip Morris Int’l., Inc.	26,301	1,147,250
Proctor & Gamble Co.	39,125	1,999,283
Reynolds American, Inc.	2,276	87,899
Safeway, Inc.	5,715	116,415
Sara Lee Corp.	9,325	91,012
SUPERVALU, Inc.	2,849	36,895
Sysco Corp.	7,908	177,772
Tyson Foods, Inc. Cl A	4,065	51,260
Wal-Mart Stores, Inc.	29,915	1,449,083
Walgreen Co.	13,298	390,961
Whole Foods Market, Inc.	1,894	35,948
		12,922,467
ENERGY (6.2%)
Anadarko Petroleum Corp.	6,719	304,975
Apache Corp.	4,507	325,180
Baker Hughes, Inc.	4,138	150,789
BJ Services Co.	3,927	53,525
Cabot Oil & Gas Corp.	1,392	42,651
Cameron International Corp.*	2,915	82,495
Chesapeake Energy Corp.	7,557	149,855
Chevron Corp.	26,928	1,783,980
ConocoPhillips	19,884	836,321
Consol Energy, Inc.	2,436	82,727
Denbury Resources, Inc.*	3,335	49,125
Devon Energy Corp.	5,938	323,621
Diamond Offshore Drilling, Inc	922	76,572
El Paso Corp.	9,424	86,984
ENSCO International, Inc.	1,906	66,462
EOG Resources, Inc.	3,362	228,347
Exxon Mobil Corp.	65,458	4,576,164
FMC Technologies, Inc.*	1,656	62,232
Halliburton Co.	12,018	248,773
Hess Corp.	3,829	205,809
Marathon Oil Corp.	9,475	285,482
Massey Energy Co.	1,150	22,471
Murphy Oil Corp.	2,564	139,276
Nabors Industries Ltd.*	3,795	59,126

National Oilwell Varco, Inc.*	5,615	183,386
Noble Energy, Inc.	2,327	137,223
Occidental Petroleum Corp.	10,875	715,684
Peabody Energy Corp.	3,597	108,486
Pioneer Natural Resources Co.	1,528	38,964
Range Resources Corp.	2,095	86,754
Rowan Cos., Inc.	1,520	29,366
Schlumberger Ltd.	16,064	869,223
Smith International, Inc.	2,948	75,911
Southwestern Energy Co.*	4,619	179,448
Spectra Energy Corp.	8,645	146,273
Sunoco, Inc.	1,571	36,447
Tesoro Corp.	1,864	23,729
Valero Energy Corp.	7,457	125,949
Williams Cos., Inc.	7,788	121,571
XTO Energy, Inc.	7,768	296,272
		13,417,628
FINANCIALS (6.8%)
Aflac, Inc.	6,285	195,401
Allstate Corp.	7,207	175,851
American Express Co.	15,950	370,678
American Int’l. Group, Inc.*	36,317	42,128
Ameriprise Financial, Inc.	3,415	82,882
Aon Corp.	3,713	140,611
Apartment Investment & Management Co. Cl A	1,576	13,948
Assurant, Inc.	1,587	38,231
AvalonBay Communities, Inc.	1,071	59,912
Bank of America Corp.	108,578	1,433,230
Bank of New York Mellon Corp.	16,063	470,807
BB&T Corp.	8,690	191,006
Boston Properties, Inc.	1,857	88,579
Capital One Financial Corp.	6,067	132,746
CB Richard Ellis Group, Inc. Cl A*	3,171	29,681
Charles Schwab Corp.	12,595	220,916
Chubb Corp.	4,726	188,473
Cincinnati Financial Corp.	2,194	49,036
CIT Group, Inc.	5,222	11,227
Citigroup, Inc.	74,373	220,888
CME Group, Inc.	897	279,066
Comerica, Inc.	2,013	42,575
Discover Financial Svcs.	6,480	66,550
E*Trade Financial Corp.*	13,790	17,651
Equity Residential	3,662	81,406
Federated Investors, Inc. Cl B	1,191	28,691
Fifth Third Bancorp	9,837	69,843
First Horizon National Corp.*	2,881	34,569
Franklin Resources, Inc.	2,030	146,180
Genworth Financial, Inc. Cl A	5,821	40,689
Goldman Sachs Group, Inc.	6,769	998,021
Hartford Financial Svcs. Group, Inc.	4,375	51,931
HCP, Inc.	3,662	77,598

Health Care REIT, Inc.	1,489	50,775
Host Hotels & Resorts, Inc.	8,059	67,615
Hudson City Bancorp, Inc.	7,018	93,269
Huntington Bancshares, Inc.	7,286	30,455
IntercontinentalExchange, Inc.*	979	111,841
Invesco Ltd.	5,523	98,420
Janus Capital Group, Inc.	2,161	24,635
JPMorgan Chase & Co.	52,308	1,784,226
KeyCorp	9,521	49,890
Kimco Realty Corp.	4,351	43,728
Legg Mason, Inc.	1,918	46,761
Leucadia National Corp.*	2,429	51,228
Lincoln National Corp.	3,971	68,341
Loews Corp.	4,851	132,917
M&T Bank Corp.	1,096	55,819
Marsh & McLennan Cos., Inc.	7,018	141,272
Marshall & Ilsley Corp.	4,722	22,666
MBIA, Inc.*	2,290	9,916
MetLife, Inc.	10,982	329,570
Moody’s Corp.	2,560	67,456
Morgan Stanley	18,164	517,856
Nasdaq OMX Group, Inc.*	1,833	39,061
Northern Trust Corp.	3,229	173,333
NYSE Euronext	3,488	95,048
People’s United Financial, Inc.	4,685	70,462
Plum Creek Timber Co., Inc.	2,183	65,010
PNC Financial Svcs. Grp., Inc.	6,195	240,428
Principal Financial Grp., Inc.	4,165	78,469
Progressive Corp.*	9,146	138,196
ProLogis	5,947	47,933
Prudential Financial, Inc.	6,214	231,285
Public Storage	1,685	110,334
Regions Financial Corp.	15,521	62,705
Simon Property Group, Inc.	3,766	193,703
SLM Corp.*	6,267	64,362
State Street Corp.	6,627	312,794
SunTrust Banks, Inc.	6,229	102,467
T. Rowe Price Group, Inc.	3,421	142,553
Torchmark Corp.	1,110	41,114
Travelers Cos., Inc.	7,856	322,410
U.S. Bancorp	25,454	456,136
Unum Group	4,444	70,482
Ventas, Inc.	2,097	62,616
Vornado Realty Trust	2,133	96,063
Wells Fargo & Co.	62,491	1,516,032
XL Capital Ltd. Cl A	4,585	52,544
Zions Bancorporation	1,555	17,976
		14,693,173
HEALTH CARE (6.9%)
Abbott Laboratories	20,721	974,716
Aetna, Inc.	5,991	150,075

Allergan, Inc.	4,138	196,886
AmerisourceBergen Corp.	4,053	71,900
Amgen, Inc.*	13,576	718,713
Anthem/WellPoint, Inc.*	6,503	330,938
Bard (C.R.), Inc.	1,334	99,316
Baxter International, Inc.	8,111	429,559
Becton, Dickinson & Co.	3,213	229,119
Biogen Idec, Inc.*	3,870	174,731
Boston Scientific Corp.*	20,214	204,970
Bristol-Myers Squibb Co.	26,554	539,312
Cardinal Health, Inc.	4,827	147,465
Celgene Corp.*	6,158	294,599
Cephalon, Inc.*	990	56,084
CIGNA Corp.	3,662	88,218
Coventry Health Care, Inc.*	1,990	37,233
DaVita, Inc.*	1,400	69,244
Dentsply International, Inc.	2,006	61,223
Express Scripts, Inc.*	3,634	249,838
Forest Laboratories, Inc.*	4,052	101,746
Genzyme Corp.*	3,617	201,358
Gilead Sciences, Inc.*	12,151	569,153
Hospira, Inc.*	2,162	83,280
Humana, Inc.*	2,276	73,424
IMS Health, Inc.	2,445	31,052
Intuitive Surgical, Inc.*	527	86,249
Johnson & Johnson	36,965	2,099,607
King Pharmaceuticals, Inc.*	3,313	31,904
Laboratory Corp. of America Hldgs.*	1,454	98,567
Life Technologies Corp.*	2,343	97,750
Lilly (Eli) & Co.	13,554	469,511
McKesson Corp.	3,639	160,116
Medco Health Solutions, Inc.*	6,468	295,005
Medtronic, Inc.	14,990	523,001
Merck & Co., Inc.	28,267	790,345
Millipore Corp.*	743	52,166
Mylan, Inc.*	4,102	53,531
Patterson Cos., Inc.*	1,232	26,734
PerkinElmer, Inc.	1,563	27,196
Pfizer, Inc.	90,516	1,357,740
Quest Diagnostics, Inc.	2,013	113,594
Schering-Plough Corp.	21,828	548,319
St. Jude Medical, Inc.*	4,631	190,334
Stryker Corp.	3,198	127,089
Tenet Healthcare Corp.*	5,635	15,891
Thermo Fisher Scientific, Inc.*	5,608	228,638
UnitedHealth Group, Inc.	15,958	398,631
Varian Medical Systems, Inc.*	1,682	59,105
Waters Corp.*	1,294	66,602
Watson Pharmaceuticals, Inc.*	1,414	47,638
Wyeth	17,906	812,753
Zimmer Hldgs., Inc.*	2,888	123,029
		15,085,197

INDUSTRIALS (4.9%)
3M Co.	9,313	559,711
Avery Dennison Corp.	1,511	38,802
Boeing Co.	9,735	413,738
Burlington Northern Santa Fe Corp.	3,734	274,598
C.H. Robinson Worldwide, Inc.	2,277	118,746
Caterpillar, Inc.	8,069	266,600
Cintas Corp.	1,768	40,381
Cooper Industries Ltd. Cl A	2,232	69,304
CSX Corp.	5,248	181,738
Cummins, Inc.	2,702	95,137
Danaher Corp.	3,419	211,089
Deere & Co.	5,676	226,756
Donnelley (R.R.) & Sons Co.	2,765	32,129
Dover Corp.	2,502	82,791
Dun & Bradstreet Corp.	725	58,877
Eaton Corp.	2,220	99,034
Emerson Electric Co.	10,073	326,365
Equifax, Inc.	1,699	44,344
Expeditors Int'l. of Wash.	2,854	95,152
Fastenal Co.	1,738	57,649
FedEx Corp.	4,190	233,048
Flowserve Corp.	762	53,195
Fluor Corp.	2,414	123,814
General Dynamics Corp.	5,162	285,923
General Electric Co.	141,951	1,663,666
Goodrich Corp.	1,659	82,900
Grainger (W.W.), Inc.	835	68,370
Honeywell International, Inc.	9,971	313,089
Illinois Tool Works, Inc.	5,154	192,450
Iron Mountain, Inc.*	2,415	69,431
ITT Corp.	2,441	108,625
Jacobs Engineering Group, Inc.*	1,658	69,785
L-3 Communications Hldgs., Inc.	1,563	108,441
Lockheed Martin Corp.	4,381	353,328
Manitowoc Co., Inc.	1,756	9,237
Masco Corp.	4,817	46,147
Monster Worldwide, Inc.*	1,689	19,947
Norfolk Southern Corp.	4,926	185,562
Northrop Grumman Corp.	4,337	198,114
PACCAR, Inc.	4,878	158,584
Pall Corp.	1,590	42,230
Parker Hannifin Corp.	2,169	93,180
Pitney Bowes, Inc.	2,778	60,922
Precision Castparts Corp.	1,877	137,077
Quanta Services, Inc.*	2,672	61,803
Raytheon Co.	5,286	234,857
Republic Services, Inc.	4,319	105,427
Robert Half Int'l., Inc.	2,049	48,397
Rockwell Automation, Inc.	1,910	61,349

Rockwell Collins, Inc.	2,132	88,968
Ryder System, Inc.	748	20,884
Southwest Airlines Co.	9,941	66,903
Stericycle, Inc.*	1,151	59,311
Textron, Inc.	3,603	34,805
Union Pacific Corp.	6,758	351,821
United Parcel Service, Inc. Cl B	13,339	666,817
United Technologies Corp.	12,637	656,619
Waste Management, Inc.	6,596	185,743
		10,613,710
INFORMATION TECHNOLOGY (9.1%)
Adobe Systems, Inc.*	7,028	198,892
Advanced Micro Devices, Inc.*	7,554	29,234
Affiliated Computer Svcs., Inc. Cl A*	1,315	58,412
Agilent Technologies, Inc.*	4,603	93,487
Akamai Technologies, Inc.*	2,321	44,517
Altera Corp.	3,936	64,078
Amphenol Corp. Cl A	2,297	72,677
Analog Devices, Inc.	3,919	97,113
Apple, Inc.*	11,956	1,702,893
Applied Materials, Inc.	17,903	196,396
Autodesk, Inc.*	3,045	57,794
Automatic Data Processing, Inc.	6,723	238,263
BMC Software, Inc.*	2,480	83,799
Broadcom Corp. Cl A*	5,735	142,171
CA, Inc.	5,294	92,274
Ciena Corp.*	1,216	12,586
Cisco Systems, Inc.*	77,399	1,442,717
Citrix Systems, Inc.*	2,427	77,397
Cognizant Technology Solutions Inc. Cl A*	3,920	104,664
Computer Sciences Corp.*	2,039	90,328
Compuware Corp.*	3,253	22,316
Convergys Corp.*	1,648	15,293
Corning, Inc.	20,830	334,530
Dell, Inc.*	23,311	320,060
eBay, Inc.*	14,478	248,008
Electronic Arts, Inc.*	4,328	94,004
EMC Corp.*	26,984	353,490
Fidelity Nat'l. Information Svcs., Inc.	2,555	50,998
Fiserv, Inc.*	2,086	95,330
FLIR Systems, Inc.*	2,015	45,458
Google, Inc.*	3,217	1,356,255
Harris Corp.	1,778	50,424
Hewlett-Packard Co.	31,988	1,236,336
Int'l. Business Machines Corp.	17,735	1,851,885
Intel Corp.	74,960	1,240,588
Intuit, Inc.*	4,332	121,989
Jabil Circuit, Inc.	2,873	21,318
JDS Uniphase Corp.*	2,955	16,903
Juniper Networks, Inc.*	7,023	165,743
KLA-Tencor Corp.	2,276	57,469

Lexmark International, Inc. Cl A*	1,055	16,722
Linear Technology Corp.	2,983	69,653
LSI Corp.*	8,699	39,667
MasterCard, Inc. Cl A	973	162,793
McAfee, Inc.*	2,085	87,966
MEMC Electronic Materials, Inc.*	2,998	53,394
Microchip Technology, Inc.	2,446	55,157
Micron Technology, Inc.*	11,350	57,431
Microsoft Corp.	102,685	2,440,817
Molex, Inc.	1,859	28,907
Motorola, Inc.	30,729	203,733
National Semiconductor Corp.	2,634	33,057
NetApp, Inc.*	4,443	87,616
Novell, Inc.*	4,640	21,019
Novellus Systems, Inc.*	1,313	21,927
Nvidia Corp.*	7,334	82,801
Oracle Corp.	50,770	1,087,493
Paychex, Inc.	4,319	108,839
QLogic Corp.*	1,595	20,225
QUALCOMM, Inc.	22,196	1,003,259
salesforce.com, inc.*	1,410	53,820
SanDisk Corp.*	3,038	44,628
Sun Microsystems, Inc.*	10,014	92,329
Symantec Corp.*	10,963	170,584
Tellabs, Inc.*	5,306	30,403
Teradata Corp.*	2,318	54,311
Teradyne, Inc.*	2,327	15,963
Texas Instruments, Inc.	17,079	363,783
Total System Services, Inc.	2,646	35,430
VeriSign, Inc.*	2,585	47,771
Western Digital Corp.*	2,754	72,981
Western Union Co.	9,413	154,373
Xerox Corp.	11,610	75,233
Xilinx, Inc.	3,684	75,375
Yahoo!, Inc.*	18,698	292,811
		19,860,360
MATERIALS (1.6%)
Air Products & Chemicals, Inc.	2,819	182,079
AK Steel Hldg. Corp.	1,465	28,113
Alcoa, Inc.	13,097	135,292
Allegheny Technologies, Inc.	1,316	45,968
Ball Corp.	1,276	57,624
Bemis Co., Inc.	1,343	33,844
CF Industries Hldgs., Inc.	651	48,265
Dow Chemical Co.	14,422	232,771
Du Pont (E.I.) de Nemours & Co.	12,144	311,129
Eastman Chemical Co.	982	37,218
Ecolab, Inc.	2,254	87,883
Freeport-McMoRan Copper & Gold, Inc.	5,525	276,858
Int'l. Flavors & Fragrances, Inc.	1,060	34,683
International Paper Co.	5,793	87,648

MeadWestvaco Corp.	2,307	37,858
Monsanto Co.	7,316	543,871
Newmont Mining Corp.	6,560	268,107
Nucor Corp.	4,227	187,806
Owens-Illinois, Inc.*	2,251	63,051
Pactiv Corp.*	1,772	38,452
PPG Industries, Inc.	2,207	96,887
Praxair, Inc.	4,123	293,022
Sealed Air Corp.	2,129	39,280
Sigma-Aldrich Corp.	1,638	81,179
Titanium Metals Corp.	1,152	10,587
United States Steel Corp.	1,923	68,728
Vulcan Materials Co.	1,636	70,512
Weyerhaeuser Co.	2,844	86,543
		3,485,258
TELECOMMUNICATION SERVICES (1.8%)
American Tower Corp. Cl A*	5,337	168,276
AT&T, Inc.	79,088	1,964,546
CenturyTel, Inc.	1,346	41,322
Embarq Corp.	1,911	80,377
Frontier Communications Corp.	4,190	29,917
MetroPCS Communications, Inc.*	3,214	42,778
Qwest Communications Int'l., Inc.	20,025	83,104
Sprint Nextel Corp.*	38,488	185,127
Verizon Communications, Inc.	38,078	1,170,137
Windstream Corp.	5,869	49,065
		3,814,649
UTILITIES (2.0%)
AES Corp.*	8,937	103,759
Allegheny Energy, Inc.	2,274	58,328
Ameren Corp.	2,849	70,912
American Electric Power Co., Inc.	6,393	184,694
CenterPoint Energy, Inc.	4,681	51,865
CMS Energy Corp.	3,043	36,759
Consolidated Edison, Inc.	3,685	137,893
Constellation Energy Group, Inc.	2,681	71,261
Dominion Resources, Inc.	7,908	264,285
DTE Energy Co.	2,195	70,240
Duke Energy Corp.	17,277	252,071
Dynegy, Inc. Cl A*	6,854	15,559
Edison International	4,372	137,543
Entergy Corp.	2,629	203,800
EQT Corp.	1,762	61,511
Exelon Corp.	8,833	452,338
FirstEnergy Corp.	4,096	158,720
FPL Group, Inc.	5,504	312,957
Integrys Energy Group, Inc.	1,028	30,830
Nicor, Inc.	609	21,084
NiSource, Inc.	3,690	43,025
Northeast Utilities	2,348	52,384
Pepco Hldgs., Inc.	2,953	39,688

PG&E Corp.	4,940	189,894
Pinnacle West Capital Corp.	1,358	40,944
PPL Corp.	5,055	166,613
Progress Energy Enterprise	3,730	141,106
Public Svc. Enterprise Group, Inc.	6,809	222,178
Questar Corp.	2,336	72,556
SCANA Corp.	1,634	53,056
Sempra Energy	3,279	162,737
Southern Co.	10,491	326,900
TECO Energy, Inc.	2,860	34,120
Wisconsin Energy Corp.	1,574	64,078
Xcel Energy, Inc.	6,111	112,504
		4,418,192
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $142,279,326) 49.7%		107,984,482

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.9%)
U.S. Treasury Bill (1)	AAA	0.16	09/24/09	1,000,000	999,594
U.S. Treasury Bill (1)	AAA	0.17	08/20/09	500,000	499,882
U.S. Treasury Bill (1)	AAA	0.17	09/10/09	500,000	499,837
					1,999,313
U.S. GOVERNMENT AGENCIES (0.8%)
FHLB	AAA	0.09	07/27/09	1,700,000	1,699,890
COMMERCIAL PAPER (1.3%)
Campbell Soup Co.†	A-1	0.10	07/01/09	2,900,000	2,900,000
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $6,599,226) 3.0%					6,599,203

TOTAL INDEXED ASSETS (Cost: $148,878,552) 52.7%					114,583,685

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.8%)
California Pizza Kitchen, Inc.*	29,019	385,663
Comcast Corp. Cl A	33,167	480,590
Deckers Outdoor Corp.*	4,599	323,172
Dillard's, Inc. Cl A	64,526	593,639
Disney (Walt) Co.	10,862	253,410
Family Dollar Stores, Inc.	10,582	299,471
G-III Apparel Group Ltd.*	19,683	226,158
Grand Canyon Education, Inc.*	14,600	244,988
Gymboree Corp.*	8,596	304,986
H&R Block, Inc.	13,415	231,140
Home Depot, Inc.	6,555	154,895
Johnson Controls, Inc.	19,298	419,153
Leapfrog Enterprises, Inc.*	26,553	60,806
McDonald's Corp.	15,316	880,517

MDC Partners, Inc.*	10,980	60,610
Omnicom Group, Inc.	9,340	294,957
P.F. Chang's China Bistro, Inc.*	7,279	233,365
Pep Boys - Manny, Moe & Jack	38,571	391,110
Rent-A-Center, Inc.*	22,752	405,668
Shutterfly, Inc.*	17,573	245,143
Smith & Wesson Hldg. Corp.*	49,661	282,074
Sonic Corp.*	25,683	257,600
Staples, Inc.	23,512	474,237
Target Corp.	5,339	210,730
Time Warner Cable, Inc.	2,213	70,086
Time Warner, Inc.	8,818	222,134
TJX Cos., Inc.	4,425	139,211
Tupperware Brands Corp.	46,654	1,213,937
V.F. Corp.	4,700	260,145
WMS Industries, Inc.*	12,217	384,958
Wolverine World Wide, Inc.	17,022	375,505
		10,380,058
CONSUMER STAPLES (3.6%)
American Italian Pasta Co. Cl A*	36,293	1,057,578
Casey's General Stores, Inc.	10,366	266,303
Chattem, Inc.*	6,398	435,704
Clorox Co.	4,841	270,273
Colgate-Palmolive Co.	4,778	337,996
Constellation Brands, Inc. Cl A*	28,823	365,476
CVS Caremark Corp.	18,871	601,419
Darling International, Inc.*	16,275	107,415
General Mills, Inc.	8,042	450,513
Great Atlantic & Pacific Tea Co., Inc.*	49,746	211,421
Kraft Foods, Inc. Cl A	9,387	237,867
Lance, Inc.	3,000	69,390
PepsiCo, Inc.	15,709	863,367
Proctor & Gamble Co.	23,331	1,192,214
Smart Balance, Inc.*	28,075	191,191
Vector Group Ltd.	10,592	151,360
Wal-Mart Stores, Inc.	21,916	1,061,611
		7,871,098
ENERGY (4.0%)
Apache Corp.	3,145	226,912
Arena Resources, Inc.*	5,100	162,435
Carrizo Oil and Gas, Inc.*	12,575	215,661
Chevron Corp.	11,280	747,300
CNX Gas Corp.*	6,058	159,144
ConocoPhillips	8,948	376,353
Consol Energy, Inc.	4,838	164,298
Dril-Quip, Inc.*	5,713	217,665
Ellora Energy, Inc.†	21,800	119,900
Endeavour International Corp.*	31,189	42,417
Exxon Mobil Corp.	32,795	2,292,698
Halliburton Co.	18,981	392,907
ION Geophysical Corp.*	27,140	69,750
MarkWest Energy Partners LP	12,020	218,764
McMoRan Exploration Co.*	61,415	366,033
Noble Energy, Inc.	4,550	268,314
Occidental Petroleum Corp.	9,333	614,205
Range Resources Corp.	5,352	221,626
Schlumberger Ltd.	7,884	426,603
Southwestern Energy Co.*	3,815	148,213

Superior Well Services, Inc.*	6,618	39,377
T-3 Energy Services, Inc.*	24,668	293,796
Trico Marine Services, Inc.*	19,907	68,281
Valero Energy Corp.	3,540	59,791
Willbros Group, Inc.*	36,354	454,789
Williams Cos., Inc.	11,624	181,451
XTO Energy, Inc.	3,831	146,114
		8,694,797
FINANCIALS (7.4%)
Aflac, Inc.	6,305	196,022
AmTrust Financial Svcs., Inc.	8,710	99,294
Aon Corp.	4,718	178,671
Ashford Hospitality Trust, Inc.	77,374	217,421
Aspen Insurance Hldgs. Ltd.	21,261	474,971
BancFirst Corp.	4,316	149,247
Bank Mutual Corp.	45,190	394,057
Bank of America Corp.	47,020	620,664
Bank of New York Mellon Corp.	13,241	388,094
Brookline Bancorp, Inc.	44,318	413,044
CapLease, Inc.	8,342	23,024
Chubb Corp.	7,871	313,895
CME Group, Inc.	1,310	407,554
Ellington Financial LLC†***	21,000	420,000
FBR Capital Markets Corp.*	14,700	69,090
Federated Investors, Inc. Cl B	10,914	262,918
FelCor Lodging Trust, Inc.	13,853	34,078
First Niagara Financial Group, Inc.	24,590	280,818
Franklin Resources, Inc.	4,024	289,768
Glacier Bancorp, Inc.	32,861	485,357
Goldman Sachs Group, Inc.	4,589	676,602
Highwoods Properties, Inc.	14,605	326,714
IBERIABANK Corp.	4,123	162,487
iShares Russell 2000 Growth Index Fund	8,675	491,786
iShares Russell Microcap Index Fund	9,949	327,322
JPMorgan Chase & Co.	24,934	850,499
Marlin Business Svcs. Corp.*	22,246	124,578
Meadowbrook Insurance Group, Inc.	50,303	328,479
Medical Properties Trust, Inc.	10,992	66,721
MFA Financial, Inc.	51,301	355,003
Mid-America Apt. Communities, Inc.	5,021	184,321
National Penn Bancshares, Inc.	4,325	19,938
National Retail Pptys., Inc.	7,310	126,829
NewAlliance Bancshares, Inc.	47,686	548,389
Pennsylvania REIT	13,605	68,025
PMA Capital Corp. Cl A*	36,585	166,462
ProAssurance Corp.*	8,305	383,774
Progressive Corp.*	20,811	314,454
ProLogis	9,541	76,900
PS Business Parks, Inc.	3,100	150,164
Realty Income Corp.	14,654	321,216
S.Y. Bancorp, Inc.	10,832	261,809
SeaBright Insurance Hldgs., Inc.*	35,677	361,408
Senior Housing Pptys. Trust	31,199	509,168
Signature Bank*	8,138	220,703
SPDR KBW	7,100	130,143
Stifel Financial Corp.*	4,705	226,263
T. Rowe Price Group, Inc.	6,257	260,729
Tower Group, Inc.	10,093	250,105
Travelers Cos., Inc.	5,049	207,211

Trico Bancshares	6,581	102,006
U.S. Bancorp	20,185	361,715
Vintage Wine Trust, Inc.†***	45,820	0
Walter Investment Management Corp.*	2,654	35,245
Wells Fargo & Co.	23,469	569,358
Westamerica Bancorporation	11,094	550,373
Westfield Financial, Inc.	23,611	213,916
		16,048,802
HEALTH CARE (6.9%)
Abbott Laboratories	23,573	1,108,874
ABIOMED, Inc.*	39,910	352,006
Acorda Therapeutics, Inc.*	5,750	162,093
Aetna, Inc.	5,560	139,278
Almost Family, Inc.*	8,547	223,162
Alnylam Pharmaceuticals, Inc.*	4,950	110,237
Alphatec Hldgs., Inc.*	113,946	378,301
American Medical Systems Hldgs., Inc.*	11,711	185,034
AmerisourceBergen Corp.	17,214	305,376
Amgen, Inc.*	3,158	167,185
Animal Health Int'l., Inc.*	15,370	23,824
Athenahealth, Inc.*	4,825	178,573
Auxilium Pharmaceuticals, Inc.*	4,256	133,553
Baxter International, Inc.	8,689	460,169
CardioNet, Inc.*	11,450	186,864
Celgene Corp.*	9,170	438,693
Conceptus, Inc.*	28,627	483,796
Conmed Corp.*	13,015	201,993
Emergent Biosolutions, Inc.*	12,800	183,424
Enzon Pharmaceuticals, Inc.*	133,795	1,052,967
ev3, Inc.*	20,752	222,461
Exelixis, Inc.*	42,625	207,584
Genoptix, Inc.*	6,580	210,494
Geron Corp.*	12,350	94,725
Gilead Sciences, Inc.*	18,411	862,371
Inspire Pharmaceuticals, Inc.*	22,496	125,078
Isis Pharmaceuticals, Inc.*	8,228	135,762
Johnson & Johnson	26,461	1,502,985
Kendle International, Inc.*	7,900	96,696
Laboratory Corp. of America Hldgs.*	4,729	320,579
Luminex Corp.*	4,675	86,675
Magellan Health Svcs., Inc.*	10,719	351,798
McKesson Corp.	6,982	307,208
MedAssets, Inc.*	14,184	275,879
Medco Health Solutions, Inc.*	3,385	154,390
Medicines Co.*	8,900	74,671
Medivation, Inc.*	6,550	146,786
Medtronic, Inc.	8,916	311,079
Merck & Co., Inc.	9,862	275,742
Mylan, Inc.*	10,046	131,100
Myriad Genetics, Inc.*	2,997	106,843
Myriad Pharmaceticals, Inc.*	0	1
Neogen Corp.*	11,935	345,876
Omnicell, Inc.*	7,475	80,356
Onyx Pharmaceuticals, Inc.*	5,822	164,530
Optimer Pharmaceuticals, Inc.*	8,275	123,877
OSI Pharmaceuticals, Inc. - rights*	1,570	0
Regeneron Pharmaceuticals, Inc.*	3,100	55,552
Schering-Plough Corp.	25,737	646,513
Seattle Genetics, Inc.*	18,921	183,912

Sepracor, Inc.*	17,290	299,463
St. Jude Medical, Inc.*	5,698	234,188
STERIS Corp.	10,578	275,874
Varian, Inc.*	3,825	150,820
		15,037,270
INDUSTRIALS (6.0%)
Actuant Corp. Cl A	23,160	282,552
Aircastle Ltd.	31,902	234,480
Alaska Air Group, Inc.*	24,289	443,517
Astec Industries, Inc.*	10,883	323,116
AZZ, Inc.*	20,938	720,477
Belden, Inc.	6,575	109,803
Burlington Northern Santa Fe Corp.	3,887	285,850
Comfort Systems USA, Inc.	21,003	215,281
Cornell Cos., Inc.*	12,617	204,522
CRA International, Inc.*	4,520	125,475
Cummins, Inc.	9,886	348,086
Curtiss-Wright Corp.	6,204	184,445
Encore Wire Corp.	14,660	312,991
Expeditors Int'l. of Wash.	12,772	425,818
General Electric Co.	74,207	869,706
Genesee & Wyoming, Inc. Cl A*	24,349	645,492
Graham Corp.	14,679	195,231
Hub Group, Inc. Cl A*	8,961	184,955
Huron Consulting Group, Inc.*	4,933	228,053
Illinois Tool Works, Inc.	7,546	281,768
Insteel Industries, Inc.	4,847	39,939
JetBlue Airways Corp*	21,450	91,592
Kaydon Corp.	8,640	281,318
Lockheed Martin Corp.	6,516	525,515
Mueller Industries, Inc.	30,908	642,886
Northrop Grumman Corp.	6,981	318,892
Old Dominion Freight Line, Inc.*	24,192	812,125
Orion Marine Group, Inc.*	14,470	274,930
Powell Industries, Inc.*	5,180	192,023
RBC Bearings, Inc.*	8,555	174,950
Robbins & Myers, Inc.	6,950	133,788
Southwest Airlines Co.	28,769	193,615
Spherion Corp.*	58,204	239,800
Stanley, Inc.*	7,508	246,863
Sun Hydraulics Corp.	12,874	208,173
Teledyne Technologies, Inc.*	3,614	118,359
Tutor Perini Corp.*	27,400	475,664
Union Pacific Corp.	5,393	280,760
United Parcel Service, Inc. Cl B	11,211	560,438
United Technologies Corp.	9,431	490,035
		12,923,283
INFORMATION TECHNOLOGY (8.4%)
Anixter International, Inc.*	5,877	220,916
Apple, Inc.*	7,548	1,075,062
Applied Materials, Inc.	22,803	250,149
Ariba, Inc.*	11,225	110,454
Arris Group, Inc.*	17,325	210,672
AsiaInfo Hldgs., Inc.*	4,423	76,120
Automatic Data Processing, Inc.	8,735	309,568
Broadcom Corp. Cl A*	8,404	208,335
Ceragon Networks Ltd.*	14,050	93,152
Cirrus Logic, Inc.*	20,440	91,980

Cisco Systems, Inc.*	38,027	708,823
Coherent, Inc.*	10,770	222,724
Commvault Systems, Inc.*	12,541	207,930
comScore, Inc.*	7,230	96,304
CyberSource Corp.*	5,849	89,490
Data Domain, Inc.*	20,548	685,276
DemandTec, Inc.*	31,938	281,054
EMC Corp.*	15,768	206,561
FormFactor, Inc.*	11,756	202,673
Global Cash Access Hldgs., Inc.*	80,276	638,997
Google, Inc.*	1,438	606,246
Harmonic, Inc.*	26,862	158,217
Hewlett-Packard Co.	20,181	779,996
Informatica Corp.*	9,622	165,402
Int'l. Business Machines Corp.	9,261	967,034
Intel Corp.	25,886	428,413
L-1 Identity Solutions, Inc.*	20,828	161,209
Lawson Software, Inc.*	21,850	121,923
Littelfuse, Inc.*	5,362	107,026
ManTech International Corp. Cl A*	7,130	306,875
MasterCard, Inc. Cl A	522	87,336
MEMC Electronic Materials, Inc.*	3,621	64,490
Microsemi Corp.*	22,436	309,617
Microsoft Corp.	48,069	1,142,600
MKS Instruments, Inc.*	22,794	300,653
Monolithic Power Systems, Inc.*	11,543	258,679
Monotype Imaging Hldgs., Inc.*	9,329	63,530
Omniture, Inc.*	15,515	194,868
Oracle Corp.	22,961	491,825
Parametric Technology Corp.*	31,791	371,637
Plexus Corp.*	18,075	369,815
QUALCOMM, Inc.	14,830	670,316
Quest Software, Inc.*	11,175	155,780
Riverbed Technology, Inc.*	12,950	300,311
Salary.com, Inc.*	34,302	103,935
ScanSource, Inc.*	6,475	158,767
Semtech Corp.*	30,111	479,066
Silicon Graphics International*	25,250	114,635
Solera Hldgs., Inc.*	7,475	189,865
Starent Networks Corp.*	9,061	221,179
SuccessFactors, Inc.*	8,375	76,883
Sybase, Inc.*	17,596	551,459
Symantec Corp.*	8,063	125,460
Take-Two Interactive Software, Inc.	7,275	68,894
Tech Data Corp.*	2,749	89,920
TIBCO Software, Inc.*	54,743	392,507
TNS, Inc.*	3,600	67,500
ViaSat, Inc.*	9,184	235,478
Virtusa Corp.*	18,225	146,347
Websense, Inc.*	30,585	545,636
Yahoo!, Inc.*	16,265	254,710
		18,392,279
MATERIALS (2.8%)
Ball Corp.	7,215	325,829
Commercial Metals Co.	30,350	486,511
Crown Hldgs., Inc.*	52,606	1,269,909
Cytec Industries, Inc.	11,659	217,091
Dow Chemical Co.	14,783	238,598
Freeport-McMoRan Copper & Gold, Inc.	5,053	253,206

Horsehead Hldg. Corp.*	4,956	36,922
Innophos Hldgs., Inc.	11,250	190,013
Louisiana-Pacific Corp.*	30,755	105,182
Monsanto Co.	5,790	430,429
NewMarket Corp.	2,800	188,524
Royal Gold, Inc.	13,123	547,229
Silgan Hldgs., Inc.	17,331	849,739
Taseko Mines Ltd.*	93,541	159,955
US Gold Corp.*	84,238	222,388
Walter Energy, Inc.	8,990	325,798
Zep, Inc.	12,794	154,168
		6,001,491
TELECOMMUNICATION SERVICES (1.3%)
American Tower Corp. Cl A*	11,664	367,766
AT&T, Inc.	31,273	776,821
CenturyTel, Inc.	11,353	348,537
Consolidated Comms. Hldgs., Inc.	32,960	385,962
Iowa Telecommunications Svcs., Inc.	19,156	239,642
Syniverse Hldgs., Inc.*	38,127	611,176
		2,729,904
UTILITIES (1.8%)
ALLETE, Inc.	5,123	147,286
Avista Corp.	34,872	621,070
Black Hills Corp.	6,281	144,400
Dominion Resources, Inc.	12,254	409,529
Edison International	3,437	108,128
Entergy Corp.	1,912	148,218
Exelon Corp.	5,085	260,403
FirstEnergy Corp.	5,230	202,663
FPL Group, Inc.	3,918	222,777
IDACORP, Inc.	2,620	68,487
Northwest Natural Gas Co.	5,140	227,805
PNM Resources, Inc.	15,941	170,728
Public Svc. Enterprise Group, Inc.	4,719	153,981
Sempra Energy	6,376	316,441
Unisource Energy Corp.	14,307	379,708
Westar Energy, Inc.	17,575	329,883
		3,911,507
TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $115,289,798) 47.0%		101,990,489

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
FINANCIALS (0.0%)
GSC Capital Corp.†(4)	NR	7.25	07/15/10	460,000	0
TOTAL ACTIVE ASSETS - LONG-TERM DEBT SECURITIES (Cost: $460,000) 0.0%					0

TOTAL ACTIVE ASSETS (Cost: $115,749,798) 47.0%					101,990,489

TEMPORARY CASH INVESTMENTS (2) (Cost: $253,400) 0.1%					253,400

TOTAL INVESTMENTS (Cost: $264,881,750) 99.8%					216,827,574

OTHER NET ASSETS 0.2%					549,906

NET ASSETS 100.0%					$217,377,480

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (9.1%)
Dillard’s, Inc. Cl A	364,753	3,355,728
Pep Boys - Manny, Moe & Jack	211,618	2,145,807
Rent-A-Center, Inc.*	127,026	2,264,874
Tupperware Brands Corp.	188,213	4,897,301
Wolverine World Wide, Inc.	93,385	2,060,073
		14,723,783
CONSUMER STAPLES (6.1%)
American Italian Pasta Co. Cl A*	202,367	5,896,969
Casey’s General Stores, Inc.	22,308	573,093
Chattem, Inc.*	10,653	725,469
Great Atlantic & Pacific Tea Co., Inc.*	280,895	1,193,804
Vector Group Ltd.	107,640	1,538,176
		9,927,511
ENERGY (3.8%)
CNX Gas Corp.*	33,807	888,110
Ellora Energy, Inc.†	119,800	658,900
ION Geophysical Corp.*	151,320	388,892
MarkWest Energy Partners LP	67,010	1,219,582
McMoRan Exploration Co.*	146,590	873,676
Superior Well Services, Inc.*	36,739	218,597
T-3 Energy Services, Inc.*	38,893	463,216
Trico Marine Services, Inc.*	110,966	380,613
Willbros Group, Inc.*	82,160	1,027,822
		6,119,408
FINANCIALS (27.0%)
AmTrust Financial Svcs., Inc.	48,550	553,470
Ashford Hospitality Trust, Inc.	415,444	1,167,398
Aspen Insurance Hldgs. Ltd.	116,870	2,610,876
BancFirst Corp.	24,088	832,963
Bank Mutual Corp.	252,304	2,200,091
Brookline Bancorp, Inc.	247,394	2,305,712
CapLease, Inc.	45,534	125,674
Ellington Financial LLC†***	123,900	2,478,000
FBR Capital Markets Corp.*	81,490	383,003
FelCor Lodging Trust, Inc.	77,319	190,205
First Niagara Financial Group, Inc.	137,256	1,567,464
Glacier Bancorp, Inc.	133,149	1,966,611
Highwoods Properties, Inc.	80,296	1,796,222
IBERIABANK Corp.	23,020	907,218
Marlin Business Svcs. Corp.*	124,218	695,621
Meadowbrook Insurance Group, Inc.	276,483	1,805,434
Medical Properties Trust, Inc.	61,392	372,649
MFA Financial, Inc.	290,507	2,010,308
Mid-America Apt. Communities, Inc.	27,613	1,013,673
National Penn Bancshares, Inc.	24,118	111,184
National Retail Pptys., Inc.	40,810	708,054
NewAlliance Bancshares, Inc.	203,711	2,342,677
Pennsylvania REIT	75,234	376,170
PMA Capital Corp. Cl A*	205,703	935,949
ProAssurance Corp.*	45,656	2,109,764
Realty Income Corp.	81,030	1,776,178
S.Y. Bancorp, Inc.	60,496	1,462,188
SeaBright Insurance Hldgs., Inc.*	198,956	2,015,424

Senior Housing Pptys. Trust	100,291	1,636,749
Signature Bank*	8,157	221,218
SPDR KBW	39,590	725,685
Trico Bancshares	36,742	569,501
Vintage Wine Trust, Inc.†***	246,840	0
Walter Investment Management Corp.*	14,831	196,956
Westamerica Bancorporation	48,835	2,422,704
Westfield Financial, Inc.	131,795	1,194,063
		43,787,056
HEALTH CARE (5.8%)
ABIOMED, Inc.*	33,482	295,311
Alphatec Hldgs., Inc.*	314,986	1,045,754
American Medical Systems Hldgs., Inc.*	64,546	1,019,827
Animal Health Int’l., Inc.*	85,820	133,021
Conceptus, Inc.*	90,602	1,531,174
Conmed Corp.*	18,746	290,938
Enzon Pharmaceuticals, Inc.*	440,855	3,469,529
Sepracor, Inc.*	96,387	1,669,423
		9,454,977
INDUSTRIALS (15.2%)
Actuant Corp. Cl A	129,150	1,575,630
Aircastle Ltd.	180,718	1,328,277
Alaska Air Group, Inc.*	134,880	2,462,909
AZZ, Inc.*	58,176	2,001,836
Cornell Cos., Inc.*	71,288	1,155,578
CRA International, Inc.*	25,232	700,440
Encore Wire Corp.	81,730	1,744,936
Genesee & Wyoming, Inc. Cl A*	73,434	1,946,735
Kaydon Corp.	48,200	1,569,392
Mueller Industries, Inc.	174,672	3,633,178
Old Dominion Freight Line, Inc.*	80,465	2,701,210
Orion Marine Group, Inc.*	80,650	1,532,350
Spherion Corp.*	186,900	770,028
Tutor Perini Corp.*	87,507	1,519,122
		24,641,621
INFORMATION TECHNOLOGY (9.5%)
Anixter International, Inc.*	32,803	1,233,065
Cirrus Logic, Inc.*	113,960	512,820
Coherent, Inc.*	60,160	1,244,109
Data Domain, Inc.*	26,182	873,170
DemandTec, Inc.*	40,202	353,778
Global Cash Access Hldgs., Inc.*	198,654	1,581,286
Harmonic, Inc.*	42,330	249,324
Informatica Corp.*	13,536	232,684
ManTech International Corp. Cl A*	19,990	860,370
Microsemi Corp.*	28,970	399,786
MKS Instruments, Inc.*	66,854	881,804
Parametric Technology Corp.*	72,924	852,482
Plexus Corp.*	28,890	591,089
Semtech Corp.*	73,550	1,170,181
Sybase, Inc.*	50,301	1,576,433
Tech Data Corp.*	15,349	502,066
TIBCO Software, Inc.*	203,133	1,456,464
Websense, Inc.*	48,387	863,224
		15,434,135

MATERIALS (11.4%)
Commercial Metals Co.				169,390	2,715,322
Crown Hldgs., Inc.*				293,819	7,092,786
Cytec Industries, Inc.				65,093	1,212,032
Horsehead Hldg. Corp.*				27,646	205,963
Louisiana-Pacific Corp.*				171,416	586,243
Silgan Hldgs., Inc.				72,740	3,566,442
Taseko Mines Ltd.*				497,732	851,122
US Gold Corp.*				128,176	338,385
Walter Energy, Inc.				50,100	1,815,624
					18,383,919
TELECOMMUNICATION SERVICES (2.4%)
Consolidated Comms. Hldgs., Inc.				67,748	793,329
Iowa Telecommunications Svcs., Inc.				106,466	1,331,890
Syniverse Hldgs., Inc.*				109,984	1,763,044
					3,888,263
UTILITIES (5.9%)
Avista Corp.				123,693	2,202,972
Black Hills Corp.				34,503	793,224
IDACORP, Inc.				14,650	382,951
Northwest Natural Gas Co.				28,283	1,253,503
PNM Resources, Inc.				88,294	945,629
Unisource Energy Corp.				79,227	2,102,685
Westar Energy, Inc.				102,400	1,922,048
					9,603,012
TOTAL COMMON STOCKS (Cost: $181,640,560) 96.2%					155,963,685

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
FINANCIALS (0.0%)
GSC Capital Corp.†(4)	NR	7.25	07/15/10	1,890,000	0
TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,890,000) 0.0%					0

SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (3.8%)
FHLB	AAA	0.09	07/27/09	2,000,000	1,999,870
FNMA	AAA	0.01	07/01/09	4,100,000	4,100,000
					6,099,870
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,099,870) 3.8%					6,099,870

TOTAL INVESTMENTS (Cost: $189,630,430) 100.0%					162,063,555

OTHER NET ASSETS 0.0% (3)					17,264

NET ASSETS 100.0%					$162,080,819

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.9%)
California Pizza Kitchen, Inc.*	161,717	2,149,219
Deckers Outdoor Corp.*	25,569	1,796,734
G-III Apparel Group Ltd.*	109,657	1,259,959
Grand Canyon Education, Inc.*	81,350	1,365,053
Gymboree Corp.*	47,792	1,695,660
Leapfrog Enterprises, Inc.*	148,055	339,046
MDC Partners, Inc.*	61,147	337,531
P.F. Chang’s China Bistro, Inc.*	40,539	1,299,680
Shutterfly, Inc.*	97,871	1,365,300
Smith & Wesson Hldg. Corp.*	276,718	1,571,758
Sonic Corp.*	143,095	1,435,243
Tupperware Brands Corp.	72,112	1,876,354
WMS Industries, Inc.*	68,056	2,144,445
		18,635,982
CONSUMER STAPLES (3.5%)
Casey’s General Stores, Inc.	35,800	919,702
Chattem, Inc.*	25,144	1,712,306
Darling International, Inc.*	90,650	598,290
Lance, Inc.	16,725	386,849
Smart Balance, Inc.*	156,475	1,065,595
Vector Group Ltd.	58,973	842,724
		5,525,466
ENERGY (4.7%)
Arena Resources, Inc.*	28,418	905,113
Carrizo Oil and Gas, Inc.*	70,125	1,202,644
Dril-Quip, Inc.*	31,861	1,213,904
Endeavour International Corp.*	173,743	236,290
McMoRan Exploration Co.*	195,775	1,166,819
T-3 Energy Services, Inc.*	98,608	1,174,421
Willbros Group, Inc.*	120,445	1,506,767
		7,405,958
FINANCIALS (7.9%)
Glacier Bancorp, Inc.	51,817	765,337
iShares Russell 2000 Growth Index Fund	48,302	2,738,240
iShares Russell Microcap Index Fund	55,487	1,825,522
NewAlliance Bancshares, Inc.	62,343	716,945
PS Business Parks, Inc.	17,242	835,202
Senior Housing Pptys. Trust	72,275	1,179,528
Signature Bank*	37,198	1,008,810
Stifel Financial Corp.*	26,173	1,258,660
Tower Group, Inc.	56,256	1,394,024
Westamerica Bancorporation	13,121	650,933
		12,373,201
HEALTH CARE (21.2%)
ABIOMED, Inc.*	188,970	1,666,715
Acorda Therapeutics, Inc.*	32,009	902,334
Almost Family, Inc.*	47,619	1,243,332
Alnylam Pharmaceuticals, Inc.*	27,631	615,342
Alphatec Hldgs., Inc.*	324,244	1,076,490
Athenahealth, Inc.*	26,880	994,829
Auxilium Pharmaceuticals, Inc.*	23,764	745,714
CardioNet, Inc.*	63,850	1,042,032

Conceptus, Inc.*	70,621	1,193,495
Conmed Corp.*	53,793	834,867
Emergent Biosolutions, Inc.*	71,350	1,022,446
Enzon Pharmaceuticals, Inc.*	310,958	2,447,239
ev3, Inc.*	115,605	1,239,286
Exelixis, Inc.*	237,528	1,156,761
Genoptix, Inc.*	36,618	1,171,410
Geron Corp.*	68,845	528,041
Inspire Pharmaceuticals, Inc.*	125,352	696,957
Isis Pharmaceuticals, Inc.*	45,913	757,565
Kendle International, Inc.*	44,050	539,172
Luminex Corp.*	26,070	483,338
Magellan Health Svcs., Inc.*	59,751	1,961,028
MedAssets, Inc.*	78,953	1,535,636
Medicines Co.*	49,600	416,144
Medivation, Inc.*	36,531	818,660
Myriad Genetics, Inc.*	16,755	597,316
Myriad Pharmaceticals, Inc.*	1	3
Neogen Corp.*	66,528	1,927,981
Omnicell, Inc.*	41,625	447,469
Onyx Pharmaceuticals, Inc.*	32,519	918,987
Optimer Pharmaceuticals, Inc.*	46,134	690,626
Regeneron Pharmaceuticals, Inc.*	17,298	309,980
Seattle Genetics, Inc.*	105,998	1,030,301
STERIS Corp.	58,907	1,536,295
Varian, Inc.*	21,325	840,845
		33,388,636
INDUSTRIALS (14.0%)
Astec Industries, Inc.*	60,758	1,803,905
AZZ, Inc.*	58,586	2,015,944
Belden, Inc.	36,669	612,372
Comfort Systems USA, Inc.	116,872	1,197,938
Curtiss-Wright Corp.	34,459	1,024,466
Genesee & Wyoming, Inc. Cl A*	62,347	1,652,819
Graham Corp.	81,847	1,088,565
Hub Group, Inc. Cl A*	49,894	1,029,812
Huron Consulting Group, Inc.*	27,456	1,269,291
Insteel Industries, Inc.	27,064	223,007
JetBlue Airways Corp*	119,544	510,453
Old Dominion Freight Line, Inc.*	55,402	1,859,845
Powell Industries, Inc.*	28,794	1,067,394
RBC Bearings, Inc.*	47,730	976,079
Robbins & Myers, Inc.	38,775	746,419
Spherion Corp.*	137,776	567,637
Stanley, Inc.*	41,809	1,374,680
Sun Hydraulics Corp.	71,893	1,162,510
Teledyne Technologies, Inc.*	20,167	660,469
Tutor Perini Corp.*	66,222	1,149,614
		21,993,219
INFORMATION TECHNOLOGY (25.6%)
Ariba, Inc.*	62,588	615,866
Arris Group, Inc.*	96,575	1,174,352
AsiaInfo Hldgs., Inc.*	24,643	424,106
Ceragon Networks Ltd.*	78,225	518,632
Commvault Systems, Inc.*	69,799	1,157,267
comScore, Inc.*	40,298	536,769
CyberSource Corp.*	32,577	498,428
Data Domain, Inc.*	88,256	2,943,338
DemandTec, Inc.*	137,708	1,211,830

FormFactor, Inc.*	65,558	1,130,220
Global Cash Access Hldgs., Inc.*	247,374	1,969,097
Harmonic, Inc.*	107,399	632,580
Informatica Corp.*	40,030	688,116
L-1 Identity Solutions, Inc.*	116,068	898,366
Lawson Software, Inc.*	121,694	679,053
Littelfuse, Inc.*	30,005	598,900
ManTech International Corp. Cl A*	19,845	854,129
Microsemi Corp.*	96,067	1,325,725
MKS Instruments, Inc.*	60,485	797,797
Monolithic Power Systems, Inc.*	64,367	1,442,464
Monotype Imaging Hldgs., Inc.*	51,986	354,025
Omniture, Inc.*	86,508	1,086,540
Parametric Technology Corp.*	104,135	1,217,338
Plexus Corp.*	71,794	1,468,905
Quest Software, Inc.*	62,259	867,890
Riverbed Technology, Inc.*	72,114	1,672,324
Salary.com, Inc.*	191,161	579,218
ScanSource, Inc.*	36,100	885,172
Semtech Corp.*	94,548	1,504,259
Silicon Graphics International*	140,607	638,356
Solera Hldgs., Inc.*	41,619	1,057,123
Starent Networks Corp.*	50,561	1,234,194
SuccessFactors, Inc.*	46,663	428,366
Sybase, Inc.*	47,882	1,500,622
Take-Two Interactive Software, Inc.	40,525	383,772
TIBCO Software, Inc.*	92,745	664,982
TNS, Inc.*	20,075	376,406
ViaSat, Inc.*	51,134	1,311,076
Virtusa Corp.*	101,575	815,647
Websense, Inc.*	122,039	2,177,176
		40,320,426
MATERIALS (5.1%)
Innophos Hldgs., Inc.	62,725	1,059,425
NewMarket Corp.	15,608	1,050,887
Royal Gold, Inc.	73,161	3,050,813
Silgan Hldgs., Inc.	22,952	1,125,337
US Gold Corp.*	341,382	901,248
Zep, Inc.	71,233	858,358
		8,046,068
TELECOMMUNICATION SERVICES (1.9%)
Consolidated Comms. Hldgs., Inc.	114,938	1,345,924
Syniverse Hldgs., Inc.*	103,772	1,663,465
		3,009,389
UTILITIES (1.3%)
ALLETE, Inc.	28,589	821,934
Avista Corp.	68,991	1,228,730
		2,050,664
TOTAL COMMON STOCKS
(Cost: $158,750,872) 97.1%		152,749,009

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (3.6%)
FHLB	AAA	0.09	07/27/09	2,000,000	1,999,870
FNMA	AAA	0.01	07/01/09	3,600,000	3,600,000
					5,599,870
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $5,599,870) 3.6%					5,599,870

TOTAL INVESTMENTS
(Cost: $164,350,742) 100.7%					158,348,879

OTHER NET ASSETS (0.7%)					(1,096,657)

NET ASSETS 100.0%					$157,252,222

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2009  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.5%)
Black & Decker Corp.	4,570	130,976
Burger King Hldgs., Inc.	17,480	301,880
Discovery Communications, Inc. Cl C*	5,662	116,241
Fortune Brands, Inc.	5,235	181,864
Mohawk Industries, Inc.*	4,857	173,298
Newell Rubbermaid, Inc.	11,011	114,625
Penney (J.C.) Co., Inc.	3,634	104,332
PetSmart, Inc.	9,646	207,003
Polo Ralph Lauren Corp.	6,287	336,606
Rent-A-Center, Inc.*	11,925	212,623
V.F. Corp.	9,831	544,146
		2,423,594
CONSUMER STAPLES (8.3%)
Avon Products, Inc.	7,716	198,918
Clorox Co.	5,345	298,411
Coca-Cola Enterprises, Inc.	17,931	298,551
Heinz (H.J.) Co.	6,967	248,722
J.M. Smucker Co.	5,185	252,302
Kroger Co.	28,757	634,092
Ralcorp Hldgs., Inc.*	3,121	190,131
Vector Group Ltd.	37,812	540,333
		2,661,460
ENERGY (6.9%)
CNX Gas Corp.*	11,097	291,518
Denbury Resources, Inc.*	13,460	198,266
Noble Energy, Inc.	5,380	317,259
Pride International, Inc.*	15,300	383,418
Range Resources Corp.	14,211	588,478
Spectra Energy Corp.	17,321	293,071
TEPPCO Partners LP	5,020	149,897
		2,221,907
FINANCIALS (23.9%)
American Financial Group, Inc.	22,287	480,953
Ameriprise Financial, Inc.	15,376	373,176
Annaly Capital Mgmt., Inc.	17,048	258,107
Aon Corp.	12,975	491,363
Associated Banc-Corp.	16,861	210,763
Assurant, Inc.	7,564	182,217
BOK Financial Corp.	11,721	441,530
Developers Diversified Realty Corp.	11,690	57,047
Discover Financial Svcs.	5,967	61,281
Equity Residential	16,783	373,086
Everest Re Group Ltd.	2,416	172,913
Fulton Financial Corp.	39,399	205,269
Genworth Financial, Inc. Cl A	17,034	119,068
HCC Insurance Hldgs., Inc.	5,020	120,530
Host Hotels & Resorts, Inc.	22,213	186,367
iShares Russell Midcap Index Fund	9,390	615,421
iShares Russell Midcap Value Index Fund	21,320	617,427
Marsh & McLennan Cos., Inc.	12,252	246,633
National Retail Pptys., Inc.	10,490	182,002
People’s United Financial, Inc.	40,023	601,946
Principal Financial Grp., Inc.	6,644	125,173
Progressive Corp.*	17,732	267,931

ProLogis	8,338	67,204
Public Storage	5,050	330,674
SPDR KBW	7,420	136,009
StanCorp Financial Group, Inc.	12,752	365,727
Vornado Realty Trust	9,646	434,367
		7,724,184
HEALTH CARE (6.0%)
AmerisourceBergen Corp.	17,434	309,279
CIGNA Corp.	11,344	273,277
Hospira, Inc.*	9,214	354,923
Laboratory Corp. of America Hldgs.*	4,550	308,445
Mettler-Toledo Int’l., Inc.*	4,944	381,430
Mylan, Inc.*	15,960	208,278
Vertex Pharmaceuticals, Inc.*	2,353	83,861
		1,919,493
INDUSTRIALS (7.6%)
Alliant TechSystems, Inc.*	4,777	393,434
CSX Corp.	8,479	293,628
Donnelley (R.R.) & Sons Co.	21,092	245,089
ITT Corp.	4,899	218,006
Kirby Corp.*	10,590	336,656
L-3 Communications Hldgs., Inc.	3,310	229,648
Lincoln Electric Hldgs., Inc.	5,929	213,681
Precision Castparts Corp.	5,791	422,917
Southwest Airlines Co.	15,621	105,129
		2,458,188
INFORMATION TECHNOLOGY (6.8%)
Amdocs Ltd.*	13,402	287,473
Fidelity Nat’l. Information Svcs., Inc.	11,057	220,698
Lender Processing Svcs., Inc.	5,310	147,459
McAfee, Inc.*	4,540	191,543
Micron Technology, Inc.*	35,995	182,135
NCR Corp.*	15,786	186,748
SAIC, Inc.*	9,650	179,008
Sybase, Inc.*	12,501	391,781
Teradata Corp.*	7,716	180,786
Xerox Corp.	36,231	234,777
		2,202,408
MATERIALS (10.3%)
Agnico-Eagle Mines Ltd.	7,257	380,847
Crown Hldgs., Inc.*	51,378	1,240,262
Cytec Industries, Inc.	13,332	248,242
Eastman Chemical Co.	7,251	274,813
Louisiana-Pacific Corp.*	17,461	59,717
Lubrizol Corp.	8,662	409,799
Sonoco Products Co.	21,391	512,314
Steel Dynamics, Inc.	13,681	201,521
		3,327,515
TELECOMMUNICATION SERVICES (2.2%)
Embarq Corp.	10,147	426,783
Windstream Corp.	35,050	293,018
		719,801
UTILITIES (12.8%)
American Electric Power Co., Inc.	16,061	464,002
Edison International	18,275	574,932
Energen Corp.	13,697	546,510

Entergy Corp.				6,208	481,244
ITC Hldgs. Corp.				5,940	269,438
Pepco Hldgs., Inc.				25,532	343,150
PG&E Corp.				14,078	541,158
PPL Corp.				12,669	417,570
Sempra Energy				9,843	488,508
					4,126,512
TOTAL COMMON STOCKS (Cost: $38,816,784) 92.3%					29,785,062

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (3.1%)
FHLB	AAA	0.11	07/02/09	1,000,000	999,997

COMMERCIAL PAPER (4.3%)
Campbell Soup Co.†	A-1	0.10	07/01/09	700,000	700,000
Toyota Motor Credit Corp.	A-1+	0.15	07/07/09	700,000	699,983
					1,399,983
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,399,980) 7.4%					2,399,980

TOTAL INVESTMENTS (Cost: $41,216,764)99.7%					32,185,042

OTHER NET ASSETS 0.3%					96,906

NET ASSETS 100.0%					$32,281,948

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2009  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.6%)
99 Cents Only Stores*	17,250	234,255
Aaron’s, Inc.	19,755	589,094
Advance Auto Parts, Inc.	34,966	1,450,739
Aeropostale, Inc.*	24,682	845,852
American Eagle Outfitters, Inc.	75,960	1,076,353
American Greetings Corp. Cl A	14,508	169,453
AnnTaylor Stores Corp.*	21,553	171,993
Barnes & Noble, Inc.	13,582	280,197
Blyth, Inc.	2,234	73,253
Bob Evans Farms, Inc.	11,299	324,733
BorgWarner, Inc.	42,943	1,466,503
Boyd Gaming Corp.*	20,597	175,075
Brink’s Home Security Hldgs., Inc.*	15,025	425,358
Brinker International, Inc.	37,611	640,515
Callaway Golf Co.	23,726	120,291
Career Education Corp.*	27,205	677,132
CarMax, Inc.*	81,118	1,192,435
Cheesecake Factory, Inc.*	22,152	383,230
Chico’s FAS, Inc.*	65,316	635,525
Chipotle Mexican Grill, Inc. Cl A*	11,724	937,920
Coldwater Creek, Inc.*	17,512	106,123
Collective Brands, Inc.*	23,588	343,677
Corinthian Colleges, Inc.*	32,022	542,132
Dick’s Sporting Goods, Inc.*	31,505	541,886
Dollar Tree, Inc.*	33,103	1,393,636
DreamWorks Animation SKG Cl A*	27,461	757,649
Foot Locker, Inc.	57,030	597,104
Fossil, Inc.*	16,269	391,758
Gentex Corp.	50,673	587,807
Guess?, Inc.	21,676	558,807
Hanesbrands, Inc.*	34,943	524,494
Harte-Hanks, Inc.	14,070	130,148
International Speedway Corp. Cl A	10,220	261,734
ITT Educational Svcs., Inc.*	11,448	1,152,356
J. Crew Group, Inc.*	19,137	517,082
Lamar Advertising Co. Cl A*	28,027	427,972
Life Time Fitness, Inc.*	13,042	260,970
LKQ Corp.*	51,667	849,922
Marvel Entertainment, Inc.*	17,904	637,203
Matthews International Corp. Cl A	11,209	348,824
MDC Hldgs., Inc.	13,622	410,158
Mohawk Industries, Inc.*	20,698	738,505
Netflix, Inc.*	15,071	623,035
NVR, Inc.*	2,137	1,073,607

Panera Bread Co. Cl A*	11,451	570,947
PetSmart, Inc.	46,411	995,980
Phillips-Van Heusen Corp.	18,952	543,733
Priceline.com, Inc.*	15,331	1,710,173
Regis Corp.	16,162	281,380
Rent-A-Center, Inc.*	24,301	433,287
Ross Stores, Inc.	46,641	1,800,343
Ryland Group, Inc.	15,842	265,512
Saks, Inc.*	53,275	236,008
Scholastic Corp.	9,377	185,571
Scientific Games Corp. Cl A*	23,859	376,256
Service Corp. International	92,363	506,149
Sotheby’s	24,655	347,882
Strayer Education, Inc.	5,170	1,127,629
The Warnaco Group, Inc.*	16,884	547,042
Thor Industries, Inc.	13,060	239,912
Timberland Co. Cl A*	16,786	222,750
Toll Brothers, Inc.*	48,611	824,929
Tupperware Brands Corp.	23,048	599,709
Under Armour, Inc. Cl A*	13,504	302,220
Urban Outfitters, Inc.*	42,081	878,230
Wendy’s/Arby’s Group, Inc.	154,233	616,932
Wiley (John) & Sons, Inc. Cl A	15,652	520,429
Williams-Sonoma, Inc.	31,971	379,496
WMS Industries, Inc.*	41,491	1,307,381
		41,466,375
CONSUMER STAPLES (3.7%)
Alberto-Culver Co.	31,479	800,511
BJ’s Wholesale Club, Inc.*	20,441	658,813
Church & Dwight Co., Inc.	25,851	1,403,968
Corn Products Int’l., Inc.	27,471	735,948
Energizer Hldgs., Inc.*	25,500	1,332,120
Flowers Foods, Inc.	28,902	631,220
Hansen Natural Corp.*	26,670	821,969
Lancaster Colony Corp.	7,327	322,901
NBTY, Inc.*	20,263	569,796
PepsiAmericas, Inc.	20,616	552,715
Ralcorp Hldgs., Inc.*	20,822	1,268,476
Ruddick Corp.	14,464	338,892
Smithfield Foods, Inc.*	43,807	611,984
Tootsie Roll Industries, Inc.	9,778	221,863
Universal Corp.	9,204	304,744
		10,575,920
ENERGY (5.7%)
Arch Coal, Inc.	53,147	816,869
Bill Barrett Corp.*	13,729	376,998
Cimarex Energy Co.	30,719	870,576
Comstock Resources, Inc.*	17,100	565,155

Encore Aquisition Co.*	19,423	599,200
Exterran Hldgs., Inc.*	22,982	368,631
Forest Oil Corp.*	40,996	611,660
Frontier Oil Corp.	38,561	505,535
Helix Energy Solutions Group*	36,210	393,603
Helmerich & Payne, Inc.	38,810	1,198,065
Mariner Energy, Inc.*	36,955	434,221
Newfield Exploration Co.*	48,811	1,594,655
Oceaneering Int’l., Inc.*	20,138	910,238
Overseas Shipholding Group, Inc.	8,822	300,301
Patriot Coal Corp.*	27,192	173,485
Patterson-UTI Energy, Inc.	56,451	725,960
Plains Exploration & Production Co.*	44,882	1,227,972
Pride International, Inc.*	63,888	1,601,033
Quicksilver Resources, Inc.*	41,681	387,216
Southern Union Co.	45,684	840,129
Superior Energy Services, Inc.*	28,798	497,341
Tidewater, Inc.	19,017	815,259
Unit Corp.*	17,496	482,365
		16,296,467
FINANCIALS (16.3%)
Affiliated Managers Group, Inc.*	15,189	883,848
Alexandria Real Estate Equities, Inc.	14,492	518,669
AMB Property Corp	53,904	1,013,934
American Financial Group, Inc.	27,689	597,529
AmeriCredit Corp.*	48,885	662,392
Apollo Investment Corp.	52,346	314,076
Associated Banc-Corp.	47,061	588,263
Astoria Financial Corp.	30,008	257,469
BancorpSouth, Inc.	26,684	547,823
Bank of Hawaii Corp.	17,598	630,536
Berkley (W.R.) Corp.	50,639	1,087,219
BRE Properties, Inc.	18,889	448,803
Brown & Brown, Inc.	42,718	851,370
Camden Property Trust	23,594	651,194
Cathay General Bancorp	18,252	173,577
City National Corp.	15,781	581,214
Commerce Bancshares, Inc.	24,435	777,766
Corporate Office Pptys. Trust	21,117	619,362
Cousins Properties, Inc.	16,353	139,001
Cullen/Frost Bankers, Inc.	21,886	1,009,382
Duke Realty Corp.	82,381	722,481
Eaton Vance Corp.	43,043	1,151,400
Equity One, Inc.	13,658	181,105
Essex Property Trust, Inc.	10,104	628,772
Everest Re Group Ltd.	22,658	1,621,633
Federal Realty Investment Trust	21,755	1,120,818
Fidelity Nat’l. Financial, Inc. Cl A	86,427	1,169,357

First American Corp.	34,313	889,050
First Niagara Financial Group, Inc.	55,212	630,521
FirstMerit Corp.	30,183	512,507
Fulton Financial Corp.	64,631	336,728
Gallagher (Arthur J.) & Co.	36,879	786,998
Hanover Insurance Group, Inc.	18,825	717,421
HCC Insurance Hldgs., Inc.	41,313	991,925
Highwoods Properties, Inc.	26,071	583,208
Horace Mann Educators Corp.	14,431	143,877
Hospitality Properties Trust	41,071	488,334
International Bancshares Corp.	18,685	192,642
Jefferies Group, Inc.*	46,596	993,893
Jones Lang LaSalle, Inc.	15,184	496,972
Liberty Property Trust	38,854	895,196
Mack-Cali Realty Corp.	28,793	656,480
Mercury General Corp.	13,104	438,067
Nationwide Health Pptys., Inc.	37,795	972,843
New York Community Bancorp, Inc.	127,175	1,359,501
NewAlliance Bancshares, Inc.	39,403	453,135
Old Republic Int’l. Corp.	88,537	872,089
OMEGA Healthcare Investors, Inc.	30,331	470,737
PacWest Bancorp	9,047	119,059
Potlatch Corp.	14,634	355,460
Protective Life Corp.	31,525	360,646
Raymond James Financial, Inc.	36,259	624,017
Rayonier, Inc.	29,074	1,056,840
Realty Income Corp.	38,448	842,780
Regency Centers Corp.	29,469	1,028,763
Reinsurance Grp. of America, Inc.	26,789	935,204
SEI Investments Co.	49,182	887,243
SL Green Realty Corp	28,324	649,753
StanCorp Financial Group, Inc.	18,043	517,473
SVB Financial Group*	12,152	330,777
Synovus Financial Corp.	103,361	309,049
TCF Financial Corp.	41,496	554,802
The Macerich Co.	29,073	511,976
Trustmark Corp.	17,951	346,813
UDR, Inc.	55,378	572,055
Unitrin, Inc.	18,177	218,488
Valley National Bancorp	52,190	610,623
Waddell & Reed Financial, Inc. Cl A	31,687	835,586
Washington Federal, Inc.	32,407	421,291
Webster Financial Corp.	19,448	156,556
Weingarten Realty Investors	39,179	568,487
Westamerica Bancorporation	10,767	534,151
Wilmington Trust Corp.	25,537	348,835
		46,527,844

HEALTH CARE (11.9%)
Affymetrix, Inc.*	26,126	154,927
Beckman Coulter, Inc.	23,235	1,327,648
Bio-Rad Laboratories, Inc. Cl A*	7,052	532,285
Cerner Corp.*	24,898	1,550,896
Charles River Laboratories Int’l., Inc.*	24,367	822,386
Community Health Systems, Inc.*	34,077	860,444
Covance, Inc.*	23,526	1,157,479
Edwards Lifesciences Corp.*	20,614	1,402,370
Endo Pharmaceuticals Hldgs., Inc.*	43,119	772,692
Gen-Probe, Inc.*	19,198	825,130
Health Management Associates, Inc. Cl A*	90,768	448,394
Health Net, Inc.*	38,267	595,052
Hill-Rom Hldgs., Inc.	23,078	374,325
Hologic, Inc.*	94,560	1,345,589
IDEXX Laboratories, Inc.*	21,716	1,003,279
Immucor, Inc.*	25,925	356,728
Kindred Healthcare, Inc.*	11,063	136,849
Kinetic Concepts, Inc.*	20,349	554,510
LifePoint Hospitals, Inc.*	20,019	525,499
Lincare Hldgs., Inc.*	25,318	595,479
Masimo Corp.*	17,789	428,893
Medicis Pharmaceutical Corp. Cl A	20,944	341,806
Mettler-Toledo Int’l., Inc.*	12,423	958,434
Omnicare, Inc.	38,362	988,205
OSI Pharmaceuticals, Inc.*	21,356	602,880
Owens & Minor, Inc.	15,329	671,717
Perrigo Co.	28,599	794,480
Pharmaceutical Product Development, Inc.	43,398	1,007,702
Psychiatric Solutions, Inc.*	20,697	470,650
ResMed, Inc.*	27,737	1,129,728
Schein (Henry), Inc.*	33,196	1,591,748
Sepracor, Inc.*	40,283	697,702
STERIS Corp.	21,542	561,815
Techne Corp.	13,727	875,920
Teleflex, Inc.	14,642	656,401
Thoratec Corp.*	20,816	557,452
United Therapeutics Corp.*	8,597	716,388
Universal Health Svcs., Inc. Cl B	18,087	883,550
Valeant Pharmaceuticals Int’l.*	30,250	778,030
Varian, Inc.*	10,613	418,471
VCA Antech, Inc.*	31,179	832,479
Vertex Pharmaceuticals, Inc.*	63,740	2,271,693
WellCare Health Plans, Inc.*	15,558	287,667
		33,865,772
INDUSTRIALS (13.6%)
Aecom Technology Corp.*	33,800	1,081,600
AGCO Corp.*	34,020	988,961
AirTran Hldgs., Inc.*	44,144	273,251

Alaska Air Group, Inc.*	13,401	244,702
Alexander & Baldwin, Inc.	15,118	354,366
Alliant TechSystems, Inc.*	12,085	995,321
AMETEK, Inc.	39,584	1,368,815
BE Aerospace, Inc.*	37,235	534,695
Bucyrus International, Inc.	27,665	790,112
Carlisle Cos., Inc.	22,532	541,669
Clean Harbors, Inc.*	7,306	394,451
Con-way, Inc.	17,083	603,201
Copart, Inc.*	23,538	816,062
Corporate Executive Board Co.	12,568	260,912
Corrections Corp. of America*	42,466	721,497
Crane Co.	17,446	389,220
Deluxe Corp.	18,825	241,148
Donaldson Co., Inc.	28,430	984,815
Dycom Industries, Inc.*	14,393	159,331
Federal Signal Corp.	17,997	137,677
FTI Consulting, Inc.*	18,923	959,775
GATX Corp.	17,373	446,834
Graco, Inc.	22,072	486,025
Granite Construction, Inc.	12,241	407,380
Harsco Corp.	29,553	836,350
HNI Corp.	16,518	298,315
Hubbell, Inc. Cl B	20,762	665,630
Hunt (J.B.) Transport Svcs., Inc.	30,167	920,999
IDEX Corp.	29,735	730,589
JetBlue Airways Corp*	75,078	320,583
Joy Global, Inc.	37,620	1,343,786
Kansas City Southern*	33,707	543,020
KBR, Inc.	59,062	1,089,103
Kelly Svcs., Inc. Cl A	10,119	110,803
Kennametal, Inc.	26,936	516,632
Korn/Ferry International*	16,490	175,454
Landstar System, Inc.	18,921	679,453
Lennox International, Inc.	17,363	557,526
Lincoln Electric Hldgs., Inc.	15,679	565,071
Manpower, Inc.	28,861	1,221,975
Miller (Herman), Inc.	19,797	303,686
Mine Safety Appliances Co.	10,986	264,763
MPS Group, Inc.*	34,076	260,341
MSC Industrial Direct Co., Inc. Cl A	16,521	586,165
Navigant Consulting, Inc.*	17,766	229,537
Nordson Corp.	12,364	477,992
Oshkosh Corp.	27,401	398,411
Pentair, Inc.	36,230	928,213
Rollins, Inc.	15,100	261,381
Roper Industries, Inc.	33,325	1,509,956
Shaw Group, Inc.*	30,797	844,146

SPX Corp.	18,036	883,223
Terex Corp.*	39,652	478,600
The Brink’s Co.	14,921	433,157
Thomas & Betts Corp.*	19,440	561,038
Timken Co.	31,352	535,492
Trinity Industries, Inc.	28,927	393,986
United Rentals, Inc.*	22,164	143,844
URS Corp.*	30,635	1,517,045
Valmont Industries, Inc.*	6,701	483,008
Wabtec Corp.	17,602	566,256
Waste Connections, Inc.*	29,514	764,708
Watson Wyatt Worldwide, Inc. Cl A	15,696	589,071
Werner Enterprises, Inc.	15,807	286,423
Woodward Governor Co.	20,232	400,594
		38,858,145
INFORMATION TECHNOLOGY (13.5%)
3Com Corp.*	142,612	671,703
ACI Worldwide, Inc.*	12,880	179,805
Acxiom Corp.	25,185	222,384
ADC Telecommunications, Inc.*	35,559	283,050
Adtran, Inc.	20,198	433,651
Advent Software, Inc.*	5,756	188,739
Alliance Data Systems Corp.*	21,376	880,477
ANSYS, Inc.*	32,258	1,005,159
Arrow Electronics, Inc.*	44,014	934,857
Atmel Corp.*	165,923	618,893
Avnet, Inc.*	55,597	1,169,205
Avocent Corp.*	16,307	227,646
Broadridge Financial Solutions, Inc.	51,631	856,042
Cadence Design Systems, Inc.*	97,148	573,173
CommScope, Inc.*	30,088	790,111
Cree, Inc.*	32,963	968,783
Diebold, Inc.	24,384	642,762
Digital River, Inc.*	14,051	510,332
DST Systems, Inc.*	15,025	555,174
Equinix, Inc.*	13,261	964,605
F5 Networks, Inc.*	28,913	1,000,101
FactSet Research Systems, Inc.	15,373	766,652
Fair Isaac Corp.	17,981	277,986
Fairchild Semiconductor Int’l., Inc.*	45,766	319,904
Gartner, Inc.*	21,918	334,469
Global Payments, Inc.	29,590	1,108,441
Henry (Jack) & Associates, Inc.	30,826	639,640
Hewitt Associates, Inc. Cl A*	30,714	914,663
Imation Corp.	11,139	84,768
Ingram Micro, Inc. Cl A*	59,581	1,042,668
Integrated Device Technology, Inc.*	60,940	368,078
International Rectifier Corp.*	26,415	391,206

Intersil Corp. Cl A	44,985	565,461
Itron, Inc.*	14,716	810,410
Lam Research Corp.*	46,558	1,210,508
Lender Processing Svcs., Inc.	30,946	859,370
Macrovision Solutions Corp.*	30,178	658,182
ManTech International Corp. Cl A*	7,741	333,173
Mentor Graphics Corp.*	34,725	189,946
Metavante Technologies, Inc.*	33,158	857,466
MICROS Systems, Inc.*	29,593	749,295
National Instruments Corp.	20,627	465,345
NCR Corp.*	58,567	692,848
NeuStar, Inc. Cl A*	26,652	590,608
Palm, Inc.*	50,811	841,938
Parametric Technology Corp.*	42,649	498,567
Plantronics, Inc.	18,027	340,891
Polycom, Inc.*	30,856	625,451
RF Micro Devices, Inc.*	98,398	369,976
SAIC, Inc.*	75,036	1,391,918
Semtech Corp.*	22,488	357,784
Silicon Laboratories, Inc.*	16,470	624,872
SRA International, Inc. Cl A*	15,526	272,637
Sybase, Inc.*	30,605	959,161
Synopsys, Inc.*	53,072	1,035,435
Tech Data Corp.*	18,505	605,299
Trimble Navigation Ltd.*	44,035	864,407
ValueClick, Inc.*	32,010	336,745
Vishay Intertechnology, Inc.*	68,868	467,614
Wind River Systems, Inc.*	25,209	288,895
Zebra Technologies Corp. Cl A*	21,864	517,302
		38,306,631
MATERIALS (6.7%)
Airgas, Inc.	30,057	1,218,210
Albemarle Corp.	33,718	862,169
AptarGroup, Inc.	24,962	842,967
Ashland, Inc.	24,614	690,423
Cabot Corp.	24,142	303,706
Carpenter Technology Corp.	16,222	337,580
Cliffs Natural Resources, Inc.	48,206	1,179,601
Commercial Metals Co.	41,413	663,850
Cytec Industries, Inc.	17,408	324,137
FMC Corp.	26,749	1,265,228
Greif, Inc. Cl A	12,630	558,499
Louisiana-Pacific Corp.*	33,685	115,203
Lubrizol Corp.	24,862	1,176,221
Martin Marietta Materials, Inc	16,386	1,292,528
Minerals Technologies, Inc.	6,919	249,222
Olin Corp.	28,726	341,552
Packaging Corp. of America	37,794	612,263

Reliance Steel & Aluminum Co.	23,484	901,551
RPM International, Inc.	47,267	663,629
Scotts Miracle-Gro Co. Cl A	16,210	568,161
Sensient Technologies Corp.	17,942	404,951
Sonoco Products Co.	36,731	879,707
Steel Dynamics, Inc.	68,854	1,014,219
Temple-Inland, Inc.	39,297	515,577
Terra Industries, Inc.	36,696	888,777
Valspar Corp.	36,902	831,402
Worthington Industries, Inc.	22,083	282,442
		18,983,775

TELECOMMUNICATION SERVICES (0.6%)
Cincinnati Bell, Inc.*	79,600	226,064
Syniverse Hldgs., Inc.*	19,174	307,359
Telephone & Data Systems, Inc.	37,077	1,049,279
		1,582,702
UTILITIES (6.2%)
AGL Resources, Inc.	28,412	903,502
Alliant Energy Corp.	40,802	1,066,156
Aqua America, Inc.	49,927	893,693
Black Hills Corp.	14,279	328,274
Cleco Corp.	22,232	498,441
DPL, Inc.	42,738	990,239
Energen Corp.	26,438	1,054,876
Great Plains Energy, Inc.	49,705	772,913
Hawaiian Electric Industries, Inc.	33,761	643,485
IDACORP, Inc.	17,352	453,581
MDU Resources Group	67,709	1,284,440
National Fuel Gas Co.	29,299	1,057,108
NSTAR	39,324	1,262,694
NV Energy, Inc.	86,272	930,875
OGE Energy Corp.	35,347	1,001,027
Oneok, Inc.	38,758	1,142,973
PNM Resources, Inc.	31,882	341,456
UGI Corp.	39,927	1,017,739
Vectren Corp.	29,828	698,870
Westar Energy, Inc.	40,030	751,363
WGL Hldgs., Inc.	18,455	590,929
		17,684,634
TOTAL INDEXED ASSETS - COMMON STOCKS
(Cost: $329,912,897) 92.8%		264,148,265

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.5%)
U.S. Treasury Bill (1)	AAA	0.15	07/30/09	1,300,000	1,299,843
U.S. Treasury Bill (1)	AAA	0.17	08/20/09	3,000,000	2,999,292
					4,299,135
U.S. GOVERNMENT AGENCIES (0.9%)
FHLB	AAA	0.10	07/17/09	2,667,000	2,666,881
COMMERCIAL PAPER (4.0%)
Campbell Soup Co.†	A-1	0.10	07/01/09	4,400,000	4,400,000
Emerson Electric Co.†	A-1	0.20	08/10/09	2,000,000	1,999,556
Siemens Capital Co. LLC†	A-1	0.20	08/19/09	1,880,000	1,879,488
Toyota Motor Credit Corp.	A-1+	0.15	07/07/09	3,000,000	2,999,925
					11,278,969
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $18,244,985) 6.4%					18,244,985

TEMPORARY CASH INVESTMENTS (2)
(Cost: $38,300) 0.00% (3)					38,300

TOTAL INVESTMENTS
(Cost: $348,196,182) 99.2%					282,431,550

OTHER NET ASSETS 0.8%					2,240,591

NET ASSETS 100.0%					$284,672,141

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  (COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2009  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.3%)
Comcast Corp. Cl A	60,083	870,603
Disney (Walt) Co.	19,666	458,808
Family Dollar Stores, Inc.	19,162	542,285
H&R Block, Inc.	24,286	418,448
Home Depot, Inc.	11,873	280,559
Johnson Controls, Inc.	34,957	759,266
McDonald’s Corp.	27,747	1,595,175
Omnicom Group, Inc.	16,920	534,334
Staples, Inc.	42,594	859,121
Target Corp.	9,673	381,793
Time Warner Cable, Inc.	4,009	126,965
Time Warner, Inc.	15,975	402,410
TJX Cos., Inc.	8,015	252,152
V.F. Corp.	8,514	471,250
		7,953,169
CONSUMER STAPLES (6.6%)
Clorox Co.	8,779	490,132
Colgate-Palmolive Co.	8,653	612,113
Constellation Brands, Inc. Cl A*	52,182	661,668
CVS Caremark Corp.	34,189	1,089,603
General Mills, Inc.	14,574	816,435
Kraft Foods, Inc. Cl A	17,009	431,008
PepsiCo, Inc.	28,459	1,564,107
Proctor & Gamble Co.	42,266	2,159,793
Wal-Mart Stores, Inc.	39,703	1,923,213
		9,748,072
ENERGY (7.6%)
Apache Corp.	5,699	411,183
Chevron Corp.	20,431	1,353,554
ConocoPhillips	16,208	681,708
Consol Energy, Inc.	8,763	297,591
Exxon Mobil Corp.	59,408	4,153,211
Halliburton Co.	34,385	711,770
Noble Energy, Inc.	8,238	485,795
Occidental Petroleum Corp.	16,905	1,112,518
Range Resources Corp.	9,694	401,429
Schlumberger Ltd.	14,279	772,637
Southwestern Energy Co.*	6,911	268,492
Valero Energy Corp.	6,413	108,316
Williams Cos., Inc.	21,058	328,715
XTO Energy, Inc.	6,939	264,653
		11,351,572
FINANCIALS (7.2%)
Aflac, Inc.	11,416	354,923
Aon Corp.	8,540	323,410
Bank of America Corp.	85,124	1,123,637
Bank of New York Mellon Corp.	23,966	702,443
Chubb Corp.	14,253	568,410
CME Group, Inc.	2,372	737,953
Federated Investors, Inc. Cl B	19,762	476,067
Franklin Resources, Inc.	7,282	524,377
Goldman Sachs Group, Inc.	8,310	1,225,226
JPMorgan Chase & Co.	45,148	1,539,998

Progressive Corp.*	37,688	569,466
ProLogis	17,279	139,269
T. Rowe Price Group, Inc.	11,332	472,204
Travelers Cos., Inc.	9,138	375,024
U.S. Bancorp	36,553	655,030
Wells Fargo & Co.	42,473	1,030,395
		10,817,832
HEALTH CARE (8.9%)
Abbott Laboratories	42,704	2,008,796
Aetna, Inc.	10,070	252,254
AmerisourceBergen Corp.	31,180	553,133
Amgen, Inc.*	5,717	302,658
Baxter International, Inc.	15,730	833,061
Celgene Corp.*	16,612	794,718
Gilead Sciences, Inc.*	33,356	1,562,395
Johnson & Johnson	47,934	2,722,651
Laboratory Corp. of America Hldgs.*	8,566	580,689
McKesson Corp.	12,647	556,468
Medco Health Solutions, Inc.*	6,130	279,589
Medtronic, Inc.	16,149	563,439
Merck & Co., Inc.	17,872	499,701
Mylan, Inc.*	18,187	237,340
Schering-Plough Corp.	46,615	1,170,969
St. Jude Medical, Inc.*	10,317	424,029
		13,341,890
INDUSTRIALS (5.6%)
Burlington Northern Santa Fe Corp.	7,043	517,942
Cummins, Inc.	17,899	630,224
Expeditors Int’l. of Wash.	23,132	771,221
General Electric Co.	134,432	1,575,543
Illinois Tool Works, Inc.	13,671	510,475
Lockheed Martin Corp.	11,803	951,912
Northrop Grumman Corp.	12,647	577,715
Southwest Airlines Co.	52,117	350,747
Union Pacific Corp.	9,768	508,522
United Parcel Service, Inc. Cl B	20,308	1,015,197
United Technologies Corp.	17,084	887,685
		8,297,183
INFORMATION TECHNOLOGY (10.1%)
Apple, Inc.*	13,676	1,947,873
Applied Materials, Inc.	41,309	453,160
Automatic Data Processing, Inc.	14,623	518,239
Broadcom Corp. Cl A*	15,223	377,378
Cisco Systems, Inc.*	68,889	1,284,091
EMC Corp.*	28,563	374,175
Google, Inc.*	2,601	1,096,556
Hewlett-Packard Co.	36,560	1,413,044
Int’l. Business Machines Corp.	16,777	1,751,854
Intel Corp.	46,894	776,096
MasterCard, Inc. Cl A	945	158,108
MEMC Electronic Materials, Inc.*	6,559	116,816
Microsoft Corp.	87,081	2,069,915
Nortel Networks Corp.*	6,040	263
Oracle Corp.	41,618	891,458
QUALCOMM, Inc.	26,866	1,214,343
Symantec Corp.*	14,633	227,689
Yahoo!, Inc.*	29,467	461,453
		15,132,511

MATERIALS (1.5%)
Ball Corp.	13,070	590,241
Dow Chemical Co.	26,779	432,213
Freeport-McMoRan Copper & Gold, Inc.	9,153	458,657
Monsanto Co.	10,486	779,529
		2,260,640
TELECOMMUNICATION SERVICES (1.8%)
American Tower Corp. Cl A*	21,130	666,229
AT&T, Inc.	56,661	1,407,459
CenturyTel, Inc.	20,555	631,039
		2,704,727
UTILITIES (2.2%)
Dominion Resources, Inc.	22,200	741,924
Edison International	6,225	195,839
Entergy Corp.	3,461	268,297
Exelon Corp.	9,211	471,695
FirstEnergy Corp.	9,474	367,118
FPL Group, Inc.	7,097	403,535
Public Svc. Enterprise Group, Inc.	8,548	278,921
Sempra Energy	11,552	573,326
		3,300,655
TOTAL COMMON STOCKS (Cost: $97,013,180) 56.8%		84,908,251

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.2%)
U.S. Treasury Note	AAA	3.13	05/15/19	1,500,000	1,450,785
U.S. Treasury Strip	AAA	0.00	11/15/21	5,700,000	3,291,084
					4,741,869
U.S. GOVERNMENT AGENCIES (13.8%)
MORTGAGE-BACKED OBLIGATIONS (13.8%)
FHARM	AAA	5.23	04/01/37	682,110	711,571
FHARM	AAA	5.28	02/01/36	354,262	368,362
FHARM	AAA	5.44	05/01/37	549,422	573,133
FHARM	AAA	5.78	03/01/37	318,539	333,091
FHLMC	AAA	5.00	02/01/26	263,633	271,125
FHLMC	AAA	5.50	10/01/18	217,119	229,115
FHLMC	AAA	5.50	01/15/32	190,000	198,642
FHLMC	AAA	6.00	03/15/32	408,917	436,309
FNMA	AAA	4.00	05/01/19	221,852	226,035
FNMA	AAA	4.50	05/01/18	359,970	373,453
FNMA	AAA	4.50	06/01/19	254,412	263,544
FNMA	AAA	4.50	06/01/34	494,205	495,358
FNMA	AAA	5.00	04/01/18	709,545	742,982
FNMA	AAA	5.00	06/01/33	763,836	781,470
FNMA	AAA	5.00	09/01/33	303,479	310,486
FNMA	AAA	5.00	11/01/33	1,192,015	1,219,534
FNMA	AAA	5.00	03/01/34	229,032	234,319
FNMA	AAA	5.00	04/01/34	240,851	246,224
FNMA	AAA	5.00	09/01/35	355,587	363,296
FNMA	AAA	5.50	04/01/17	57,463	60,728
FNMA	AAA	5.50	05/01/17	29,846	31,541

FNMA	AAA	5.50	06/01/17	6,974	7,370
FNMA	AAA	5.50	07/01/33	571,815	593,342
FNMA	AAA	5.50	10/01/33	754,016	782,402
FNMA	AAA	5.50	03/01/34	181,707	188,548
FNMA	AAA	5.50	05/01/34	1,195,147	1,239,392
FNMA	AAA	5.50	07/01/34	413,322	428,624
FNMA	AAA	5.50	09/01/34	358,285	371,549
FNMA	AAA	5.50	10/01/34	249,414	258,647
FNMA	AAA	5.50	02/01/35	330,235	342,460
FNMA	AAA	5.50	02/01/35	270,360	280,116
FNMA	AAA	5.50	04/01/35	392,897	407,074
FNMA	AAA	5.50	08/01/35	152,579	158,084
FNMA	AAA	5.50	08/01/37	264,842	273,778
FNMA	AAA	5.50	11/01/38	302,476	311,500
FNMA	AAA	5.50	06/01/48	284,827	291,722
FNMA	AAA	6.00	03/01/17	20,988	22,364
FNMA	AAA	6.00	05/01/23	140,885	148,754
FNMA	AAA	6.00	03/01/32	11,009	11,615
FNMA	AAA	6.00	04/01/32	111,119	117,164
FNMA	AAA	6.00	04/01/32	68,755	72,495
FNMA	AAA	6.00	05/01/32	104,085	109,747
FNMA	AAA	6.00	04/01/33	316,015	333,204
FNMA	AAA	6.00	05/01/33	176,775	186,170
FNMA	AAA	6.00	06/01/34	223,622	235,157
FNMA	AAA	6.00	09/01/34	112,215	118,003
FNMA	AAA	6.00	10/01/34	209,585	220,395
FNMA	AAA	6.00	11/01/34	235,871	248,038
FNMA	AAA	6.00	12/01/36	427,825	448,155
FNMA	AAA	6.00	01/01/37	359,244	376,315
FNMA	AAA	6.00	04/01/37	326,959	341,167
FNMA	AAA	6.00	05/01/37	365,824	381,722
FNMA	AAA	6.00	06/01/37	452,997	472,683
FNMA	AAA	6.00	02/25/47	208,666	215,415
FNMA	AAA	6.50	09/01/16	25,157	26,707
FNMA	AAA	6.50	03/01/17	48,808	51,731
FNMA	AAA	6.50	05/01/17	25,133	26,638
FNMA	AAA	6.50	06/01/17	55,680	59,015
FNMA	AAA	6.50	04/01/32	69,041	74,177
FNMA	AAA	6.50	05/01/32	129,892	139,555
FNMA	AAA	6.50	05/01/32	104,106	111,851
FNMA	AAA	6.50	07/01/32	45,820	49,229
FNMA	AAA	6.50	07/01/34	180,111	192,891
FNMA	AAA	6.50	05/01/37	346,944	369,990
FNMA	AAA	6.50	09/01/37	524,911	559,779
FNMA	AAA	7.00	09/01/31	45,427	49,768
FNMA	AAA	7.00	11/01/31	24,507	26,849
FNMA	AAA	7.00	04/01/32	33,314	36,465
FNMA	AAA	7.50	06/01/31	23,795	25,978
FNMA	AAA	7.50	02/01/32	21,818	23,817
FNMA	AAA	7.50	04/01/32	25,346	27,564
FNMA	AAA	7.50	06/01/32	34,214	37,207
FNMA	AAA	8.00	03/01/31	21,310	23,252
FNMA	AAA	8.00	04/01/32	19,682	21,451
FNMA	AAA	8.00	04/01/32	5,965	6,499
GNMA(5)	AAA	6.50	04/15/31	11,397	12,277
GNMA(5)	AAA	6.50	10/15/31	17,443	18,790
GNMA(5)	AAA	6.50	12/15/31	15,829	17,052

GNMA(5)	AAA	6.50	05/15/32	23,351	25,104
GNMA(5)	AAA	7.00	05/15/31	11,866	12,968
GNMA(5)	AAA	7.00	09/15/31	16,106	17,602
GNMA(5)	AAA	7.00	09/15/31	2,544	2,781
GNMA(5)	AAA	7.00	05/15/32	5,693	6,179
					20,516,655
CORPORATE DEBT (21.3%)
CONSUMER DISCRETIONARY (3.0%)
Black & Decker Corp.	BBB	4.75	11/01/14	750,000	686,376
Ethan Allen Interiors, Inc.	BB	5.38	10/01/15	500,000	442,849
Fortune Brands, Inc.	BBB-	4.88	12/01/13	500,000	486,760
Fruit of the Loom (4)	NR	7.38	11/15/23	138,068	14
Home Depot, Inc.	BBB+	5.40	03/01/16	500,000	499,111
Johnson Controls, Inc.	BBB	4.88	09/15/13	500,000	480,990
Kellwood Co.	NR	7.88	07/15/09	750,000	150,000
Marriott International, Inc.	BBB-	5.63	02/15/13	500,000	493,618
RadioShack Corp.	BB	7.38	05/15/11	500,000	506,250
Scholastic Corp.	BB-	5.00	04/15/13	500,000	407,500
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	236,029
					4,389,497
CONSUMER STAPLES (0.9%)
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	258,974
Kroger Co.	BBB-	4.95	01/15/15	500,000	472,150
Sara Lee Corp.	BBB+	6.25	09/15/11	500,000	528,460
					1,259,584
ENERGY (4.3%)
Diamond Offshore Drilling, Inc	A-	4.88	07/01/15	500,000	491,718
Enbridge, Inc.	A-	5.80	06/15/14	100,000	104,091
Knight, Inc.	BB	5.15	03/01/15	500,000	433,750
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	237,974
Noble Corp.	A-	7.50	03/15/19	800,000	823,719
Premco Refining Group	BBB	7.50	06/15/15	500,000	518,764
Seariver Maritime, Inc.	AAA	0.00	09/01/12	3,000,000	2,789,995
Sunoco, Inc.	BBB	4.88	10/15/14	500,000	465,769
Weatherford Int’l. Ltd.	BBB+	5.50	02/15/16	500,000	479,433
					6,345,213
FINANCIALS (6.9%)
Brandywine Realty Trust	BBB-	4.50	11/01/09	500,000	498,413
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	500,000	486,496
Capital One Bank	BBB+	5.75	09/15/10	250,000	254,829
Colonial Realty LP	BB+	4.80	04/01/11	250,000	234,143
Developers Diversified Realty	BB+	5.00	05/03/10	250,000	226,364
Duke Realty LP	BBB	4.63	05/15/13	250,000	211,601
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	500,000	452,500
First Horizon Mtg.	AAA	5.00	06/25/33	159,394	159,324
First Horizon National Corp.	BB+	4.50	05/15/13	1,500,000	1,195,874
First Industrial LP	BB	6.88	04/15/12	250,000	202,456
Ford Motor Credit Co. LLC	CCC+	7.38	10/28/09	1,000,000	991,428
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	514,271
GATX Financial Corp.	BBB+	5.13	04/15/10	250,000	249,887
GMAC LLC	CCC	0.00	12/01/12	2,500,000	1,487,496
HCP, Inc.	BBB	4.88	09/15/10	250,000	245,185
HCP, Inc.	BBB	5.65	12/15/13	250,000	227,613
Health Care REIT, Inc.	BBB-	8.00	09/12/12	159,000	157,134
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	500,000	525,315

Lincoln National Corp.	A-	5.65	08/27/12	500,000	485,318
Markel Corp.	BBB	6.80	02/15/13	250,000	247,328
ProLogis	BBB-	5.50	04/01/12	250,000	230,150
Regency Centers LP	BBB+	4.95	04/15/14	250,000	205,781
Shurgard Storage Centers	A-	7.75	02/22/11	250,000	246,350
Vornado Realty LP	BBB	5.60	02/15/11	250,000	246,146
Zions Bancorporation	BB+	5.65	05/15/14	397,000	299,478
					10,280,880
HEALTH CARE (1.2%)
Allergan, Inc.	A	5.75	04/01/16	250,000	246,467
Anthem/WellPoint, Inc.	A-	4.25	12/15/09	500,000	505,941
Laboratory Corp. of America	BBB	5.63	12/15/15	500,000	466,098
Wyeth	A+	5.50	03/15/13	500,000	534,552
					1,753,058
INDUSTRIALS (1.1%)
CSX Corp.	BBB-	6.25	04/01/15	250,000	258,462
Donnelley (R.R.) & Sons Co.	BBB	4.95	04/01/14	500,000	435,251
Masco Corp.	BBB	5.88	07/15/12	500,000	470,141
Steelcase, Inc.	BBB	6.50	08/15/11	500,000	500,565
					1,664,419
INFORMATION TECHNOLOGY (0.7%)
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	500,000	479,293
Cisco Systems, Inc.	A+	5.25	02/22/11	500,000	527,220
					1,006,513
MATERIALS (1.2%)
Lubrizol Corp.	BBB	5.50	10/01/14	500,000	495,897
Martin Marietta Materials, Inc	BBB+	6.88	04/01/11	250,000	260,501
PolyOne Corp.	B-	7.50	12/15/15	1,000,000	535,000
Temple-Inland, Inc.	BBB-	7.88	05/01/12	228,000	228,022
Vulcan Materials Co.	BBB	7.00	06/15/18	250,000	241,009
					1,760,429
TELECOMMUNICATION SERVICES (0.3%)
Nextel Communications, Inc.	BB	5.25	01/15/10	500,000	495,000

UTILITIES (1.7%)
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	250,000	258,423
Duke Energy Corp.	A	4.50	04/01/10	500,000	506,567
Metropolitan Edison	BBB	7.70	01/15/19	250,000	273,447
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	500,000	500,520
Progress Energy Enterprise	A-	5.25	12/15/15	500,000	524,430
Virginia Electric & Power Co.	A-	4.50	12/15/10	500,000	512,128
					2,575,515
TOTAL LONG-TERM DEBT SECURITIES (Cost: $58,294,451) 38.3%					56,788,632

SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.5%)
FHLMC	AAA	0.17	08/24/09	540,000	539,862
FHLMC	AAA	0.20	09/08/09	200,000	199,931
					739,793
COMMERCIAL PAPER (3.2%)
Campbell Soup Co.†	A-1	0.10	07/01/09	2,090,000	2,090,000
Toyota Motor Credit Corp.	A-1+	0.15	07/07/09	700,000	699,983
Toyota Motor Credit Corp.	A-1+	0.26	08/03/09	2,000,000	1,999,523
					4,789,506

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,529,291) 3.7%	5,529,299

TEMPORARY CASH INVESTMENTS (2) (Cost: $412,100) 0.3%	412,100

TOTAL INVESTMENTS (Cost: $161,249,022) 99.1%	147,638,282

OTHER NET ASSETS 0.9%	1,278,176

NET ASSETS 100.0%	$148,916,458

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2009  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (21.8%)
U.S. Treasury Note	AAA	3.13	04/30/13	4,750,000	4,935,545
U.S. Treasury Note	AAA	3.13	05/15/19	4,000,000	3,868,760
U.S. Treasury Note	AAA	3.25	05/31/16	11,500,000	11,550,308
U.S. Treasury Strip	AAA	0.00	08/15/18	35,000,000	24,601,985
					44,956,598
U.S. GOVERNMENT AGENCIES (13.4%)
MORTGAGE-BACKED OBLIGATIONS (1.7%)
FHLMC	AAA	5.00	06/15/17	3,000,000	3,139,089
FHLMC	AAA	6.00	11/01/10	4,980	5,009
FHLMC	AAA	6.00	02/01/19	17,241	18,247
FHLMC	AAA	6.50	11/01/09	2	2
FHLMC	AAA	6.50	04/01/14	75,451	81,547
FHLMC	AAA	7.00	02/01/14	33,301	36,201
FHLMC	AAA	7.50	03/15/21	16,591	17,846
FHLMC	AAA	8.00	09/01/18	3,745	4,041
FHLMC	AAA	8.50	09/01/17	4,267	4,605
FNMA	AAA	6.00	01/01/11	243	251
FNMA	AAA	6.00	09/01/12	15,052	15,954
FNMA	AAA	6.50	08/01/13	15,120	15,867
FNMA	AAA	6.50	12/25/23	46,503	47,396
FNMA	AAA	8.00	06/01/17	818	884
FNMA	AAA	8.50	12/01/09	1,014	1,031
					3,387,970
NON-MORTGAGE-BACKED OBLIGATIONS (11.7%)

FFCB	AAA	4.95	10/10/14	12,500,000	13,645,495
FFCB	AAA	5.10	08/05/13	5,000,000	5,505,635
FHLMC	AAA	6.63	09/15/09	5,000,000	5,065,544
					24,216,674
CORPORATE DEBT (56.5%)
CONSUMER DISCRETIONARY (7.0%)
AutoZone, Inc.	BBB	6.50	01/15/14	1,000,000	1,037,133
Best Buy Co., Inc.	BBB-	6.75	07/15/13	1,000,000	1,035,095
Black & Decker Corp.	BBB	4.75	11/01/14	500,000	457,584
Black & Decker Corp.	BBB	5.75	11/15/16	500,000	470,505
Brinker International, Inc.	BBB-	5.75	06/01/14	1,000,000	900,375
DaimlerChrysler N.A. LLC	A-	5.75	09/08/11	1,000,000	1,020,394
Ethan Allen Interiors, Inc.	BB	5.38	10/01/15	500,000	442,849
Fortune Brands, Inc.	BBB-	4.88	12/01/13	1,000,000	973,519
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	249,555
Johnson Controls, Inc.	BBB	4.88	09/15/13	250,000	240,495
Johnson Controls, Inc.	BBB	5.25	01/15/11	750,000	758,132
Kohl’s Corp.	BBB+	7.38	10/15/11	500,000	537,914
Leggett & Platt, Inc.	A-	4.70	04/01/13	750,000	733,958
Marriott International, Inc.	BBB-	5.63	02/15/13	750,000	740,426
Mattel, Inc.	BBB-	6.13	06/15/11	1,000,000	1,017,419
Newell Rubbermaid, Inc.	BBB-	5.50	04/15/13	500,000	481,419
RadioShack Corp.	BB	7.38	05/15/11	400,000	405,000
Scholastic Corp.	BB-	5.00	04/15/13	250,000	203,750
Stanley Works	A	4.90	11/01/12	525,000	521,224
Starwood Hotels & Resorts	BB	6.25	02/15/13	1,000,000	930,000
Wendy’s International, Inc.	B-	6.25	11/15/11	300,000	288,750
Whirlpool Corp.	BBB-	5.50	03/01/13	500,000	474,807
Whirlpool Corp.	BBB-	6.50	06/15/16	500,000	472,058
					14,392,361

CONSUMER STAPLES (4.7%)
Anheuser-Busch Cos., Inc.	BBB+	4.38	01/15/13	1,000,000	984,705
Anheuser-Busch Cos., Inc.	BBB+	4.70	04/15/12	100,000	101,827
Brown-Forman Corp.	A	5.20	04/01/12	1,000,000	1,058,071
Cargill, Inc.†	A	5.20	01/22/13	1,000,000	1,011,825
Clorox Co.	BBB+	4.20	01/15/10	250,000	253,552
Clorox Co.	BBB+	5.00	03/01/13	500,000	519,627
Clorox Co.	BBB+	5.00	01/15/15	300,000	300,510
ConAgra Foods, Inc.	BBB	6.75	09/15/11	1,000,000	1,069,393
CVS Caremark Corp.	BBB+	6.13	08/15/16	500,000	517,948
Hershey Co.	A	4.85	08/15/15	500,000	494,326
Hershey Co.	A	5.00	04/01/13	500,000	521,915
Kraft Foods, Inc.	BBB+	5.25	10/01/13	500,000	517,009
Kroger Co.	BBB-	4.95	01/15/15	500,000	472,150
Safeway, Inc.	BBB	6.50	03/01/11	500,000	529,538
Sara Lee Corp.	BBB+	3.88	06/15/13	750,000	734,831
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	264,230
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	250,000	251,525
					9,602,982
ENERGY (5.1%)
CenterPoint Energy Resources	BBB	7.88	04/01/13	750,000	800,001
Diamond Offshore Drilling, Inc	A-	4.88	07/01/15	500,000	491,718
Enbridge, Inc.	A-	5.80	06/15/14	1,065,000	1,108,569
Halliburton Co.	A	5.50	10/15/10	500,000	522,943
Knight, Inc.	BB	5.15	03/01/15	250,000	216,875
Nabors Industries Ltd.	BBB+	5.38	08/15/12	750,000	756,875
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	1,000,000	951,895
Noble Corp.	A-	5.88	06/01/13	1,000,000	1,014,420
Premco Refining Group	BBB	7.50	06/15/15	500,000	518,764
Smith International, Inc.	BBB+	6.75	02/15/11	1,000,000	1,029,409
Sunoco, Inc.	BBB	4.88	10/15/14	500,000	465,769
Sunoco, Inc.	BBB	9.63	04/15/15	500,000	562,024
Valero Energy Corp.	BBB	4.75	06/15/13	1,000,000	956,990
Weatherford Int’l. Ltd.	BBB+	5.15	03/15/13	500,000	498,681
Weatherford Int’l. Ltd.	BBB+	5.50	02/15/16	500,000	479,433
					10,374,366
FINANCIALS (13.9%)
American Express Credit Corp.	BBB+	5.88	05/02/13	1,000,000	992,969
Bank of America Corp.	A	5.38	08/15/11	250,000	255,591
Bank of America Corp.	A-	5.75	08/15/16	500,000	433,836
Berkshire Hathaway Finance	AAA	4.20	12/15/10	500,000	515,492
Brandywine Realty Trust	BBB-	4.50	11/01/09	250,000	249,206
Bunge Ltd. Finance Corp.	BBB-	5.10	07/15/15	1,000,000	916,969
Capital One Bank	BBB+	5.75	09/15/10	250,000	254,829
Caterpillar Financial Services	A	6.13	02/17/14	1,000,000	1,066,691
CIT Group, Inc.	BB-	5.80	07/28/11	250,000	187,438
Colonial Realty LP	BB+	4.80	04/01/11	300,000	280,971
Developers Diversified Realty	BB+	5.00	05/03/10	250,000	226,364
Duke Realty LP	BBB	4.63	05/15/13	500,000	423,202
ERP Operating LP	BBB+	5.38	08/01/16	500,000	459,968
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	742,000	671,510
First Horizon National Corp.	BB+	4.50	05/15/13	125,000	99,656
First Industrial LP	BB	6.88	04/15/12	750,000	607,369
Ford Motor Credit Co. LLC	CCC+	7.38	10/28/09	750,000	743,571

Fosters Finance Corp.†	BBB	4.88	10/01/14	500,000	457,904
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	514,271
GATX Financial Corp.	BBB+	5.13	04/15/10	250,000	249,887
General Electric Capital Corp.	AA+	5.00	01/08/16	500,000	491,484
Harley-Davidson Funding†	BBB+	5.25	12/15/12	1,000,000	936,872
HCP, Inc.	BBB	4.88	09/15/10	500,000	490,369
HCP, Inc.	BBB	5.65	12/15/13	500,000	455,226
Health Care REIT, Inc.	BBB-	8.00	09/12/12	500,000	494,132
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	1,000,000	1,050,629
HSBC Finance Corp.	A	1.20	01/10/10	50,000	49,413
HSBC Finance Corp.	A	1.22	01/10/10	100,000	97,836
HSBC Finance Corp.	A	1.38	04/10/11	20,000	18,262
HSBC Finance Corp.	A	1.64	07/10/09	15,000	14,995
HSBC Finance Corp.	A	1.98	06/10/11	10,000	9,383
HSBC Finance Corp.	A	2.17	11/10/13	40,000	33,921
HSBC Finance Corp.	A	2.20	11/10/13	43,000	37,699
HSBC Finance Corp.	A	2.38	11/10/13	70,000	60,864
Jefferson-Pilot Corp.	A-	4.75	01/30/14	500,000	441,184
JPMorgan Chase & Co.	A+	5.60	06/01/11	250,000	261,735
KeyCorp	BBB+	6.50	05/14/13	1,050,000	1,046,138
Kimco Realty Corp.	BBB+	6.00	11/30/12	1,000,000	947,159
Lehman Brothers Hldgs.(4)	NR	5.75	07/18/11	250,000	36,875
Lincoln National Corp.	A-	5.65	08/27/12	400,000	388,254
Mack-Cali Realty LP	BBB	5.80	01/15/16	1,000,000	867,162
MetLife, Inc.	A-	5.00	11/24/13	250,000	249,417
Morgan Stanley	A	1.75	02/01/11	500,000	470,785
Nat’l. Rural Utilities Coop.	A	7.25	03/01/12	1,000,000	1,092,237
Nationwide Health Pptys., Inc.	BBB-	6.50	07/15/11	500,000	492,586
Nissan Motor Acceptance Corp.†	BBB	5.63	03/14/11	500,000	486,668
ProLogis	BBB-	5.50	04/01/12	500,000	460,299
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	863,002
Protective Life Secured Trust	AA-	1.50	05/10/10	650,000	616,720
Regency Centers LP	BBB+	4.95	04/15/14	500,000	411,562
Simon Property Group LP	A-	4.88	08/15/10	500,000	503,882
SLM Corp.	BBB-	1.50	06/15/12	60,000	39,791
SLM Corp.	BBB-	2.40	12/15/09	200,000	186,028
Southtrust Bank, N.A.	AA-	4.75	03/01/13	250,000	244,259
Textron Financial Corp.	BB+	5.13	02/03/11	250,000	229,443
Textron Financial Corp.	BB+	5.40	04/28/13	1,000,000	818,768
Travelers Cos., Inc.	A-	5.38	06/15/12	1,000,000	1,016,958
Tyco Int’l. Finance	BBB+	6.00	11/15/13	675,000	686,352
Union Planters Corp.	BBB+	4.38	12/01/10	250,000	242,259
Vornado Realty LP	BBB	5.60	02/15/11	500,000	492,293
Wachovia Bank, N.A.	AA-	5.60	03/15/16	500,000	469,493
Zions Bancorporation	BB+	5.65	05/15/14	1,000,000	754,352
					28,664,440
HEALTH CARE (5.7%)
Abbott Laboratories	AA	5.60	05/15/11	500,000	534,197
Allergan, Inc.	A	5.75	04/01/16	500,000	492,933
Anthem/WellPoint, Inc.	A-	4.25	12/15/09	200,000	202,376
Baxter International, Inc.	A+	4.63	03/15/15	250,000	256,387
Beckman Coulter, Inc.	BBB	6.88	11/15/11	925,000	973,928
Blue Cross & Blue Shield of FL†	A-	8.25	11/15/11	1,000,000	1,085,477
Boston Scientific Corp.	BB+	4.25	01/12/11	500,000	483,750
Cardinal Health, Inc.	BBB+	5.50	06/15/13	1,000,000	993,158
Fisher Scientific Int’l., Inc.	BBB+	6.13	07/01/15	500,000	501,875
Humana, Inc.	BBB	6.45	06/01/16	1,415,000	1,245,083
Laboratory Corp. of America	BBB	5.50	02/01/13	285,000	279,704

Laboratory Corp. of America	BBB	5.63	12/15/15	500,000	466,098
Lilly (Eli) & Co.	AA	4.20	03/06/14	1,000,000	1,029,561
Lilly (Eli) & Co.	AA	5.20	03/15/17	500,000	523,862
McKesson Corp.	BBB+	7.75	02/01/12	1,000,000	1,095,171
UnitedHealth Group, Inc.	A-	5.25	03/15/11	250,000	258,009
UnitedHealth Group, Inc.	A-	5.50	11/15/12	750,000	776,129
WellPoint, Inc.	A-	5.00	01/15/11	500,000	512,647
					11,710,345
INDUSTRIALS (7.4%)
Acuity Brands, Inc.	BBB-	8.38	08/01/10	1,000,000	1,006,751
Avery Dennison Corp.	BBB	4.88	01/15/13	500,000	490,228
Burlington Northern Santa Fe	BBB	4.30	07/01/13	500,000	499,816
CSX Corp.	BBB-	6.25	04/01/15	1,000,000	1,033,848
Dun & Bradstreet Corp.	A-	5.50	03/15/11	500,000	509,373
Dun & Bradstreet Corp.	A-	6.00	04/01/13	1,000,000	1,002,515
Federal Express Corp.	BBB	9.65	06/15/12	1,000,000	1,122,904
General Dynamics Corp.	A	4.50	08/15/10	500,000	516,829
Goodrich Corp.	BBB+	7.63	12/15/12	1,000,000	1,104,129
Masco Corp.	BBB	4.80	06/15/15	500,000	392,990
Masco Corp.	BBB	5.88	07/15/12	300,000	282,085
Pall Corp.†	NR	6.00	08/01/12	1,000,000	995,661
Precision Castparts Corp.	BBB+	5.60	12/15/13	750,000	751,137
Roper Industries, Inc.	BBB-	6.63	08/15/13	1,000,000	998,668
Ryder System, Inc.	BBB+	6.00	03/01/13	500,000	497,800
Ryder System, Inc.	BBB+	7.20	09/01/15	1,000,000	1,002,241
Southwest Airlines Co.	BBB+	5.25	10/01/14	500,000	481,811
Steelcase, Inc.	BBB	6.50	08/15/11	1,000,000	1,001,129
Union Pacific Corp.	BBB	4.88	01/15/15	500,000	502,747
Union Pacific Corp.	BBB	6.13	01/15/12	500,000	522,587
Waste Management, Inc.	BBB	5.00	03/15/14	500,000	488,535
					15,203,784
INFORMATION TECHNOLOGY (2.6%)
Arrow Electronics, Inc.	BBB-	6.88	07/01/13	750,000	769,221
Avnet, Inc.	BBB-	6.00	09/01/15	980,000	901,181
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	263,610
Computer Sciences Corp.	A-	7.38	06/15/11	950,000	1,009,550
Intuit, Inc.	BBB	5.40	03/15/12	725,000	732,064
Western Union Co.	A-	5.40	11/17/11	500,000	522,571
Xerox Corp.	BBB	6.88	08/15/11	1,000,000	1,035,000
					5,233,197
MATERIALS (2.5%)
Bemis Co., Inc.	A	4.88	04/01/12	500,000	457,496
Lubrizol Corp.	BBB	5.50	10/01/14	500,000	495,897
Martin Marietta Materials, Inc	BBB+	6.88	04/01/11	1,000,000	1,042,005

Rohm & Haas Co.	BBB-	5.60	03/15/13	750,000	741,410
Sealed Air Corp.†	BB+	5.63	07/15/13	1,000,000	904,307
Sonoco Products Co.	BBB+	6.50	11/15/13	250,000	240,389
Temple-Inland, Inc.	BBB-	7.88	05/01/12	143,000	143,014
Vulcan Materials Co.	BBB	6.30	06/15/13	1,000,000	1,030,627
					5,055,145
TELECOMMUNICATION SERVICES (1.1%)
BellSouth Corp.	A	4.75	11/15/12	900,000	931,793
Nextel Communications, Inc.	BB	5.25	01/15/10	250,000	247,500
Verizon New England, Inc.	A	6.50	09/15/11	1,000,000	1,064,419
					2,243,712
UTILITIES (6.5%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	489,815
AGL Capital Corp.	BBB+	7.13	01/14/11	1,000,000	1,026,560
Arizona Public Svc. Co.	BBB-	6.38	10/15/11	500,000	518,690
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	500,000	516,846
Atmos Energy Corp.	BBB+	4.95	10/15/14	1,000,000	994,978
Black Hills Corp.	BBB-	9.00	05/15/14	2,000,000	2,054,042
Duke Energy Corp.	A	4.50	04/01/10	500,000	506,567
Entergy New Orleans, Inc.	BBB+	5.25	08/01/13	1,000,000	957,044
Exelon Generation Co. LLC	BBB	5.35	01/15/14	1,000,000	1,001,653
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	250,000	250,260
PPL Energy Supply LLC	BBB	5.70	10/15/15	600,000	605,573
PPL Energy Supply LLC	BBB	6.40	11/01/11	1,100,000	1,158,571
Progress Energy, Inc.	BBB	6.85	04/15/12	900,000	974,741
Southwest Gas Corp.	NR	8.38	02/15/11	1,000,000	1,054,094
TransAlta Corp.	BBB	5.75	12/15/13	1,000,000	988,117
Virginia Electric & Power Co.	A-	4.50	12/15/10	400,000	409,702
					13,507,253
TOTAL LONG-TERM DEBT SECURITIES (Cost: $188,438,704) 91.7%					188,548,827

SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (3.4%)
FHLB	AAA	0.10	07/17/09	4,000,000	3,999,822
FHLMC	AAA	0.20	09/08/09	3,000,000	2,998,957
					6,998,779
COMMERCIAL PAPER (3.8%)
Campbell Soup Co.†	A-1	0.10	07/01/09	3,000,000	3,000,000
Toyota Motor Credit Corp.	A-1+	0.13	07/06/09	3,300,000	3,299,940
Toyota Motor Credit Corp.	A-1+	0.20	07/06/09	1,400,000	1,399,961
					7,699,901
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $14,698,573) 7.2%					14,698,680

TOTAL INVESTMENTS (Cost: $203,137,277) 98.9%					203,247,507

OTHER NET ASSETS 1.1%					2,181,713

NET ASSETS 100.0%					$205,429,220

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2009  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (7.9%)
U.S. Treasury Bond	AAA	3.50	02/15/39	4,000,000	3,458,760
U.S. Treasury Bond	AAA	4.25	05/15/39	8,000,000	7,918,719
U.S. Treasury Note	AAA	3.13	05/15/19	5,000,000	4,835,950
U.S. Treasury Strip	AAA	0.00	02/15/18	10,000,000	7,187,520
U.S. Treasury Strip	AAA	0.00	08/15/18	2,500,000	1,757,285
U.S. Treasury Strip	AAA	0.00	11/15/21	9,700,000	5,600,625
U.S. Treasury Strip	AAA	0.00	02/15/29	3,000,000	1,231,611
					31,990,470
U.S. GOVERNMENT AGENCIES (37.6%)
MORTGAGE-BACKED OBLIGATIONS (35.1%)
FHARM	AAA	5.23	04/01/37	2,813,704	2,935,230
FHARM	AAA	5.28	02/01/36	1,566,929	1,629,294
FHARM	AAA	5.41	04/01/37	2,060,953	2,154,440
FHARM	AAA	5.44	05/01/37	2,014,548	2,101,488
FHARM	AAA	5.78	03/01/37	1,433,426	1,498,908
FHLMC	AAA	4.00	10/15/26	195,692	198,346
FHLMC	AAA	4.50	04/15/32	2,700,000	2,770,200
FHLMC	AAA	5.00	02/01/26	988,622	1,016,719
FHLMC	AAA	5.50	10/01/18	943,995	996,151
FHLMC	AAA	5.50	12/15/20	3,500,000	3,622,913
FHLMC	AAA	5.50	03/01/21	982,182	1,033,378
FHLMC	AAA	5.50	01/15/33	1,857,196	1,975,258
FHLMC	AAA	5.50	01/15/35	500,000	518,934
FHLMC	AAA	6.00	07/15/29	1,459,764	1,561,876
FHLMC	AAA	6.00	03/15/32	1,799,235	1,919,761
FNMA	AAA	4.00	05/01/19	1,819,187	1,853,486
FNMA	AAA	4.50	05/01/18	1,709,856	1,773,904
FNMA	AAA	4.50	12/01/18	951,110	986,737
FNMA	AAA	4.50	02/01/19	709,411	734,876
FNMA	AAA	4.50	05/01/19	428,331	443,707
FNMA	AAA	4.50	06/01/19	1,163,025	1,204,772
FNMA	AAA	4.50	06/01/19	648,120	671,385
FNMA	AAA	4.50	07/01/29	1,500,000	1,509,119
FNMA	AAA	4.50	08/01/33	2,276,437	2,286,019
FNMA	AAA	4.50	05/01/34	995,143	997,465
FNMA	AAA	4.50	06/01/34	2,012,119	2,016,815
FNMA	AAA	5.00	04/01/18	380,113	398,026
FNMA	AAA	5.00	09/01/18	1,356,874	1,420,817
FNMA	AAA	5.00	09/01/20	1,310,322	1,365,111
FNMA	AAA	5.00	10/01/20	1,829,715	1,906,220
FNMA	AAA	5.00	10/01/25	1,481,777	1,518,537
FNMA	AAA	5.00	06/01/33	1,803,502	1,845,138
FNMA	AAA	5.00	09/01/33	1,604,461	1,641,501
FNMA	AAA	5.00	11/01/33	3,025,884	3,095,740
FNMA	AAA	5.00	01/01/34	2,235,437	2,287,045
FNMA	AAA	5.00	03/01/34	1,017,919	1,041,419
FNMA	AAA	5.00	04/01/34	1,422,170	1,453,892
FNMA	AAA	5.00	04/01/34	511,727	523,141
FNMA	AAA	5.00	04/01/35	1,764,091	1,802,336
FNMA	AAA	5.00	06/01/35	1,293,239	1,321,277
FNMA	AAA	5.00	09/01/35	4,267,049	4,359,558
FNMA	AAA	5.50	04/01/17	210,699	222,669

FNMA	AAA	5.50	05/01/17	399,934	422,656
FNMA	AAA	5.50	01/01/24	1,137,691	1,184,143
FNMA	AAA	5.50	03/01/24	2,604,115	2,708,639
FNMA	AAA	5.50	09/01/25	1,202,929	1,250,700
FNMA	AAA	5.50	11/01/26	1,400,317	1,454,375
FNMA	AAA	5.50	01/01/27	851,954	884,843
FNMA	AAA	5.50	07/01/33	3,260,968	3,383,730
FNMA	AAA	5.50	09/01/33	1,683,105	1,746,467
FNMA	AAA	5.50	10/01/33	2,161,514	2,242,886
FNMA	AAA	5.50	03/01/34	1,447,299	1,501,784
FNMA	AAA	5.50	03/01/34	778,745	808,062
FNMA	AAA	5.50	07/01/34	1,653,289	1,714,495
FNMA	AAA	5.50	09/01/34	1,397,313	1,449,043
FNMA	AAA	5.50	09/01/34	585,537	607,215
FNMA	AAA	5.50	10/01/34	3,281,758	3,403,252
FNMA	AAA	5.50	02/01/35	1,188,845	1,232,857
FNMA	AAA	5.50	02/01/35	973,296	1,008,416
FNMA	AAA	5.50	04/01/35	1,407,392	1,458,177
FNMA	AAA	5.50	08/01/35	2,825,755	2,927,720
FNMA	AAA	5.50	11/01/38	1,675,249	1,725,229
FNMA	AAA	5.50	06/01/48	1,614,019	1,653,093
FNMA	AAA	6.00	03/01/17	267,162	284,678
FNMA	AAA	6.00	05/01/23	1,386,470	1,463,903
FNMA	AAA	6.00	01/01/25	790,783	834,315
FNMA	AAA	6.00	03/01/28	1,610,220	1,691,697
FNMA	AAA	6.00	04/01/32	435,587	459,281
FNMA	AAA	6.00	04/01/32	250,193	263,802
FNMA	AAA	6.00	05/01/32	1,394,739	1,470,606
FNMA	AAA	6.00	04/01/33	1,804,940	1,903,119
FNMA	AAA	6.00	11/01/34	1,165,809	1,225,943
FNMA	AAA	6.00	12/01/36	1,653,777	1,732,365
FNMA	AAA	6.00	01/01/37	1,744,369	1,827,261
FNMA	AAA	6.00	04/01/37	1,634,794	1,705,837
FNMA	AAA	6.00	05/01/37	1,644,154	1,715,604
FNMA	AAA	6.00	06/01/37	1,902,587	1,985,267
FNMA	AAA	6.00	07/01/37	1,685,834	1,764,364
FNMA	AAA	6.00	08/01/37	2,587,301	2,707,823
FNMA	AAA	6.00	12/01/37	1,362,948	1,426,437
FNMA	AAA	6.00	02/25/47	1,524,098	1,573,393
FNMA	AAA	6.50	09/01/16	89,193	94,688
FNMA	AAA	6.50	03/01/17	650,771	689,742
FNMA	AAA	6.50	05/01/17	104,123	110,359
FNMA	AAA	6.50	04/01/32	251,056	269,734
FNMA	AAA	6.50	05/01/32	1,766,527	1,897,948
FNMA	AAA	6.50	05/01/32	408,205	438,573
FNMA	AAA	6.50	09/01/36	1,377,745	1,464,777
FNMA	AAA	6.50	05/01/37	1,561,247	1,664,954
FNMA	AAA	6.50	07/01/37	1,088,016	1,160,288
FNMA	AAA	6.50	09/01/37	2,002,438	2,135,452
FNMA	AAA	6.50	05/01/38	1,830,988	1,952,511
FNMA	AAA	7.00	09/01/31	163,862	179,519
FNMA	AAA	7.00	11/01/31	98,029	107,396
FNMA	AAA	7.00	01/25/44	1,550,856	1,683,406
FNMA	AAA	7.50	04/01/32	101,395	110,265
FNMA	AAA	7.50	06/01/32	485,833	528,335
FNMA	AAA	8.00	03/01/31	80,979	88,359
FNMA	AAA	8.00	04/01/32	77,543	84,484

FNMA	AAA	8.00	04/01/32	45,907	50,035
GNMA(5)	AAA	6.50	04/15/31	42,548	45,834
GNMA(5)	AAA	6.50	12/15/31	225,568	242,988
GNMA(5)	AAA	6.50	05/15/32	89,160	95,850
GNMA(5)	AAA	7.00	09/15/31	58,230	63,636
GNMA(5)	AAA	7.00	09/15/31	34,894	38,134
GNMA(5)	AAA	7.00	05/15/32	22,139	24,031
					142,638,383
NON-MORTGAGE-BACKED OBLIGATIONS (2.5%)
FNMA	AAA	0.00	10/09/19	20,000,000	10,181,995

CORPORATE DEBT (47.3%)
CONSUMER DISCRETIONARY (6.4%)
Best Buy Co., Inc.	BBB-	6.75	07/15/13	500,000	517,548
Black & Decker Corp.	BBB	4.75	11/01/14	2,000,000	1,830,336
Brinker International, Inc.	BBB-	5.75	06/01/14	2,000,000	1,800,750
Ethan Allen Interiors, Inc.	BB	5.38	10/01/15	2,000,000	1,771,396
Fortune Brands, Inc.	BBB-	4.88	12/01/13	500,000	486,760
Fortune Brands, Inc.	BBB-	5.38	01/15/16	1,900,000	1,742,938
Fruit of the Loom (4)	NR	7.38	11/15/23	345,170	35
Home Depot, Inc.	BBB+	5.40	03/01/16	2,000,000	1,996,442
Johnson Controls, Inc.	BBB	4.88	09/15/13	2,500,000	2,404,950
Kellwood Co.	NR	7.88	07/15/09	4,000,000	800,000
Kohl’s Corp.	BBB+	6.30	03/01/11	1,500,000	1,561,785
Leggett & Platt, Inc.	A-	4.70	04/01/13	2,000,000	1,957,220
Marriott International, Inc.	BBB-	5.63	02/15/13	2,000,000	1,974,470
RadioShack Corp.	BB	7.38	05/15/11	2,000,000	2,025,000
Scholastic Corp.	BB-	5.00	04/15/13	2,000,000	1,630,000
Starwood Hotels & Resorts	BB	6.25	02/15/13	500,000	465,000
Wendy’s International, Inc.	B-	6.25	11/15/11	1,500,000	1,443,750
Whirlpool Corp.	BBB-	6.50	06/15/16	2,000,000	1,888,232
					26,296,612
CONSUMER STAPLES (2.1%)
Cargill, Inc.†	A	5.00	11/15/13	500,000	497,844
Clorox Co.	BBB+	5.00	03/01/13	2,000,000	2,078,506
CVS Caremark Corp.	BBB+	6.13	08/15/16	2,000,000	2,071,790
Kroger Co.	BBB-	4.95	01/15/15	2,000,000	1,888,600
Sara Lee Corp.	BBB+	6.25	09/15/11	2,000,000	2,113,838
					8,650,578
ENERGY (5.7%)
Diamond Offshore Drilling, Inc	A-	4.88	07/01/15	2,000,000	1,966,870
Enbridge, Inc.	A-	5.80	06/15/14	1,000,000	1,040,910
Knight, Inc.	BB	5.15	03/01/15	2,000,000	1,735,000
Nabors Industries Ltd.	BBB+	5.38	08/15/12	1,000,000	1,009,166
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	2,000,000	1,903,790
Noble Corp.	A-	7.50	03/15/19	2,000,000	2,059,298
Premco Refining Group	BBB	7.50	06/15/15	2,000,000	2,075,054
Seariver Maritime, Inc.	AAA	0.00	09/01/12	10,000,000	9,299,995
Weatherford Int’l. Ltd.	BBB+	5.15	03/15/13	500,000	498,681
Weatherford Int’l. Ltd.	BBB+	5.50	02/15/16	1,500,000	1,438,298
					23,027,062
FINANCIALS (15.6%)
American Express Credit Corp.	BBB+	5.88	05/02/13	500,000	496,485
Brandywine Realty Trust	BBB-	4.50	11/01/09	2,000,000	1,993,650
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	2,000,000	1,945,984
Capital One Bank	BBB+	5.75	09/15/10	2,000,000	2,038,628

Colonial Realty LP	BB+	4.80	04/01/11	1,500,000	1,404,857
Corporate Pptys. Investors†	A-	7.88	03/15/16	5,000,000	5,010,055
Developers Diversified Realty	BB+	5.00	05/03/10	2,000,000	1,810,912
Duke Realty LP	BBB	4.63	05/15/13	2,000,000	1,692,806
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	2,500,000	2,262,500
First Horizon Mtg.	AAA	5.00	06/25/33	454,804	454,606
First Horizon National Corp.	BB+	4.50	05/15/13	5,000,000	3,986,245
First Industrial LP	BB	6.88	04/15/12	2,000,000	1,619,650
Ford Motor Credit Co. LLC	CCC+	7.38	10/28/09	3,000,000	2,974,284
Fosters Finance Corp.†	BBB	6.88	06/15/11	2,000,000	2,057,084
GATX Financial Corp.	BBB+	5.13	04/15/10	1,000,000	999,549
GMAC LLC	CCC	0.00	12/01/12	10,000,000	5,950,000
Harley-Davidson Funding†	BBB+	5.25	12/15/12	500,000	468,436
HCP, Inc.	BBB	4.88	09/15/10	2,000,000	1,961,476
HCP, Inc.	BBB	5.65	12/15/13	2,000,000	1,820,904
Health Care REIT, Inc.	BBB-	8.00	09/12/12	2,000,000	1,976,526
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	2,000,000	2,101,258
HSBC Finance Corp.	A	2.17	11/10/13	100,000	84,802
HSBC Finance Corp.	A	2.34	10/10/13	70,000	58,680
KeyCorp	BBB+	6.50	05/14/13	2,000,000	1,992,644
Kimco Realty Corp.	BBB+	6.00	11/30/12	1,000,000	947,159
Lincoln National Corp.	A-	5.65	08/27/12	2,000,000	1,941,270
Markel Corp.	BBB	6.80	02/15/13	1,000,000	989,311
Nationwide Health Pptys., Inc.	BBB-	6.50	07/15/11	2,000,000	1,970,342
ProLogis	BBB-	5.50	04/01/12	2,000,000	1,841,196
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	863,002
Protective Life Secured Trust	AA-	1.70	12/10/14	124,000	96,429
Protective Life Secured Trust	AA-	1.85	10/10/14	53,000	40,885
Protective Life Secured Trust	AA-	1.95	08/10/14	21,000	16,846
Regency Centers LP	BBB+	4.95	04/15/14	2,000,000	1,646,248
Shurgard Storage Centers	A-	7.75	02/22/11	750,000	739,051
Southtrust Bank, N.A.	AA-	4.75	03/01/13	1,250,000	1,221,296
Travelers Cos., Inc.	A-	5.38	06/15/12	500,000	508,479
Vornado Realty LP	BBB	5.60	02/15/11	2,000,000	1,969,170
Zions Bancorporation	BB+	5.65	05/15/14	2,000,000	1,508,704
					63,461,409
HEALTH CARE (5.3%)
Allergan, Inc.	A	5.75	04/01/16	2,000,000	1,971,732
Anthem/WellPoint, Inc.	A-	4.25	12/15/09	2,000,000	2,023,762
Cardinal Health, Inc.	BBB+	6.75	02/15/11	2,000,000	2,105,416
CIGNA Corp.	BBB	5.38	03/15/17	2,000,000	1,709,974
Fisher Scientific Int’l., Inc.	BBB+	6.13	07/01/15	2,000,000	2,007,500
Humana, Inc.	BBB	7.20	06/15/18	2,000,000	1,802,282
Laboratory Corp. of America	BBB	5.50	02/01/13	1,000,000	981,418
Laboratory Corp. of America	BBB	5.63	12/15/15	1,000,000	932,195
Lilly (Eli) & Co.	AA	4.20	03/06/14	2,000,000	2,059,122
McKesson Corp.	BBB+	7.75	02/01/12	1,750,000	1,916,549
UnitedHealth Group, Inc.	A-	5.50	11/15/12	2,000,000	2,069,676
Wyeth	A+	5.50	03/15/13	1,750,000	1,870,932
					21,450,558
INDUSTRIALS (3.4%)
CSX Corp.	BBB-	6.25	04/01/15	2,000,000	2,067,696
Donnelley (R.R.) & Sons Co.	BBB	4.95	04/01/14	2,000,000	1,741,002
Goodrich Corp.	BBB+	7.63	12/15/12	2,000,000	2,208,258
Masco Corp.	BBB	5.88	07/15/12	2,000,000	1,880,564
Precision Castparts Corp.	BBB+	5.60	12/15/13	2,000,000	2,003,032
Ryder System, Inc.	BBB+	6.00	03/01/13	2,000,000	1,991,198
Steelcase, Inc.	BBB	6.50	08/15/11	2,000,000	2,002,258
					13,894,008

INFORMATION TECHNOLOGY (1.6%)
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	2,000,000	1,917,170
Avnet, Inc.	BBB-	6.00	09/01/15	2,000,000	1,839,144
Cisco Systems, Inc.	A+	5.25	02/22/11	2,000,000	2,108,878
Xerox Corp.	BBB	6.88	08/15/11	500,000	517,500
					6,382,692
MATERIALS (2.0%)
Lubrizol Corp.	BBB	5.50	10/01/14	2,000,000	1,983,586
Martin Marietta Materials, Inc	BBB+	6.88	04/01/11	1,500,000	1,563,008
PolyOne Corp.	B-	7.50	12/15/15	3,750,000	2,006,250
Sonoco Products Co.	BBB+	6.50	11/15/13	500,000	480,777
Vulcan Materials Co.	BBB	7.00	06/15/18	2,000,000	1,928,072
					7,961,693
TELECOMMUNICATION SERVICES (1.5%)
Alltel Corp.	A	7.00	03/15/16	2,000,000	2,157,612
Nextel Communications, Inc.	BB	5.25	01/15/10	2,000,000	1,980,000
Verizon Florida LLC	A	6.13	01/15/13	2,000,000	2,068,078
					6,205,690
UTILITIES (3.7%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	489,815
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	2,000,000	2,067,382
Duke Energy Corp.	A	4.50	04/01/10	750,000	759,851
Entergy New Orleans, Inc.	BBB+	5.25	08/01/13	1,075,000	1,028,822
Entergy New Orleans, Inc.	BBB+	6.75	10/15/17	500,000	477,221
Metropolitan Edison	BBB	7.70	01/15/19	2,000,000	2,187,578
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	2,000,000	2,002,080
PPL Energy Supply LLC	BBB	5.40	08/15/14	2,000,000	2,025,854
Progress Energy Enterprise	A-	5.25	12/15/15	2,000,000	2,097,718
Virginia Electric & Power Co.	A-	4.50	12/15/10	2,000,000	2,048,510
					15,184,831

SOVEREIGN DEBT (1.1%)
Sri Lanka AID	NR	6.59	09/15/28	4,000,000	4,491,960

TOTAL LONG-TERM DEBT SECURITIES (Cost: $386,389,814) 93.9%					381,817,941

SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.7%)
FHLB	AAA	0.10	07/17/09	7,000,000	6,999,689

COMMERCIAL PAPER (3.8%)
Campbell Soup Co.†	A-1	0.10	07/01/09	5,400,000	5,400,000
Toyota Motor Credit Corp.	A-1+	0.13	07/06/09	5,000,000	4,999,910
Toyota Motor Credit Corp.	A-1+	0.20	07/07/09	4,500,000	4,499,850
					14,899,760
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $21,899,449) 5.5%					21,899,449

TEMPORARY CASH INVESTMENTS (2) (Cost: $76,000) 0.0% (3)					76,000

TOTAL INVESTMENTS (Cost: $408,365,263) 99.4%					403,793,390

OTHER NET ASSETS 0.6%					2,291,691

NET ASSETS 100.0%					$406,085,081

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2009 (Unaudited)

Abbreviations:	FFCB = Federal Farm Credit Bank
FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association

NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poors Corporation.

*** This security is fair valued in accordance with procedures established by the Funds’ Board of Directors.

† Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2009, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

EQUITY INDEX FUND	$4,698,879	0.8%
ALL AMERICA FUND	$3,439,900	1.6%
SMALL CAP VALUE FUND	$3,136,900	1.9%
MID CAP VALUE FUND	$700,000	2.2%
MID-CAP EQUITY INDEX FUND	$8,279,044	2.9%
COMPOSITE FUND	$2,604,271	1.7%
MID-TERM BOND FUND	$9,392,985	4.6%
BOND FUND	$13,433,419	3.3%

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2009, were as follows:

							Face Value
							of Futures
					Underlying		as a % of
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value	Gain(Loss)	Investments

EQUITY INDEX FUND	912	E-mini S&P 500 Stock Index	P	September 2009	$41,746,800	$336,300	6.9%
ALL AMERICA FUND	145	E-mini S&P 500 Stock Index	P	September 2009	$6,637,375	$47,687	3.1%
MID-CAP EQUITY INDEX FUND	321	E-mini S&P MidCap 400 Stock Index	P	September 2009	$18,512,070	$181,500	6.6%

(2)

The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2009 was 0.15%.

(3)	Percentage is less than 0.05%.
(4)	Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.
(5)	U.S. Government guaranteed security.

Fair Value—The Investment Company has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  SFAS 157 establishes a single definition of fair value, institutes a framework for measuring fair value and expands disclosures about fair value measurements.  Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction.  SFAS 157 establishes a three-level valuation hierarchy for measurement and disclosure of fair value.  The valuation hierarchy is based upon the transparency of inputs used to measure fair value.  The three levels are as follows:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 –other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 –significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2009, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded were considered Level 3. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2009, by SFAS 157 valuation hierarchy:

	Level 1 –	Level 2 – Significant	Level 3 – Significant
Fund	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments at Market Value:
Equity Index Fund	$559,165,667	$44,468,464	—	$603,634,131
All America Fund	$209,435,071	$6,972,503	$420,000	$216,827,574
Small Cap Value Fund	$152,826,785	$6,758,770	$2,478,000	$162,063,555
Small Cap Growth Fund	$152,749,009	$5,599,870	—	$158,348,879
Mid Cap Value Fund	$29,785,062	$2,399,980	—	$32,185,042
Mid-Cap Equity Index Fund	$264,148,265	$18,283,285	—	$282,431,550
Composite Fund	$84,908,251	$62,730,031	—	$147,638,282
Mid-Term Bond Fund	—	$203,247,507	—	$203,247,507
Bond Fund	—	$403,793,390	—	$403,793,390
Other Financial Instruments:(a)
Equity Index Fund	$336,300	—	—	$336,300
All America Fund	$47,687	—	—	$47,687
Mid-Cap Equity Index Fund	$181,500	—	—	$181,500

(a) Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Value Measurement Using Signficant Unobservable Inputs (Level 3)

for the Six Months Ended June 30, 2009

	Balance	Unrealized	Transfer	Balance
	December 31,	Gains	In/(Out) of	June 30,
	2008	(Losses)	Level 3	2009
All America Fund	$695,347	(13,747)	(261,600)	$420,000
Small Cap Value Fund	$3,989,652	(74,052)	(1,437,600)	$2,478,000

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the pricing service price is not the result of a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. Such funds may, in order to remain more fully invested in the equity markets while minimizing transaction costs, purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in Footnote 1), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.  With futures contracts, there is minimal counterparty credit risk to the Fund, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2009 for each of the funds were as follows.

	Equity Index	All America	Small Cap	Small Cap	Mid Cap
	Fund	Fund	Value Fund	Growth	Value Fund
Unrealized Appreciation	$78,597,249	$17,296,341	$14,765,541	$14,245,214	$1,210,118
Unrealized Depreciation	(174,792,508)	(69,695,051)	(42,527,187)	(20,836,533)	(10,402,158)
Net	$(96,195,259)	$(52,398,710)	$(27,761,646)	$(6,591,319)	$(9,192,040)
Cost of Investments	$699,829,389	$269,226,284	$189,825,201	$164,940,198	$41,377,082

	Mid-Cap
	Equity Index	Composite	Mid-Term	Bond
	Fund	Fund	Bond Fund	Fund
Unrealized Appreciation	$18,118,435	$5,251,372	$4,122,662	$9,781,235
Unrealized Depreciation	(86,277,046)	(19,326,475)	(4,012,432)	(14,353,108)
Net	$(68,158,611)	$(14,075,103)	$110,230	$(4,571,873)
Cost of Investments	$350,590,161	$161,713,385	$203,137,277	$408,365,263

(b) Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)          The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.   EXHIBITS.

Attached hereto:

(a) (1)  Not applicable to semi-annual report.

(2) Exhibit 99.CERT                                              Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b)      Exhibit 99.906CERT                             Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: August 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: August 31, 2009

By:	/s/ JOHN R. GREED
John R. Greed
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date: August 31, 2009